UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21598

Putnam Target Date Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Retirement Advantage Plus Maturity Fund
Class A [PRMAX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$43	0.42%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus Maturity Fund returned 5.96%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 1	39015-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	5.96	4.18	3.47
Class A (with sales charge)	1.72	3.34	3.05
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%
Franklin Retirement Advantage Plus Maturity Fund	PAGE 2	39015-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus Maturity Fund	PAGE 3	39015-ATSA-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 4	39015-ATSA-0926

Franklin Retirement Advantage Plus Maturity Fund
Class C [PRMCX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$120	1.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus Maturity Fund returned 5.20%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 1	39015-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	5.20	3.42	2.84
Class C (with sales charge)	4.20	3.42	2.84
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%
Franklin Retirement Advantage Plus Maturity Fund	PAGE 2	39015-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus Maturity Fund	PAGE 3	39015-ATSC-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 4	39015-ATSC-0926

Franklin Retirement Advantage Plus Maturity Fund
Class R [PRMKX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$83	0.81%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus Maturity Fund returned 5.50%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 1	39015-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	5.50	3.76	3.12
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%
Franklin Retirement Advantage Plus Maturity Fund	PAGE 2	39015-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus Maturity Fund	PAGE 3	39015-ATSR-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 4	39015-ATSR-0926

Franklin Retirement Advantage Plus Maturity Fund
Class R3 [PACKX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$59	0.57%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus Maturity Fund returned 5.77%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 1	39015-ATSR3-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	5.77	4.02	3.31
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%
Franklin Retirement Advantage Plus Maturity Fund	PAGE 2	39015-ATSR3-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus Maturity Fund	PAGE 3	39015-ATSR3-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 4	39015-ATSR3-0926

Franklin Retirement Advantage Plus Maturity Fund
Class R4 [PACPX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$33	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus Maturity Fund returned 6.03%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 1	39015-ATSR4-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	6.03	4.30	3.57
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%
Franklin Retirement Advantage Plus Maturity Fund	PAGE 2	39015-ATSR4-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus Maturity Fund	PAGE 3	39015-ATSR4-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 4	39015-ATSR4-0926

Franklin Retirement Advantage Plus Maturity Fund
Class R5 [PACQX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$16	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus Maturity Fund returned 6.19%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 1	39015-ATSR5-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	6.19	4.44	3.73
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%
Franklin Retirement Advantage Plus Maturity Fund	PAGE 2	39015-ATSR5-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus Maturity Fund	PAGE 3	39015-ATSR5-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 4	39015-ATSR5-0926

Franklin Retirement Advantage Plus Maturity Fund
Class R6 [PREWX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$7	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus Maturity Fund returned 6.30%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 1	39015-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	6.30	4.55	3.82
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%
Franklin Retirement Advantage Plus Maturity Fund	PAGE 2	39015-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus Maturity Fund	PAGE 3	39015-ATSR6-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 4	39015-ATSR6-0926

Franklin Retirement Advantage Plus Maturity Fund
Class Y [PRMYX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$16	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus Maturity Fund returned 6.20%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 1	39015-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	6.20	4.44	3.72
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%
Franklin Retirement Advantage Plus Maturity Fund	PAGE 2	39015-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus Maturity Fund	PAGE 3	39015-ATSY-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus Maturity Fund	PAGE 4	39015-ATSY-0926

Franklin Retirement Advantage Plus 2030 Fund
Class A [PRRQX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$41	0.40%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2030 Fund returned 6.27%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 1	39017-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	6.27	4.62	5.45
Class A (with sales charge)	0.16	3.39	4.82
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2030 Fund	PAGE 2	39017-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 3	39017-ATSA-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 4	39017-ATSA-0926

Franklin Retirement Advantage Plus 2030 Fund
Class C
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$118	1.15%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2030 Fund returned 5.46%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 1	39017-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	5.46	3.84	4.82
Class C (with sales charge)	4.46	3.84	4.82
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2030 Fund	PAGE 2	39017-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 3	39017-ATSC-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 4	39017-ATSC-0926

Franklin Retirement Advantage Plus 2030 Fund
Class R
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.77%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2030 Fund returned 5.82%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 1	39017-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	5.82	4.20	5.10
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2030 Fund	PAGE 2	39017-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 3	39017-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 4	39017-ATSR-0926

Franklin Retirement Advantage Plus 2030 Fund
Class R3 [PADOX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$57	0.55%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2030 Fund returned 6.10%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 1	39017-ATSR3-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	6.10	4.47	5.30
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2030 Fund	PAGE 2	39017-ATSR3-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 3	39017-ATSR3-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 4	39017-ATSR3-0926

Franklin Retirement Advantage Plus 2030 Fund
Class R4 [PADNX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$30	0.29%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2030 Fund returned 6.35%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 1	39017-ATSR4-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	6.35	4.73	5.57
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2030 Fund	PAGE 2	39017-ATSR4-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 3	39017-ATSR4-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 4	39017-ATSR4-0926

Franklin Retirement Advantage Plus 2030 Fund
Class R5 [PADRX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$15	0.15%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2030 Fund returned 6.52%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 1	39017-ATSR5-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	6.52	4.89	5.72
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2030 Fund	PAGE 2	39017-ATSR5-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 3	39017-ATSR5-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 4	39017-ATSR5-0926

Franklin Retirement Advantage Plus 2030 Fund
Class R6 [PREZX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$5	0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2030 Fund returned 6.62%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 1	39017-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	6.62	4.99	5.81
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2030 Fund	PAGE 2	39017-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 3	39017-ATSR6-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 4	39017-ATSR6-0926

Franklin Retirement Advantage Plus 2030 Fund
Class Y [PRRTX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$15	0.15%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2030 Fund returned 6.48%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 1	39017-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	6.48	4.88	5.71
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2030 Fund	PAGE 2	39017-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 3	39017-ATSY-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2030 Fund	PAGE 4	39017-ATSY-0926

Franklin Retirement Advantage Plus 2035 Fund
Class A [PRRWX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about  Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$37	0.36%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2035 Fund returned 8.15%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 1	39018-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	8.15	5.89	6.91
Class A (with sales charge)	1.93	4.64	6.28
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%
Franklin Retirement Advantage Plus 2035 Fund	PAGE 2	39018-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 3	39018-ATSA-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 4	39018-ATSA-0926

Franklin Retirement Advantage Plus 2035 Fund
Class C
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about  Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$115	1.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2035 Fund returned 7.34%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 1	39018-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	7.34	5.10	6.27
Class C (with sales charge)	6.34	5.10	6.27
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%
Franklin Retirement Advantage Plus 2035 Fund	PAGE 2	39018-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 3	39018-ATSC-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 4	39018-ATSC-0926

Franklin Retirement Advantage Plus 2035 Fund
Class R
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about  Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.76%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2035 Fund returned 7.72%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 1	39018-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	7.72	5.46	6.55
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%
Franklin Retirement Advantage Plus 2035 Fund	PAGE 2	39018-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 3	39018-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 4	39018-ATSR-0926

Franklin Retirement Advantage Plus 2035 Fund
Class R3 [PADUX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about  Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$53	0.51%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2035 Fund returned 8.02%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 1	39018-ATSR3-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	8.02	5.73	6.77
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%
Franklin Retirement Advantage Plus 2035 Fund	PAGE 2	39018-ATSR3-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 3	39018-ATSR3-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 4	39018-ATSR3-0926

Franklin Retirement Advantage Plus 2035 Fund
Class R4 [PADSX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about  Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$27	0.26%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2035 Fund returned 8.29%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 1	39018-ATSR4-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	8.29	6.00	7.04
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%
Franklin Retirement Advantage Plus 2035 Fund	PAGE 2	39018-ATSR4-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 3	39018-ATSR4-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 4	39018-ATSR4-0926

Franklin Retirement Advantage Plus 2035 Fund
Class R5 [PADVX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about  Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$11	0.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2035 Fund returned 8.40%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 1	39018-ATSR5-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	8.40	6.15	7.20
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%
Franklin Retirement Advantage Plus 2035 Fund	PAGE 2	39018-ATSR5-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 3	39018-ATSR5-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 4	39018-ATSR5-0926

Franklin Retirement Advantage Plus 2035 Fund
Class R6 [PREGX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about  Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$1	0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2035 Fund returned 8.54%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 1	39018-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	8.54	6.26	7.28
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%
Franklin Retirement Advantage Plus 2035 Fund	PAGE 2	39018-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 3	39018-ATSR6-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 4	39018-ATSR6-0926

Franklin Retirement Advantage Plus 2035 Fund
Class Y [PRRYX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about  Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$11	0.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2035 Fund returned 8.43%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 1	39018-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	8.43	6.15	7.18
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%
Franklin Retirement Advantage Plus 2035 Fund	PAGE 2	39018-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 3	39018-ATSY-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2035 Fund	PAGE 4	39018-ATSY-0926

Franklin Retirement Advantage Plus 2040 Fund
Class A [PRRZX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$36	0.34%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2040 Fund returned 10.01%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 1	39009-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	10.01	6.75	8.08
Class A (with sales charge)	3.68	5.50	7.44
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%
Franklin Retirement Advantage Plus 2040 Fund	PAGE 2	39009-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 3	39009-ATSA-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 4	39009-ATSA-0926

Franklin Retirement Advantage Plus 2040 Fund
Class C
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$114	1.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2040 Fund returned 9.19%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 1	39009-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	9.19	5.96	7.43
Class C (with sales charge)	8.19	5.96	7.43
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%
Franklin Retirement Advantage Plus 2040 Fund	PAGE 2	39009-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 3	39009-ATSC-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 4	39009-ATSC-0926

Franklin Retirement Advantage Plus 2040 Fund
Class R
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$77	0.73%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2040 Fund returned 9.62%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 1	39009-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	9.62	6.33	7.72
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%
Franklin Retirement Advantage Plus 2040 Fund	PAGE 2	39009-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 3	39009-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 4	39009-ATSR-0926

Franklin Retirement Advantage Plus 2040 Fund
Class R3 [PAAUX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$48	0.46%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2040 Fund returned 9.90%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 1	39009-ATSR3-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	9.90	6.61	7.95
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%
Franklin Retirement Advantage Plus 2040 Fund	PAGE 2	39009-ATSR3-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 3	39009-ATSR3-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 4	39009-ATSR3-0926

Franklin Retirement Advantage Plus 2040 Fund
Class R4 [PAAYX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$24	0.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2040 Fund returned 10.11%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 1	39009-ATSR4-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	10.11	6.87	8.22
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%
Franklin Retirement Advantage Plus 2040 Fund	PAGE 2	39009-ATSR4-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 3	39009-ATSR4-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 4	39009-ATSR4-0926

Franklin Retirement Advantage Plus 2040 Fund
Class R5 [PABTX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$8	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2040 Fund returned 10.29%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 1	39009-ATSR5-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	10.29	7.02	8.38
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%
Franklin Retirement Advantage Plus 2040 Fund	PAGE 2	39009-ATSR5-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 3	39009-ATSR5-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 4	39009-ATSR5-0926

Franklin Retirement Advantage Plus 2040 Fund
Class R6 [PREHX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(2)	-0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2040 Fund returned 10.43%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 1	39009-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	10.43	7.13	8.45
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%
Franklin Retirement Advantage Plus 2040 Fund	PAGE 2	39009-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 3	39009-ATSR6-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 4	39009-ATSR6-0926

Franklin Retirement Advantage Plus 2040 Fund
Class Y [PRZZX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$8	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2040 Fund returned 10.30%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 1	39009-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	10.30	7.03	8.35
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%
Franklin Retirement Advantage Plus 2040 Fund	PAGE 2	39009-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 3	39009-ATSY-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2040 Fund	PAGE 4	39009-ATSY-0926

Franklin Retirement Advantage Plus 2045 Fund
Class A [PRVLX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$34	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2045 Fund returned 11.58%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 1	39010-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	11.58	7.36	8.96
Class A (with sales charge)	5.17	6.10	8.32
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%
Franklin Retirement Advantage Plus 2045 Fund	PAGE 2	39010-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 3	39010-ATSA-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 4	39010-ATSA-0926

Franklin Retirement Advantage Plus 2045 Fund
Class C
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$113	1.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2045 Fund returned 10.78%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 1	39010-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	10.78	6.56	8.31
Class C (with sales charge)	9.78	6.56	8.31
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%
Franklin Retirement Advantage Plus 2045 Fund	PAGE 2	39010-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 3	39010-ATSC-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 4	39010-ATSC-0926

Franklin Retirement Advantage Plus 2045 Fund
Class R
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$76	0.72%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2045 Fund returned 11.15%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 1	39010-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	11.15	6.93	8.60
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%
Franklin Retirement Advantage Plus 2045 Fund	PAGE 2	39010-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 3	39010-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 4	39010-ATSR-0926

Franklin Retirement Advantage Plus 2045 Fund
Class R3 [PACGX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$48	0.45%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2045 Fund returned 11.43%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 1	39010-ATSR3-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	11.43	7.21	8.86
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%
Franklin Retirement Advantage Plus 2045 Fund	PAGE 2	39010-ATSR3-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 3	39010-ATSR3-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 4	39010-ATSR3-0926

Franklin Retirement Advantage Plus 2045 Fund
Class R4 [PACFX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$23	0.22%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2045 Fund returned 11.71%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 1	39010-ATSR4-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	11.71	7.47	9.13
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%
Franklin Retirement Advantage Plus 2045 Fund	PAGE 2	39010-ATSR4-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 3	39010-ATSR4-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 4	39010-ATSR4-0926

Franklin Retirement Advantage Plus 2045 Fund
Class R5 [PACHX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$7	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2045 Fund returned 11.86%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 1	39010-ATSR5-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	11.86	7.64	9.28
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class R6 performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%
Franklin Retirement Advantage Plus 2045 Fund	PAGE 2	39010-ATSR5-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 3	39010-ATSR5-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 4	39010-ATSR5-0926

Franklin Retirement Advantage Plus 2045 Fund
Class R6 [PREKX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(3)	-0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2045 Fund returned 12.01%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 1	39010-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	12.01	7.75	9.35
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%
Franklin Retirement Advantage Plus 2045 Fund	PAGE 2	39010-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 3	39010-ATSR6-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 4	39010-ATSR6-0926

Franklin Retirement Advantage Plus 2045 Fund
Class Y [PRVYX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$7	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2045 Fund returned 11.86%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 1	39010-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	11.86	7.63	9.24
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%
Franklin Retirement Advantage Plus 2045 Fund	PAGE 2	39010-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 3	39010-ATSY-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2045 Fund	PAGE 4	39010-ATSY-0926

Franklin Retirement Advantage Plus 2050 Fund
Class A [PRRJX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$33	0.31%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2050 Fund returned 12.22%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 1	39034-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	12.22	7.72	9.50
Class A (with sales charge)	5.77	6.45	8.86
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2050 Fund	PAGE 2	39034-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 3	39034-ATSA-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 4	39034-ATSA-0926

Franklin Retirement Advantage Plus 2050 Fund
Class C
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$112	1.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2050 Fund returned 11.38%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 1	39034-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	11.38	6.92	8.85
Class C (with sales charge)	10.38	6.92	8.85
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2050 Fund	PAGE 2	39034-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 3	39034-ATSC-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 4	39034-ATSC-0926

Franklin Retirement Advantage Plus 2050 Fund
Class R [PRRKX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$75	0.71%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2050 Fund returned 11.78%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 1	39034-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	11.78	7.30	9.15
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2050 Fund	PAGE 2	39034-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 3	39034-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 4	39034-ATSR-0926

Franklin Retirement Advantage Plus 2050 Fund
Class R3 [PADWX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$49	0.46%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2050 Fund returned 12.04%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 1	39034-ATSR3-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	12.04	7.56	9.39
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2050 Fund	PAGE 2	39034-ATSR3-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 3	39034-ATSR3-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 4	39034-ATSR3-0926

Franklin Retirement Advantage Plus 2050 Fund
Class R4 [PAEHX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$20	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2050 Fund returned 12.36%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 1	39034-ATSR4-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	12.36	7.84	9.66
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2050 Fund	PAGE 2	39034-ATSR4-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 3	39034-ATSR4-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 4	39034-ATSR4-0926

Franklin Retirement Advantage Plus 2050 Fund
Class R5 [PAEJX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$6	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2050 Fund returned 12.50%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 1	39034-ATSR5-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	12.50	7.99	9.83
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class R6 performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2050 Fund	PAGE 2	39034-ATSR5-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 3	39034-ATSR5-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 4	39034-ATSR5-0926

Franklin Retirement Advantage Plus 2050 Fund
Class R6 [PREUX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$4)	-0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2050 Fund returned 12.60%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 1	39034-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	12.60	8.09	9.88
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2050 Fund	PAGE 2	39034-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 3	39034-ATSR6-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 4	39034-ATSR6-0926

Franklin Retirement Advantage Plus 2050 Fund
Class Y [PRRUX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period  August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$6	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2050 Fund returned 12.48%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 1	39034-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	12.48	7.99	9.78
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2050 Fund	PAGE 2	39034-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 3	39034-ATSY-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2050 Fund	PAGE 4	39034-ATSY-0926

Franklin Retirement Advantage Plus 2055 Fund
Class A [PRRFX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund)  for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$33	0.31%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2055 Fund returned 12.60%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 1	39195-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	12.60	8.08	9.89
Class A (with sales charge)	6.13	6.81	9.24
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2055 Fund	PAGE 2	39195-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 3	39195-ATSA-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 4	39195-ATSA-0926

Franklin Retirement Advantage Plus 2055 Fund
Class C
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund)  for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$112	1.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2055 Fund returned 11.80%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 1	39195-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	11.80	7.29	9.22
Class C (with sales charge)	10.80	7.29	9.22
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2055 Fund	PAGE 2	39195-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 3	39195-ATSC-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 4	39195-ATSC-0926

Franklin Retirement Advantage Plus 2055 Fund
Class R [PRRVX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund)  for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$75	0.71%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2055 Fund returned 12.21%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 1	39195-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	12.21	7.67	9.53
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2055 Fund	PAGE 2	39195-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 3	39195-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 4	39195-ATSR-0926

Franklin Retirement Advantage Plus 2055 Fund
Class R3 [PAEOX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund)  for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$49	0.46%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2055 Fund returned 12.46%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 1	39195-ATSR3-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	12.46	7.92	9.77
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2055 Fund	PAGE 2	39195-ATSR3-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 3	39195-ATSR3-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 4	39195-ATSR3-0926

Franklin Retirement Advantage Plus 2055 Fund
Class R4 [PAEPX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund)  for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$22	0.21%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2055 Fund returned 12.78%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 1	39195-ATSR4-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	12.78	8.20	10.06
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2055 Fund	PAGE 2	39195-ATSR4-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 3	39195-ATSR4-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 4	39195-ATSR4-0926

Franklin Retirement Advantage Plus 2055 Fund
Class R5 [PAESX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund)  for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$6	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2055 Fund returned 12.94%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 1	39195-ATSR5-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	12.94	8.36	10.23
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class R6 performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2055 Fund	PAGE 2	39195-ATSR5-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 3	39195-ATSR5-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 4	39195-ATSR5-0926

Franklin Retirement Advantage Plus 2055 Fund
Class R6 [PREVX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund)  for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(4)	-0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2055 Fund returned 13.08%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 1	39195-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	13.08	8.47	10.29
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2055 Fund	PAGE 2	39195-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 3	39195-ATSR6-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 4	39195-ATSR6-0926

Franklin Retirement Advantage Plus 2055 Fund
Class Y [PRTLX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund)  for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$6	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2055 Fund returned 12.96%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 1	39195-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	12.96	8.37	10.17
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%
Franklin Retirement Advantage Plus 2055 Fund	PAGE 2	39195-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 3	39195-ATSY-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2055 Fund	PAGE 4	39195-ATSY-0926

Franklin Retirement Advantage Plus 2060 Fund
Class A [PRTFX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$33	0.31%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2060 Fund returned 13.15%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 1	39241-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	13.15	8.47	10.24
Class A (with sales charge)	6.64	7.19	9.59
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%
Franklin Retirement Advantage Plus 2060 Fund	PAGE 2	39241-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 3	39241-ATSA-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 4	39241-ATSA-0926

Franklin Retirement Advantage Plus 2060 Fund
Class C
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$113	1.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2060 Fund returned 12.33%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 1	39241-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	12.33	7.66	9.59
Class C (with sales charge)	11.33	7.66	9.59
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%
Franklin Retirement Advantage Plus 2060 Fund	PAGE 2	39241-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 3	39241-ATSC-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 4	39241-ATSC-0926

Franklin Retirement Advantage Plus 2060 Fund
Class R [PRTRX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$75	0.71%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2060 Fund returned 12.65%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 1	39241-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	12.65	8.04	9.87
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%
Franklin Retirement Advantage Plus 2060 Fund	PAGE 2	39241-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 3	39241-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 4	39241-ATSR-0926

Franklin Retirement Advantage Plus 2060 Fund
Class R3 [PAEVX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$49	0.46%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2060 Fund returned 12.94%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 1	39241-ATSR3-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	12.94	8.32	10.12
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 11/30/2015 and began offering Class R3 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class Y performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%
Franklin Retirement Advantage Plus 2060 Fund	PAGE 2	39241-ATSR3-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 3	39241-ATSR3-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 4	39241-ATSR3-0926

Franklin Retirement Advantage Plus 2060 Fund
Class R4 [PAEUX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$22	0.21%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2060 Fund returned 13.24%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 1	39241-ATSR4-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	13.24	8.58	10.39
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 11/30/2015 and began offering Class R4 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class Y performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%
Franklin Retirement Advantage Plus 2060 Fund	PAGE 2	39241-ATSR4-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 3	39241-ATSR4-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 4	39241-ATSR4-0926

Franklin Retirement Advantage Plus 2060 Fund
Class R5 [PAEWX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$6	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2060 Fund returned 13.39%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 1	39241-ATSR5-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	13.39	8.74	10.54
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 11/30/2015 and began offering Class R5 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class R6 performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%
Franklin Retirement Advantage Plus 2060 Fund	PAGE 2	39241-ATSR5-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 3	39241-ATSR5-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 4	39241-ATSR5-0926

Franklin Retirement Advantage Plus 2060 Fund
Class R6 [PEFGX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(4)	-0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2060 Fund returned 13.56%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 1	39241-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	13.56	8.85	10.61
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 11/30/2015 and began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%
Franklin Retirement Advantage Plus 2060 Fund	PAGE 2	39241-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 3	39241-ATSR6-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 4	39241-ATSR6-0926

Franklin Retirement Advantage Plus 2060 Fund
Class Y [PRTYX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$6	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2060 Fund returned 13.40%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 1	39241-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	13.40	8.74	10.51
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%
Franklin Retirement Advantage Plus 2060 Fund	PAGE 2	39241-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 3	39241-ATSY-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2060 Fund	PAGE 4	39241-ATSY-0926

Franklin Retirement Advantage Plus 2065 Fund
Class A [PCJQX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$30	0.28%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2065 Fund returned 13.53%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 1	39412-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 1/4/2021 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class A	13.53	8.70	10.21
Class A (with sales charge)	7.00	7.42	9.05
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2065 Fund	PAGE 2	39412-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 3	39412-ATSA-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 4	39412-ATSA-0926

Franklin Retirement Advantage Plus 2065 Fund
Class C [PCJRX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$110	1.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2065 Fund returned 12.69%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 1	39412-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 1/4/2021 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class C	12.69	7.89	9.39
Class C (with sales charge)	11.69	7.89	9.39
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2065 Fund	PAGE 2	39412-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 3	39412-ATSC-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 4	39412-ATSC-0926

Franklin Retirement Advantage Plus 2065 Fund
Class R [PCJUX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$72	0.68%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2065 Fund returned 12.97%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 1	39412-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 1/4/2021 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class R	12.97	8.24	9.76
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2065 Fund	PAGE 2	39412-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 3	39412-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 4	39412-ATSR-0926

Franklin Retirement Advantage Plus 2065 Fund
Class R3 [PCJVX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$45	0.42%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2065 Fund returned 13.35%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 1	39412-ATSR3-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 1/4/2021 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class R3	13.35	8.53	10.04
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2065 Fund	PAGE 2	39412-ATSR3-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 3	39412-ATSR3-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 4	39412-ATSR3-0926

Franklin Retirement Advantage Plus 2065 Fund
Class R4 [PCJWX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$19	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2065 Fund returned 13.55%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 1	39412-ATSR4-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 1/4/2021 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class R4	13.55	8.79	10.31
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2065 Fund	PAGE 2	39412-ATSR4-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 3	39412-ATSR4-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 4	39412-ATSR4-0926

Franklin Retirement Advantage Plus 2065 Fund
Class R5 [PCJIX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$3	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2065 Fund returned 13.81%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 1	39412-ATSR5-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 1/4/2021 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class R5	13.81	8.96	10.49
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2065 Fund	PAGE 2	39412-ATSR5-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 3	39412-ATSR5-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 4	39412-ATSR5-0926

Franklin Retirement Advantage Plus 2065 Fund
Class R6 [PCJYX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(7)	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2065 Fund returned 13.89%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 1	39412-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 1/4/2021 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class R6	13.89	9.08	10.59
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2065 Fund	PAGE 2	39412-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 3	39412-ATSR6-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 4	39412-ATSR6-0926

Franklin Retirement Advantage Plus 2065 Fund
Class Y [PCJSX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$3	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2065 Fund returned 13.80%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 1	39412-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 1/4/2021 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class Y	13.80	8.96	10.48
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy. Prior to that, the Fund changed its investment strategy on February 10, 2023.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%
Franklin Retirement Advantage Plus 2065 Fund	PAGE 2	39412-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 3	39412-ATSY-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2065 Fund	PAGE 4	39412-ATSY-0926

Franklin Retirement Advantage Plus 2070 Fund
Class A [PAJOX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$31	0.29%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2070 Fund returned 14.71%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 1	47519-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/1/2025 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class A	14.71
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%
Franklin Retirement Advantage Plus 2070 Fund	PAGE 2	47519-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus 2070 Fund	PAGE 3	47519-ATSA-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 4	47519-ATSA-0926

Franklin Retirement Advantage Plus 2070 Fund
Class C [PAJPX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$111	1.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2070 Fund returned 13.79%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 1	47519-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/1/2025 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class C	13.79
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%
Franklin Retirement Advantage Plus 2070 Fund	PAGE 2	47519-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus 2070 Fund	PAGE 3	47519-ATSC-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 4	47519-ATSC-0926

Franklin Retirement Advantage Plus 2070 Fund
Class R [PAJSX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$74	0.69%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2070 Fund returned 14.24%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 1	47519-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/1/2025 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class R	14.24
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%
Franklin Retirement Advantage Plus 2070 Fund	PAGE 2	47519-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus 2070 Fund	PAGE 3	47519-ATSR-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 4	47519-ATSR-0926

Franklin Retirement Advantage Plus 2070 Fund
Class R3 [PAJTX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$39	0.36%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2070 Fund returned 14.63%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 1	47519-ATSR3-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 8/1/2025 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class R3	14.63
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%
Franklin Retirement Advantage Plus 2070 Fund	PAGE 2	47519-ATSR3-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus 2070 Fund	PAGE 3	47519-ATSR3-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 4	47519-ATSR3-0926

Franklin Retirement Advantage Plus 2070 Fund
Class R4 [PAJUX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$18	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2070 Fund returned 14.76%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 1	47519-ATSR4-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 8/1/2025 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class R4	14.76
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%
Franklin Retirement Advantage Plus 2070 Fund	PAGE 2	47519-ATSR4-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus 2070 Fund	PAGE 3	47519-ATSR4-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 4	47519-ATSR4-0926

Franklin Retirement Advantage Plus 2070 Fund
Class R5 [PAJVX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$4	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2070 Fund returned 14.92%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 1	47519-ATSR5-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 8/1/2025 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class R5	14.92
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%
Franklin Retirement Advantage Plus 2070 Fund	PAGE 2	47519-ATSR5-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus 2070 Fund	PAGE 3	47519-ATSR5-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 4	47519-ATSR5-0926

Franklin Retirement Advantage Plus 2070 Fund
Class R6 [PAJWX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(6)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2070 Fund returned 15.06%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 1	47519-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/1/2025 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class R6	15.06
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%
Franklin Retirement Advantage Plus 2070 Fund	PAGE 2	47519-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus 2070 Fund	PAGE 3	47519-ATSR6-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 4	47519-ATSR6-0926

Franklin Retirement Advantage Plus 2070 Fund
Class Y [PAJYX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$4	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2070 Fund returned 14.92%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 1	47519-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 8/1/2025 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class Y	14.92
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 27, 2026, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%
Franklin Retirement Advantage Plus 2070 Fund	PAGE 2	47519-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Retirement Advantage Plus 2070 Fund	PAGE 3	47519-ATSY-0926

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Retirement Advantage Plus 2070 Fund	PAGE 4	47519-ATSY-0926

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2025 and July 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $187,697 in July 31, 2025 and $190,000 in July 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2025 and $0 in July 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $98,180 in July 31, 2025 and $98,180 in July 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2025 and $0 in July 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,647 in July 31, 2025 and $1,557,011 in July 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam Target Date
Funds
Financial Statements and Other Important Information
Annual | July 31, 2026
Franklin Retirement Advantage Plus Maturity Fund (formerly, Putnam Retirement Advantage Plus Maturity
Fund)
Franklin Retirement Advantage Plus 2030 Fund (formerly, Putnam Retirement Advantage Plus 2030 Fund)
Franklin Retirement Advantage Plus 2035 Fund (formerly, Putnam Retirement Advantage Plus 2035 Fund)
Franklin Retirement Advantage Plus 2040 Fund (formerly, Putnam Retirement Advantage Plus 2040 Fund)
Franklin Retirement Advantage Plus 2045 Fund (formerly, Putnam Retirement Advantage Plus 2045 Fund)
Franklin Retirement Advantage Plus 2050 Fund (formerly, Putnam Retirement Advantage Plus 2050 Fund)
Franklin Retirement Advantage Plus 2055 Fund (formerly, Putnam Retirement Advantage Plus 2055 Fund)
Franklin Retirement Advantage Plus 2060 Fund (formerly, Putnam Retirement Advantage Plus 2060 Fund)
Franklin Retirement Advantage Plus 2065 Fund (formerly, Putnam Retirement Advantage Plus 2065 Fund)
Franklin Retirement Advantage Plus 2070 Fund (formerly, Putnam Retirement Advantage Plus 2070 Fund)
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 92
Notes to Financial Statements 106
Report of Independent Registered Public Accounting Firm 137
Tax Information 139
Changes In and Disagreements with Accountants 141
Results of Meeting(s) of Shareholders 141
Remuneration Paid to Directors, Officers and Others 141
Board Approval of Management and Subadvisory Agreements 141

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus Maturity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.78 $16.49 $15.44 $16.12 $17.41
Income from investment operations
a
:
Net investment income
b,c
........................ 0.59 0.53 0.59 1.13 0.34
Net realized and unrealized gains (losses) ........... 0.40 0.31 1.06 (0.65) (1.00)
Total from investment operations .................... 0.99 0.84 1.65 0.48 (0.66)
Less distributions from:
Net investment income .......................... (0.60) (0.55) (0.60) (1.16) (0.45)
Net realized gains ............................. — — — — (0.18)
Total distributions ............................... (0.60) (0.55) (0.60) (1.16) (0.63)
Net asset value, end of year ....................... $17.17 $16.78 $16.49 $15.44 $16.12
Total return
d
................................... 5.96% 5.20% 10.97% 3.24% (3.90)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 0.96% 0.91% 0.93% 0.90%
Expenses net of waiver and payments by affiliates
e
...... 0.42% 0.43% 0.42% 0.37% 0.38%
Net investment income
c
........................... 3.47% 3.18% 3.79% 7.29% 2.04%
Supplemental data
Net assets, end of year (000’s) ..................... $39,426 $41,824 $23,513 $23,630 $25,827
Portfolio turnover rate ............................ 105% 10% 8% 121% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.32 $16.04 $15.04 $15.73 $17.00
Income from investment operations
a
:
Net investment income
b,c
........................ 0.41 0.40 0.47 0.98 0.22
Net realized and unrealized gains (losses) ........... 0.43 0.30 1.02 (0.62) (0.99)
Total from investment operations .................... 0.84 0.70 1.49 0.36 (0.77)
Less distributions from:
Net investment income .......................... (0.43) (0.42) (0.49) (1.05) (0.32)
Net realized gains ............................. — — — — (0.18)
Total distributions ............................... (0.43) (0.42) (0.49) (1.05) (0.50)
Net asset value, end of year ....................... $16.73 $16.32 $16.04 $15.04 $15.73
Total return
d
................................... 5.20% 4.45% 10.10% 2.54% (4.61)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.67% 1.70% 1.66% 1.68% 1.65%
Expenses net of waiver and payments by affiliates
e
...... 1.17% 1.16% 1.17% 1.12% 1.13%
Net investment income
c
........................... 2.50% 2.45% 3.07% 6.51% 1.32%
Supplemental data
Net assets, end of year (000’s) ..................... $231 $1,334 $781 $879 $1,066
Portfolio turnover rate ............................ 105% 10% 8% 121% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus Maturity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.75 $16.46 $15.42 $16.10 $17.39
Income from investment operations
a
:
Net investment income
b,c
........................ 0.53 0.46 0.53 0.96 0.27
Net realized and unrealized gains (losses) ........... 0.39 0.32 1.05 (0.54) (1.00)
Total from investment operations .................... 0.92 0.78 1.58 0.42 (0.73)
Less distributions from:
Net investment income .......................... (0.53) (0.49) (0.54) (1.10) (0.38)
Net realized gains ............................. — — — — (0.18)
Total distributions ............................... (0.53) (0.49) (0.54) (1.10) (0.56)
Net asset value, end of year ....................... $17.14 $16.75 $16.46 $15.42 $16.10
Total return .................................... 5.50% 4.80% 10.49% 2.86% (4.28)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.27% 1.36% 1.31% 1.33% 1.30%
Expenses net of waiver and payments by affiliates
d
...... 0.81% 0.82% 0.82% 0.77% 0.78%
Net investment income
c
........................... 3.10% 2.79% 3.38% 6.21% 1.63%
Supplemental data
Net assets, end of year (000’s) ..................... $1,418 $1,251 $598 $531 $704
Portfolio turnover rate ............................ 105% 10% 8% 121% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.85 $16.55 $15.50 $16.17 $17.47
Income from investment operations
a
:
Net investment income
b,c
........................ 0.57 0.51 0.57 1.05 0.31
Net realized and unrealized gains (losses) ........... 0.39 0.32 1.06 (0.59) (1.01)
Total from investment operations .................... 0.96 0.83 1.63 0.46 (0.70)
Less distributions from:
Net investment income .......................... (0.57) (0.53) (0.58) (1.13) (0.42)
Net realized gains ............................. — — — — (0.18)
Total distributions ............................... (0.57) (0.53) (0.58) (1.13) (0.60)
Net asset value, end of year ....................... $17.24 $16.85 $16.55 $15.50 $16.17
Total return .................................... 5.77% 5.09% 10.76% 3.15% (4.09)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.10% 1.06% 1.08% 1.05%
Expenses net of waiver and payments by affiliates
d
...... 0.57% 0.57% 0.57% 0.52% 0.53%
Net investment income
c
........................... 3.31% 3.04% 3.64% 6.79% 1.86%
Supplemental data
Net assets, end of year (000’s) ..................... $3,773 $4,613 $1,391 $1,546 $1,926
Portfolio turnover rate ............................ 105% 10% 8% 121% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus Maturity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.88 $16.57 $15.51 $16.18 $17.47
Income from investment operations
a
:
Net investment income
b,c
........................ 0.62 0.57 0.61 1.22 0.36
Net realized and unrealized gains (losses) ........... 0.39 0.31 1.07 (0.72) (1.01)
Total from investment operations .................... 1.01 0.88 1.68 0.50 (0.65)
Less distributions from:
Net investment income .......................... (0.62) (0.57) (0.62) (1.17) (0.46)
Net realized gains ............................. — — — — (0.18)
Total distributions ............................... (0.62) (0.57) (0.62) (1.17) (0.64)
Net asset value, end of year ....................... $17.27 $16.88 $16.57 $15.51 $16.18
Total return .................................... 6.03% 5.38% 11.07% 3.37% (3.81)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.85% 0.81% 0.83% 0.80%
Expenses net of waiver and payments by affiliates
d
...... 0.32% 0.32% 0.32% 0.27% 0.28%
Net investment income
c
........................... 3.59% 3.29% 3.87% 7.83% 2.14%
Supplemental data
Net assets, end of year (000’s) ..................... $95 $1,094 $134 $170 $224
Portfolio turnover rate ............................ 105% 10% 8% 121% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.86 $16.56 $15.51 $16.18 $17.47
Income from investment operations
a
:
Net investment income
b,c
........................ 0.64 0.56 0.64 1.16 0.38
Net realized and unrealized gains (losses) ........... 0.39 0.33 1.05 (0.64) (1.00)
Total from investment operations .................... 1.03 0.89 1.69 0.52 (0.62)
Less distributions from:
Net investment income .......................... (0.64) (0.59) (0.64) (1.19) (0.49)
Net realized gains ............................. — — — — (0.18)
Total distributions ............................... (0.64) (0.59) (0.64) (1.19) (0.67)
Net asset value, end of year ....................... $17.25 $16.86 $16.56 $15.51 $16.18
Total return .................................... 6.19% 5.50% 11.20% 3.54% (3.66)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.63% 0.71% 0.66% 0.68% 0.65%
Expenses net of waiver and payments by affiliates
d
...... 0.16% 0.18% 0.17% 0.12% 0.13%
Net investment income
c
........................... 3.74% 3.39% 4.03% 7.48% 2.29%
Supplemental data
Net assets, end of year (000’s) ..................... $12 $12 $11 $10 $10
Portfolio turnover rate ............................ 105% 10% 8% 121% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus Maturity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.86 $16.56 $15.51 $16.18 $17.47
Income from investment operations
a
:
Net investment income
b,c
........................ 0.66 0.59 0.66 1.45 0.41
Net realized and unrealized gains (losses) ........... 0.39 0.32 1.05 (0.91) (1.02)
Total from investment operations .................... 1.05 0.91 1.71 0.54 (0.61)
Less distributions from:
Net investment income .......................... (0.66) (0.61) (0.66) (1.21) (0.50)
Net realized gains ............................. — — — — (0.18)
Total distributions ............................... (0.66) (0.61) (0.66) (1.21) (0.68)
Net asset value, end of year ....................... $17.25 $16.86 $16.56 $15.51 $16.18
Total return .................................... 6.30% 5.62% 11.32% 3.63% (3.55)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.61% 0.56% 0.58% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.07% 0.08% 0.07% 0.02% 0.03%
Net investment income
c
........................... 3.82% 3.53% 4.23% 9.28% 2.42%
Supplemental data
Net assets, end of year (000’s) ..................... $2,505 $2,787 $905 $1,599 $3,662
Portfolio turnover rate ............................ 105% 10% 8% 121% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.86 $16.56 $15.51 $16.18 $17.47
Income from investment operations
a
:
Net investment income
b,c
........................ 0.64 0.58 0.63 1.17 0.38
Net realized and unrealized gains (losses) ........... 0.39 0.31 1.06 (0.65) (1.00)
Total from investment operations .................... 1.03 0.89 1.69 0.52 (0.62)
Less distributions from:
Net investment income .......................... (0.64) (0.59) (0.64) (1.19) (0.49)
Net realized gains ............................. — — — — (0.18)
Total distributions ............................... (0.64) (0.59) (0.64) (1.19) (0.67)
Net asset value, end of year ....................... $17.25 $16.86 $16.56 $15.51 $16.18
Total return .................................... 6.20% 5.50% 11.19% 3.54% (3.66)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.63% 0.71% 0.66% 0.68% 0.65%
Expenses net of waiver and payments by affiliates
d
...... 0.16% 0.18% 0.17% 0.12% 0.13%
Net investment income
c
........................... 3.73% 3.43% 4.02% 7.54% 2.28%
Supplemental data
Net assets, end of year (000’s) ..................... $578,852 $586,625 $176,501 $177,575 $215,711
Portfolio turnover rate ............................ 105% 10% 8% 121% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, July 31, 2026
Franklin Retirement Advantage Plus Maturity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 93.9%
Alternative Strategies 4.0%
a
Franklin BSP Lending Fund, Class R6 .................................... 2,484,541 $ 25,143,551
Asset Allocation 6.5%
a
Franklin Dynamic Asset Allocation Balanced Fund, Class P .................... 2,282,303 40,944,515
Domestic Hybrid 79.4%
a
Franklin Multi-Asset Income Fund, Class P ................................ 42,954,177 496,979,826
Domestic Real Estate 4.0%
a
Clarion Partners Real Estate Income Fund, Inc., Class I ...................... 2,214,704 24,937,562
Total Investments In Underlying Funds (Cost $587,116,684) ......................
588,005,454
a a a a
Short Term Investments 6.1%
a
Management Investment Companies 6.1%
a,b
Putnam Short Term Investment Fund, Class P, 3.819% ....................... 38,373,923 38,373,923
Total Management Investment Companies (Cost $38,373,923) ....................
38,373,923
Total Short Term Investments (Cost $38,373,923) ................................
38,373,923
a
Total Investments (Cost $625,490,607) 100.0% ..................................
$626,379,377
Other Assets, less Liabilities (0.0)%
†
...........................................
(67,918)
Net Assets 100.0% ...........................................................
$626,311,459
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2030 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.54 $21.11 $19.16 $20.61 $23.86
Income from investment operations
a
:
Net investment income
b,c
........................ 0.62 0.57 0.59 1.11 0.32
Net realized and unrealized gains (losses) ........... 0.72 0.45 1.96 (0.31) (1.47)
Total from investment operations .................... 1.34 1.02 2.55 0.80 (1.15)
Less distributions from:
Net investment income .......................... (0.51) (0.59) (0.60) (1.33) (1.02)
Net realized gains ............................. — — — (0.92) (1.08)
Total distributions ............................... (0.51) (0.59) (0.60) (2.25) (2.10)
Net asset value, end of year ....................... $22.37 $21.54 $21.11 $19.16 $20.61
Total return
d
................................... 6.27% 4.97% 13.55% 4.58% (5.36)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.89% 0.89% 0.92% 0.95% 0.92%
Expenses net of waiver and payments by affiliates
e
...... 0.40% 0.41% 0.41% 0.37% 0.36%
Net investment income
c
........................... 2.81% 2.69% 2.97% 5.80% 1.43%
Supplemental data
Net assets, end of year (000’s) ..................... $23,845 $27,385 $25,174 $22,952 $22,901
Portfolio turnover rate ............................ 129% 18% 29% 144% 37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2030 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.48 $19.13 $17.41 $18.93 $22.03
Income from investment operations
a
:
Net investment income
b,c
........................ 0.39 0.37 0.40 0.89 0.14
Net realized and unrealized gains (losses) ........... 0.67 0.41 1.79 (0.31) (1.35)
Total from investment operations .................... 1.06 0.78 2.19 0.58 (1.21)
Less distributions from:
Net investment income .......................... (0.22) (0.43) (0.47) (1.18) (0.81)
Net realized gains ............................. — — — (0.92) (1.08)
Total distributions ............................... (0.22) (0.43) (0.47) (2.10) (1.89)
Net asset value, end of year ....................... $20.32 $19.48 $19.13 $17.41 $18.93
Total return
d
................................... 5.46% 4.17% 12.77% 3.72% (6.05)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.65% 1.64% 1.67% 1.70% 1.67%
Expenses net of waiver and payments by affiliates
e
...... 1.15% 1.16% 1.16% 1.12% 1.11%
Net investment income
c
........................... 1.95% 1.94% 2.25% 5.06% 0.66%
Supplemental data
Net assets, end of year (000’s) ..................... $254 $663 $748 $764 $898
Portfolio turnover rate ............................ 129% 18% 29% 144% 37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.82 $19.21 $17.49 $19.02 $22.17
Income from investment operations
a
:
Net investment income
b,c
........................ 0.53 0.44 0.49 0.95 0.21
Net realized and unrealized gains (losses) ........... 0.62 0.42 1.77 (0.30) (1.36)
Total from investment operations .................... 1.15 0.86 2.26 0.65 (1.15)
Less distributions from:
Net investment income .......................... (0.54) (0.25) (0.54) (1.26) (0.92)
Net realized gains ............................. — — — (0.92) (1.08)
Total distributions ............................... (0.54) (0.25) (0.54) (2.18) (2.00)
Net asset value, end of year ....................... $20.43 $19.82 $19.21 $17.49 $19.02
Total return .................................... 5.82% 4.54% 13.17% 4.13% (5.76)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.29% 1.29% 1.32% 1.35% 1.32%
Expenses net of waiver and payments by affiliates
d
...... 0.77% 0.81% 0.81% 0.77% 0.76%
Net investment income
c
........................... 2.62% 2.29% 2.78% 5.38% 1.03%
Supplemental data
Net assets, end of year (000’s) ..................... $224 $71 $58 $422 $395
Portfolio turnover rate ............................ 129% 18% 29% 144% 37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2030 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.06 $25.39 $22.91 $24.19 $27.61
Income from investment operations
a
:
Net investment income
b,c
........................ 0.71 0.65 0.67 1.26 0.35
Net realized and unrealized gains (losses) ........... 0.87 0.55 2.36 (0.34) (1.73)
Total from investment operations .................... 1.58 1.20 3.03 0.92 (1.38)
Less distributions from:
Net investment income .......................... (0.46) (0.53) (0.55) (1.28) (0.96)
Net realized gains ............................. — — — (0.92) (1.08)
Total distributions ............................... (0.46) (0.53) (0.55) (2.20) (2.04)
Net asset value, end of year ....................... $27.18 $26.06 $25.39 $22.91 $24.19
Total return .................................... 6.10% 4.83% 13.42% 4.38% (5.48)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.04% 1.07% 1.10% 1.07%
Expenses net of waiver and payments by affiliates
d
...... 0.55% 0.56% 0.56% 0.52% 0.51%
Net investment income
c
........................... 2.66% 2.54% 2.81% 5.54% 1.33%
Supplemental data
Net assets, end of year (000’s) ..................... $5,058 $6,280 $6,757 $6,171 $5,622
Portfolio turnover rate ............................ 129% 18% 29% 144% 37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.10 $25.43 $22.93 $24.22 $27.65
Income from investment operations
a
:
Net investment income
b,c
........................ 0.79 0.71 0.72 1.33 0.40
Net realized and unrealized gains (losses) ........... 0.86 0.56 2.38 (0.36) (1.72)
Total from investment operations .................... 1.65 1.27 3.10 0.97 (1.32)
Less distributions from:
Net investment income .......................... (0.53) (0.60) (0.60) (1.34) (1.03)
Net realized gains ............................. — — — (0.92) (1.08)
Total distributions ............................... (0.53) (0.60) (0.60) (2.26) (2.11)
Net asset value, end of year ....................... $27.22 $26.10 $25.43 $22.93 $24.22
Total return .................................... 6.35% 5.08% 13.74% 4.61% (5.23)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.79% 0.82% 0.85% 0.82%
Expenses net of waiver and payments by affiliates
d
...... 0.29% 0.31% 0.31% 0.27% 0.26%
Net investment income
c
........................... 2.93% 2.79% 3.05% 5.82% 1.54%
Supplemental data
Net assets, end of year (000’s) ..................... $2,907 $2,835 $2,889 $2,986 $2,733
Portfolio turnover rate ............................ 129% 18% 29% 144% 37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2030 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.11 $25.44 $22.95 $24.24 $27.68
Income from investment operations
a
:
Net investment income
b,c
........................ 0.83 0.74 0.76 1.37 0.44
Net realized and unrealized gains (losses) ........... 0.86 0.57 2.37 (0.37) (1.72)
Total from investment operations .................... 1.69 1.31 3.13 1.00 (1.28)
Less distributions from:
Net investment income .......................... (0.56) (0.64) (0.64) (1.37) (1.08)
Net realized gains ............................. — — — (0.92) (1.08)
Total distributions ............................... (0.56) (0.64) (0.64) (2.29) (2.16)
Net asset value, end of year ....................... $27.24 $26.11 $25.44 $22.95 $24.24
Total return .................................... 6.52% 5.25% 13.88% 4.78% (5.11)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.64% 0.67% 0.70% 0.67%
Expenses net of waiver and payments by affiliates
d
...... 0.15% 0.16% 0.16% 0.12% 0.11%
Net investment income
c
........................... 3.08% 2.91% 3.22% 6.01% 1.69%
Supplemental data
Net assets, end of year (000’s) ..................... $13 $12 $12 $11 $10
Portfolio turnover rate ............................ 129% 18% 29% 144% 37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.13 $25.46 $22.97 $24.25 $27.69
Income from investment operations
a
:
Net investment income
b,c
........................ 0.86 0.78 0.82 1.57 0.49
Net realized and unrealized gains (losses) ........... 0.86 0.55 2.33 (0.53) (1.75)
Total from investment operations .................... 1.72 1.33 3.15 1.04 (1.26)
Less distributions from:
Net investment income .......................... (0.59) (0.66) (0.66) (1.40) (1.10)
Net realized gains ............................. — — — (0.92) (1.08)
Total distributions ............................... (0.59) (0.66) (0.66) (2.32) (2.18)
Net asset value, end of year ....................... $27.26 $26.13 $25.46 $22.97 $24.25
Total return .................................... 6.62% 5.34% 13.97% 4.93% (5.01)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.54% 0.57% 0.60% 0.57%
Expenses net of waiver and payments by affiliates
d
...... 0.05% 0.06% 0.06% 0.02% 0.01%
Net investment income
c
........................... 3.20% 3.04% 3.53% 6.86% 1.89%
Supplemental data
Net assets, end of year (000’s) ..................... $3,978 $3,280 $5,289 $12,068 $18,059
Portfolio turnover rate ............................ 129% 18% 29% 144% 37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2030 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.05 $25.39 $22.90 $24.19 $27.63
Income from investment operations
a
:
Net investment income
b,c
........................ 0.83 0.75 0.76 1.38 0.44
Net realized and unrealized gains (losses) ........... 0.85 0.55 2.37 (0.38) (1.72)
Total from investment operations .................... 1.68 1.30 3.13 1.00 (1.28)
Less distributions from:
Net investment income .......................... (0.57) (0.64) (0.64) (1.37) (1.08)
Net realized gains ............................. — — — (0.92) (1.08)
Total distributions ............................... (0.57) (0.64) (0.64) (2.29) (2.16)
Net asset value, end of year ....................... $27.16 $26.05 $25.39 $22.90 $24.19
Total return .................................... 6.48% 5.23% 13.91% 4.79% (5.11)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.64% 0.67% 0.70% 0.67%
Expenses net of waiver and payments by affiliates
d
...... 0.15% 0.16% 0.16% 0.12% 0.11%
Net investment income
c
........................... 3.09% 2.94% 3.20% 6.08% 1.70%
Supplemental data
Net assets, end of year (000’s) ..................... $509,525 $362,685 $253,535 $193,228 $187,829
Portfolio turnover rate ............................ 129% 18% 29% 144% 37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, July 31, 2026
Franklin Retirement Advantage Plus 2030 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 93.6%
Alternative Strategies 3.9%
a
Franklin BSP Lending Fund, Class R6 .................................... 2,109,686 $ 21,350,026
Asset Allocation 59.0%
a
Franklin Dynamic Asset Allocation Balanced Fund, Class P .................... 6,834,620 122,613,088
a
Franklin Dynamic Asset Allocation Conservative Fund, Class P ................. 17,376,999 199,314,182
321,927,270
Domestic Hybrid 26.8%
a
Franklin Multi-Asset Income Fund, Class P ................................ 12,659,493 146,470,337
Domestic Real Estate 3.9%
a
Clarion Partners Real Estate Income Fund, Inc., Class I ...................... 1,881,383 21,184,377
Total Investments In Underlying Funds (Cost $506,859,449) ......................
510,932,010
a a a a
Short Term Investments 6.4%
a
Management Investment Companies 6.4%
a,b
Putnam Short Term Investment Fund, Class P, 3.819% ....................... 34,737,805 34,737,805
Total Management Investment Companies (Cost $34,737,805) ....................
34,737,805
Total Short Term Investments (Cost $34,737,805) ................................
34,737,805
a
Total Investments (Cost $541,597,254) 100.0% ..................................
$545,669,815
Other Assets, less Liabilities 0.0%
†
............................................
133,591
Net Assets 100.0% ...........................................................
$545,803,406
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2035 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.58 $22.80 $20.02 $21.25 $25.36
Income from investment operations
a
:
Net investment income
b,c
........................ 0.53 0.45 0.47 0.92 0.32
Net realized and unrealized gains (losses) ........... 1.38 0.86 2.81 0.25 (1.73)
Total from investment operations .................... 1.91 1.31 3.28 1.17 (1.41)
Less distributions from:
Net investment income .......................... (0.50) (0.53) (0.50) (1.13) (1.27)
Net realized gains ............................. — — — (1.27) (1.43)
Total distributions ............................... (0.50) (0.53) (0.50) (2.40) (2.70)
Net asset value, end of year ....................... $24.99 $23.58 $22.80 $20.02 $21.25
Total return
d
................................... 8.15% 5.84% 16.67% 6.54% (6.43)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.91% 0.93% 0.96% 0.96%
Expenses net of waiver and payments by affiliates
e
...... 0.36% 0.37% 0.36% 0.34% 0.34%
Net investment income
c
........................... 2.18% 1.98% 2.24% 4.64% 1.36%
Supplemental data
Net assets, end of year (000’s) ..................... $34,604 $34,775 $30,392 $22,106 $21,379
Portfolio turnover rate ............................ 126% 22% 27% 138% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.13 $19.53 $17.23 $18.62 $22.56
Income from investment operations
a
:
Net investment income
b,c
........................ 0.26 0.24 0.27 0.65 0.15
Net realized and unrealized gains (losses) ........... 1.21 0.73 2.41 0.23 (1.55)
Total from investment operations .................... 1.47 0.97 2.68 0.88 (1.40)
Less distributions from:
Net investment income .......................... (0.14) (0.37) (0.38) (1.00) (1.11)
Net realized gains ............................. — — — (1.27) (1.43)
Total distributions ............................... (0.14) (0.37) (0.38) (2.27) (2.54)
Net asset value, end of year ....................... $21.46 $20.13 $19.53 $17.23 $18.62
Total return
d
................................... 7.34% 5.04% 15.77% 5.78% (7.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.66% 1.68% 1.71% 1.71%
Expenses net of waiver and payments by affiliates
e
...... 1.11% 1.12% 1.11% 1.09% 1.09%
Net investment income
c
........................... 1.24% 1.23% 1.51% 3.82% 0.73%
Supplemental data
Net assets, end of year (000’s) ..................... $419 $1,249 $1,238 $1,202 $1,134
Portfolio turnover rate ............................ 126% 22% 27% 138% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2035 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.06 $21.38 $18.81 $20.11 $24.07
Income from investment operations
a
:
Net investment income
b,c
........................ 0.42 0.34 0.37 0.78 0.19
Net realized and unrealized gains (losses) ........... 1.27 0.79 2.64 0.25 (1.62)
Total from investment operations .................... 1.69 1.13 3.01 1.03 (1.43)
Less distributions from:
Net investment income .......................... (0.42) (0.45) (0.44) (1.06) (1.10)
Net realized gains ............................. — — — (1.27) (1.43)
Total distributions ............................... (0.42) (0.45) (0.44) (2.33) (2.53)
Net asset value, end of year ....................... $23.33 $22.06 $21.38 $18.81 $20.11
Total return .................................... 7.72% 5.38% 16.23% 6.13% (6.83)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.30% 1.31% 1.33% 1.36% 1.36%
Expenses net of waiver and payments by affiliates
d
...... 0.76% 0.77% 0.76% 0.74% 0.74%
Net investment income
c
........................... 1.85% 1.58% 1.87% 4.21% 0.85%
Supplemental data
Net assets, end of year (000’s) ..................... $756 $770 $650 $552 $517
Portfolio turnover rate ............................ 126% 22% 27% 138% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.78 $28.64 $25.01 $25.90 $30.30
Income from investment operations
a
:
Net investment income
b,c
........................ 0.63 0.53 0.56 1.08 0.35
Net realized and unrealized gains (losses) ........... 1.75 1.06 3.52 0.37 (2.13)
Total from investment operations .................... 2.38 1.59 4.08 1.45 (1.78)
Less distributions from:
Net investment income .......................... (0.45) (0.45) (0.45) (1.07) (1.19)
Net realized gains ............................. — — — (1.27) (1.43)
Total distributions ............................... (0.45) (0.45) (0.45) (2.34) (2.62)
Net asset value, end of year ....................... $31.71 $29.78 $28.64 $25.01 $25.90
Total return .................................... 8.02% 5.62% 16.52% 6.40% (6.58)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.05% 1.06% 1.08% 1.11% 1.11%
Expenses net of waiver and payments by affiliates
d
...... 0.51% 0.52% 0.51% 0.49% 0.49%
Net investment income
c
........................... 2.04% 1.83% 2.12% 4.40% 1.24%
Supplemental data
Net assets, end of year (000’s) ..................... $6,328 $7,145 $6,650 $5,410 $5,458
Portfolio turnover rate ............................ 126% 22% 27% 138% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2035 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.80 $28.66 $25.01 $25.92 $30.34
Income from investment operations
a
:
Net investment income
b,c
........................ 0.68 0.60 0.61 1.12 0.40
Net realized and unrealized gains (losses) ........... 1.77 1.07 3.54 0.39 (2.11)
Total from investment operations .................... 2.45 1.67 4.15 1.51 (1.71)
Less distributions from:
Net investment income .......................... (0.51) (0.53) (0.50) (1.15) (1.28)
Net realized gains ............................. — — — (1.27) (1.43)
Total distributions ............................... (0.51) (0.53) (0.50) (2.42) (2.71)
Net asset value, end of year ....................... $31.74 $29.80 $28.66 $25.01 $25.92
Total return .................................... 8.29% 5.90% 16.82% 6.66% (6.36)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.81% 0.83% 0.86% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.26% 0.27% 0.26% 0.24% 0.24%
Net investment income
c
........................... 2.21% 2.08% 2.34% 4.59% 1.42%
Supplemental data
Net assets, end of year (000’s) ..................... $776 $1,241 $1,025 $940 $791
Portfolio turnover rate ............................ 126% 22% 27% 138% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.84 $28.68 $25.04 $25.94 $30.37
Income from investment operations
a
:
Net investment income
b,c
........................ 0.75 0.65 0.66 1.18 0.46
Net realized and unrealized gains (losses) ........... 1.74 1.07 3.53 0.37 (2.14)
Total from investment operations .................... 2.49 1.72 4.19 1.55 (1.68)
Less distributions from:
Net investment income .......................... (0.55) (0.56) (0.55) (1.18) (1.32)
Net realized gains ............................. — — — (1.27) (1.43)
Total distributions ............................... (0.55) (0.56) (0.55) (2.45) (2.75)
Net asset value, end of year ....................... $31.78 $29.84 $28.68 $25.04 $25.94
Total return .................................... 8.40% 6.10% 16.96% 6.85% (6.24)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.66% 0.68% 0.71% 0.71%
Expenses net of waiver and payments by affiliates
d
...... 0.11% 0.11% 0.11% 0.09% 0.09%
Net investment income
c
........................... 2.44% 2.26% 2.52% 4.85% 1.62%
Supplemental data
Net assets, end of year (000’s) ..................... $14 $13 $13 $11 $10
Portfolio turnover rate ............................ 126% 22% 27% 138% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2035 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.86 $28.70 $25.05 $25.96 $30.38
Income from investment operations
a
:
Net investment income
b,c
........................ 0.78 0.68 0.72 1.34 0.48
Net realized and unrealized gains (losses) ........... 1.75 1.07 3.50 0.23 (2.12)
Total from investment operations .................... 2.53 1.75 4.22 1.57 (1.64)
Less distributions from:
Net investment income .......................... (0.58) (0.59) (0.57) (1.21) (1.35)
Net realized gains ............................. — — — (1.27) (1.43)
Total distributions ............................... (0.58) (0.59) (0.57) (2.48) (2.78)
Net asset value, end of year ....................... $31.81 $29.86 $28.70 $25.05 $25.96
Total return .................................... 8.54% 6.20% 17.10% 6.92% (6.11)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.56% 0.58% 0.61% 0.61%
Expenses net of waiver and payments by affiliates
d
...... 0.01% 0.02% 0.01% (0.01)%
e
(0.01)%
e
Net investment income
c
........................... 2.53% 2.33% 2.77% 5.44% 1.71%
Supplemental data
Net assets, end of year (000’s) ..................... $5,459 $5,238 $7,443 $11,598 $15,997
Portfolio turnover rate ............................ 126% 22% 27% 138% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.80 $28.65 $25.01 $25.92 $30.35
Income from investment operations
a
:
Net investment income
b,c
........................ 0.75 0.64 0.66 1.19 0.45
Net realized and unrealized gains (losses) ........... 1.75 1.08 3.53 0.35 (2.12)
Total from investment operations .................... 2.50 1.72 4.19 1.54 (1.67)
Less distributions from:
Net investment income .......................... (0.56) (0.57) (0.55) (1.18) (1.33)
Net realized gains ............................. — — — (1.27) (1.43)
Total distributions ............................... (0.56) (0.57) (0.55) (2.45) (2.76)
Net asset value, end of year ....................... $31.74 $29.80 $28.65 $25.01 $25.92
Total return .................................... 8.43% 6.09% 16.99% 6.82% (6.23)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.66% 0.68% 0.71% 0.71%
Expenses net of waiver and payments by affiliates
d
...... 0.11% 0.12% 0.11% 0.09% 0.09%
Net investment income
c
........................... 2.44% 2.23% 2.50% 4.89% 1.62%
Supplemental data
Net assets, end of year (000’s) ..................... $363,498 $306,223 $236,680 $158,644 $141,266
Portfolio turnover rate ............................ 126% 22% 27% 138% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, July 31, 2026
Franklin Retirement Advantage Plus 2035 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 95.0%
Alternative Strategies 4.0%
a
Franklin BSP Lending Fund, Class R6 .................................... 1,621,921 $ 16,413,839
Asset Allocation 83.7%
a
Franklin Dynamic Asset Allocation Balanced Fund, Class P .................... 18,169,377 325,958,615
a
Franklin Dynamic Asset Allocation Conservative Fund, Class P ................. 165,524 1,898,564
a
Franklin Dynamic Asset Allocation Growth Fund, Class P ...................... 707,722 16,949,943
344,807,122
Domestic Hybrid 3.3%
a
Franklin Multi-Asset Income Fund, Class P ................................ 1,175,278 13,597,971
Domestic Real Estate 4.0%
a
Clarion Partners Real Estate Income Fund, Inc., Class I ...................... 1,446,181 16,284,000
Total Investments In Underlying Funds (Cost $380,252,263) ......................
391,102,932
a a a a
Short Term Investments 5.0%
a
Management Investment Companies 5.0%
a,b
Putnam Short Term Investment Fund, Class P, 3.819% ....................... 20,675,591 20,675,591
Total Management Investment Companies (Cost $20,675,591) ....................
20,675,591
Total Short Term Investments (Cost $20,675,591) ................................
20,675,591
a
Total Investments (Cost $400,927,854) 100.0% ..................................
$411,778,523
Other Assets, less Liabilities 0.0%
†
............................................
75,473
Net Assets 100.0% ...........................................................
$411,853,996
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2040 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.12 $23.07 $19.93 $21.67 $25.95
Income from investment operations
a
:
Net investment income
b,c
........................ 0.42 0.38 0.39 0.75 0.33
Net realized and unrealized gains (losses) ........... 1.97 1.13 3.21 0.66 (2.05)
Total from investment operations .................... 2.39 1.51 3.60 1.41 (1.72)
Less distributions from:
Net investment income .......................... (0.55) (0.46) (0.46) (0.92) (1.33)
Net realized gains ............................. — — — (2.23) (1.23)
Total distributions ............................... (0.55) (0.46) (0.46) (3.15) (2.56)
Net asset value, end of year ....................... $25.96 $24.12 $23.07 $19.93 $21.67
Total return
d
................................... 10.01% 6.65% 18.34% 8.08% (7.60)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.92% 0.95% 0.97% 0.96%
Expenses net of waiver and payments by affiliates
e
...... 0.34% 0.34% 0.34% 0.31% 0.30%
Net investment income
c
........................... 1.69% 1.62% 1.86% 3.82% 1.37%
Supplemental data
Net assets, end of year (000’s) ..................... $32,452 $33,777 $25,880 $16,840 $15,869
Portfolio turnover rate ............................ 120% 17% 25% 137% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2040 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

174
a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.79 $19.00 $16.51 $18.50 $22.53
Income from investment operations
a
:
Net investment income
b,c
........................ 0.19 0.17 0.20 0.50 0.13
Net realized and unrealized gains (losses) ........... 1.61 0.93 2.64 0.53 (1.74)
Total from investment operations .................... 1.80 1.10 2.84 1.03 (1.61)
Less distributions from:
Net investment income .......................... (0.39) (0.31) (0.35) (0.79) (1.19)
Net realized gains ............................. — — — (2.23) (1.23)
Total distributions ............................... (0.39) (0.31) (0.35) (3.02) (2.42)
Net asset value, end of year ....................... $21.20 $19.79 $19.00 $16.51 $18.50
Total return
d
................................... 9.19% 5.86% 17.41% 7.29% (8.27)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.67% 1.67% 1.70% 1.72% 1.71%
Expenses net of waiver and payments by affiliates
e
...... 1.09% 1.09% 1.09% 1.06% 1.05%
Net investment income
c
........................... 0.94% 0.87% 1.17% 3.05% 0.63%
Supplemental data
Net assets, end of year (000’s) ..................... $767 $942 $897 $869 $797
Portfolio turnover rate ............................ 120% 17% 25% 137% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2040 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.06 $24.54 $21.18 $22.82 $26.76
Income from investment operations
a
:
Net investment income
b,c
........................ 0.38 0.30 0.41 0.70 0.07
Net realized and unrealized gains (losses) ........... 2.10 1.22 3.33 0.72 (2.00)
Total from investment operations .................... 2.48 1.52 3.74 1.42 (1.93)
Less distributions from:
Net investment income .......................... (0.59) — (0.38) (0.83) (0.78)
Net realized gains ............................. — — — (2.23) (1.23)
Total distributions ............................... (0.59) — (0.38) (3.06) (2.01)
Net asset value, end of year ....................... $27.95 $26.06 $24.54 $21.18 $22.82
Total return .................................... 9.62% 6.19% 17.87% 7.66% (7.97)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.30% 1.31% 1.35% 1.37% 1.36%
Expenses net of waiver and payments by affiliates
d
...... 0.73% 0.73% 0.74% 0.71% 0.70%
Net investment income
c
........................... 1.40% 1.22% 1.90% 3.35% 0.28%
Supplemental data
Net assets, end of year (000’s) ..................... $103 $7 $92 $163 $142
Portfolio turnover rate ............................ 120% 17% 25% 137% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2040 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

sv
a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.87 $29.36 $25.21 $26.54 $31.18
Income from investment operations
a
:
Net investment income
b,c
........................ 0.54 0.44 0.47 0.94 0.37
Net realized and unrealized gains (losses) ........... 2.50 1.44 4.06 0.83 (2.53)
Total from investment operations .................... 3.04 1.88 4.53 1.77 (2.16)
Less distributions from:
Net investment income .......................... (0.51) (0.37) (0.38) (0.87) (1.25)
Net realized gains ............................. — — — (2.23) (1.23)
Total distributions ............................... (0.51) (0.37) (0.38) (3.10) (2.48)
Net asset value, end of year ....................... $33.40 $30.87 $29.36 $25.21 $26.54
Total return .................................... 9.90% 6.48% 18.16% 7.92% (7.73)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.03% 1.07% 1.10% 1.12% 1.11%
Expenses net of waiver and payments by affiliates
d
...... 0.46% 0.49% 0.49% 0.46% 0.45%
Net investment income
c
........................... 1.68% 1.47% 1.75% 3.82% 1.27%
Supplemental data
Net assets, end of year (000’s) ..................... $2,773 $4,171 $3,448 $3,106 $3,365
Portfolio turnover rate ............................ 120% 17% 25% 137% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2040 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.91 $29.40 $25.23 $26.57 $31.22
Income from investment operations
a
:
Net investment income
b,c
........................ 0.60 0.51 0.54 1.01 0.41
Net realized and unrealized gains (losses) ........... 2.50 1.45 4.07 0.81 (2.50)
Total from investment operations .................... 3.10 1.96 4.61 1.82 (2.09)
Less distributions from:
Net investment income .......................... (0.57) (0.45) (0.44) (0.93) (1.33)
Net realized gains ............................. — — — (2.23) (1.23)
Total distributions ............................... (0.57) (0.45) (0.44) (3.16) (2.56)
Net asset value, end of year ....................... $33.44 $30.91 $29.40 $25.23 $26.57
Total return .................................... 10.11% 6.77% 18.49% 8.16% (7.49)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.82% 0.85% 0.87% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.23% 0.24% 0.24% 0.21% 0.20%
Net investment income
c
........................... 1.85% 1.72% 2.02% 4.09% 1.41%
Supplemental data
Net assets, end of year (000’s) ..................... $641 $478 $517 $743 $751
Portfolio turnover rate ............................ 120% 17% 25% 137% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2040 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.91 $29.40 $25.25 $26.59 $31.25
Income from investment operations
a
:
Net investment income
b,c
........................ 0.63 0.56 0.58 1.00 0.48
Net realized and unrealized gains (losses) ........... 2.53 1.44 4.07 0.86 (2.52)
Total from investment operations .................... 3.16 2.00 4.65 1.86 (2.04)
Less distributions from:
Net investment income .......................... (0.61) (0.49) (0.50) (0.97) (1.39)
Net realized gains ............................. — — — (2.23) (1.23)
Total distributions ............................... (0.61) (0.49) (0.50) (3.20) (2.62)
Net asset value, end of year ....................... $33.46 $30.91 $29.40 $25.25 $26.59
Total return .................................... 10.29% 6.89% 18.66% 8.31% (7.34)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.67% 0.70% 0.72% 0.71%
Expenses net of waiver and payments by affiliates
d
...... 0.08% 0.09% 0.09% 0.06% 0.05%
Net investment income
c
........................... 1.95% 1.89% 2.17% 4.06% 1.65%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $14 $13 $11 $10
Portfolio turnover rate ............................ 120% 17% 25% 137% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2040 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.94 $29.42 $25.27 $26.60 $31.27
Income from investment operations
a
:
Net investment income
b,c
........................ 0.67 0.59 0.70 1.23 0.50
Net realized and unrealized gains (losses) ........... 2.53 1.44 3.98 0.66 (2.52)
Total from investment operations .................... 3.20 2.03 4.68 1.89 (2.02)
Less distributions from:
Net investment income .......................... (0.64) (0.51) (0.53) (0.99) (1.42)
Net realized gains ............................. — — — (2.23) (1.23)
Total distributions ............................... (0.64) (0.51) (0.53) (3.22) (2.65)
Net asset value, end of year ....................... $33.50 $30.94 $29.42 $25.27 $26.60
Total return .................................... 10.43% 7.00% 18.76% 8.47% (7.28)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.57% 0.60% 0.62% 0.61%
Expenses net of waiver and payments by affiliates
d,e
..... (0.02)% (0.01)% (0.01)% (0.04)% (0.05)%
Net investment income
c
........................... 2.08% 1.97% 2.73% 4.92% 1.72%
Supplemental data
Net assets, end of year (000’s) ..................... $2,711 $3,472 $1,830 $8,039 $13,998
Portfolio turnover rate ............................ 120% 17% 25% 137% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2040 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.84 $29.33 $25.20 $26.54 $31.20
Income from investment operations
a
:
Net investment income
b,c
........................ 0.62 0.56 0.57 1.00 0.48
Net realized and unrealized gains (losses) ........... 2.53 1.44 4.06 0.86 (2.52)
Total from investment operations .................... 3.15 2.00 4.63 1.86 (2.04)
Less distributions from:
Net investment income .......................... (0.61) (0.49) (0.50) (0.97) (1.39)
Net realized gains ............................. — — — (2.23) (1.23)
Total distributions ............................... (0.61) (0.49) (0.50) (3.20) (2.62)
Net asset value, end of year ....................... $33.38 $30.84 $29.33 $25.20 $26.54
Total return .................................... 10.30% 6.92% 18.63% 8.33% (7.35)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.67% 0.70% 0.72% 0.71%
Expenses net of waiver and payments by affiliates
d
...... 0.08% 0.09% 0.09% 0.06% 0.05%
Net investment income
c
........................... 1.94% 1.87% 2.15% 4.05% 1.65%
Supplemental data
Net assets, end of year (000’s) ..................... $385,032 $333,511 $239,529 $173,452 $156,842
Portfolio turnover rate ............................ 120% 17% 25% 137% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, July 31, 2026
Franklin Retirement Advantage Plus 2040 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 95.9%
Alternative Strategies 3.0%
a
Franklin BSP Lending Fund, Class R6 .................................... 1,245,290 $ 12,602,337
Asset Allocation 90.0%
a
Franklin Dynamic Asset Allocation Balanced Fund, Class P .................... 8,157,381 146,343,409
a
Franklin Dynamic Asset Allocation Growth Fund, Class P ...................... 9,835,212 235,553,331
381,896,740
Domestic Real Estate 2.9%
a
Clarion Partners Real Estate Income Fund, Inc., Class I ...................... 1,110,455 12,503,724
Total Investments In Underlying Funds (Cost $390,720,732) ......................
407,002,801
a a a a
Short Term Investments 4.1%
a
Management Investment Companies 4.1%
a,b
Putnam Short Term Investment Fund, Class P, 3.819% ....................... 17,441,702 17,441,702
Total Management Investment Companies (Cost $17,441,702) ....................
17,441,702
Total Short Term Investments (Cost $17,441,702) ................................
17,441,702
a
Total Investments (Cost $408,162,434) 100.0% ..................................
$424,444,503
Other Assets, less Liabilities 0.0%
†
............................................
48,709
Net Assets 100.0% ...........................................................
$424,493,212
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2045 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.98 $21.82 $18.65 $19.66 $24.20
Income from investment operations
a
:
Net investment income
b,c
........................ 0.34 0.30 0.30 0.58 0.30
Net realized and unrealized gains (losses) ........... 2.30 1.26 3.28 0.89 (2.05)
Total from investment operations .................... 2.64 1.56 3.58 1.47 (1.75)
Less distributions from:
Net investment income .......................... (0.48) (0.40) (0.41) (0.73) (1.37)
Net realized gains ............................. — — — (1.75) (1.42)
Total distributions ............................... (0.48) (0.40) (0.41) (2.48) (2.79)
Net asset value, end of year ....................... $25.14 $22.98 $21.82 $18.65 $19.66
Total return
d
................................... 11.58% 7.27% 19.49% 9.07% (8.55)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.93% 0.94% 0.98% 1.02% 1.00%
Expenses net of waiver and payments by affiliates
e
...... 0.32% 0.32% 0.32% 0.30% 0.28%
Net investment income
c
........................... 1.41% 1.37% 1.50% 3.22% 1.37%
Supplemental data
Net assets, end of year (000’s) ..................... $36,305 $34,897 $27,363 $12,815 $11,577
Portfolio turnover rate ............................ 116% 19% 21% 138% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.13 $18.22 $15.67 $16.90 $21.18
Income from investment operations
a
:
Net investment income
b,c
........................ 0.12 0.11 0.16 0.33 0.13
Net realized and unrealized gains (losses) ........... 1.93 1.06 2.71 0.79 (1.78)
Total from investment operations .................... 2.05 1.17 2.87 1.12 (1.65)
Less distributions from:
Net investment income .......................... (0.22) (0.26) (0.32) (0.60) (1.21)
Net realized gains ............................. — — — (1.75) (1.42)
Total distributions ............................... (0.22) (0.26) (0.32) (2.35) (2.63)
Net asset value, end of year ....................... $20.96 $19.13 $18.22 $15.67 $16.90
Total return
d
................................... 10.78% 6.48% 18.55% 8.29% (9.25)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.68% 1.69% 1.73% 1.77% 1.75%
Expenses net of waiver and payments by affiliates
e
...... 1.07% 1.07% 1.07% 1.05% 1.03%
Net investment income
c
........................... 0.63% 0.62% 0.95% 2.16% 0.70%
Supplemental data
Net assets, end of year (000’s) ..................... $416 $928 $967 $869 $694
Portfolio turnover rate ............................ 116% 19% 21% 138% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2045 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.74 $23.23 $19.85 $20.72 $25.19
Income from investment operations
a
:
Net investment income
b,c
........................ 0.25 0.23 0.26 0.49 0.18
Net realized and unrealized gains (losses) ........... 2.49 1.35 3.48 1.00 (2.14)
Total from investment operations .................... 2.74 1.58 3.74 1.49 (1.96)
Less distributions from:
Net investment income .......................... (0.41) (0.07) (0.36) (0.61) (1.09)
Net realized gains ............................. — — — (1.75) (1.42)
Total distributions ............................... (0.41) (0.07) (0.36) (2.36) (2.51)
Net asset value, end of year ....................... $27.07 $24.74 $23.23 $19.85 $20.72
Total return .................................... 11.15% 6.80% 19.04% 8.61% (8.92)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.31% 1.34% 1.38% 1.42% 1.40%
Expenses net of waiver and payments by affiliates
d
...... 0.72% 0.72% 0.72% 0.70% 0.68%
Net investment income
c
........................... 0.96% 0.97% 1.24% 2.56% 0.76%
Supplemental data
Net assets, end of year (000’s) ..................... $89 $47 $107 $69 $44
Portfolio turnover rate ............................ 116% 19% 21% 138% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.86 $29.13 $24.75 $25.20 $30.24
Income from investment operations
a
:
Net investment income
b,c
........................ 0.43 0.36 0.40 0.68 0.36
Net realized and unrealized gains (losses) ........... 3.08 1.69 4.34 1.27 (2.67)
Total from investment operations .................... 3.51 2.05 4.74 1.95 (2.31)
Less distributions from:
Net investment income .......................... (0.42) (0.32) (0.36) (0.65) (1.31)
Net realized gains ............................. — — — (1.75) (1.42)
Total distributions ............................... (0.42) (0.32) (0.36) (2.40) (2.73)
Net asset value, end of year ....................... $33.95 $30.86 $29.13 $24.75 $25.20
Total return .................................... 11.43% 7.08% 19.33% 8.93% (8.69)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.09% 1.13% 1.17% 1.15%
Expenses net of waiver and payments by affiliates
d
...... 0.45% 0.47% 0.47% 0.45% 0.43%
Net investment income
c
........................... 1.34% 1.22% 1.50% 2.87% 1.29%
Supplemental data
Net assets, end of year (000’s) ..................... $4,085 $4,232 $3,880 $2,863 $3,383
Portfolio turnover rate ............................ 116% 19% 21% 138% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2045 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.89 $29.15 $24.77 $25.24 $30.29
Income from investment operations
a
:
Net investment income
b,c
........................ 0.51 0.43 0.46 0.79 0.42
Net realized and unrealized gains (losses) ........... 3.08 1.70 4.34 1.22 (2.67)
Total from investment operations .................... 3.59 2.13 4.80 2.01 (2.25)
Less distributions from:
Net investment income .......................... (0.49) (0.39) (0.42) (0.73) (1.38)
Net realized gains ............................. — — — (1.75) (1.42)
Total distributions ............................... (0.49) (0.39) (0.42) (2.48) (2.80)
Net asset value, end of year ....................... $33.99 $30.89 $29.15 $24.77 $25.24
Total return .................................... 11.71% 7.37% 19.58% 9.23% (8.47)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.84% 0.84% 0.88% 0.92% 0.90%
Expenses net of waiver and payments by affiliates
d
...... 0.22% 0.22% 0.22% 0.20% 0.18%
Net investment income
c
........................... 1.59% 1.47% 1.76% 3.34% 1.51%
Supplemental data
Net assets, end of year (000’s) ..................... $470 $1,050 $949 $753 $678
Portfolio turnover rate ............................ 116% 19% 21% 138% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.93 $29.19 $24.80 $25.27 $30.31
Income from investment operations
a
:
Net investment income
b,c
........................ 0.53 0.48 0.51 0.79 0.45
Net realized and unrealized gains (losses) ........... 3.12 1.69 4.33 1.26 (2.64)
Total from investment operations .................... 3.65 2.17 4.84 2.05 (2.19)
Less distributions from:
Net investment income .......................... (0.53) (0.43) (0.45) (0.77) (1.43)
Net realized gains ............................. — — — (1.75) (1.42)
Total distributions ............................... (0.53) (0.43) (0.45) (2.52) (2.85)
Net asset value, end of year ....................... $34.05 $30.93 $29.19 $24.80 $25.27
Total return .................................... 11.86% 7.55% 19.76% 9.38% (8.29)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.69% 0.73% 0.77% 0.75%
Expenses net of waiver and payments by affiliates
d
...... 0.07% 0.07% 0.07% 0.05% 0.03%
Net investment income
c
........................... 1.64% 1.62% 1.92% 3.33% 1.61%
Supplemental data
Net assets, end of year (000’s) ..................... $20 $17 $13 $11 $10
Portfolio turnover rate ............................ 116% 19% 21% 138% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2045 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.95 $29.21 $24.80 $25.28 $30.33
Income from investment operations
a
:
Net investment income
b,c
........................ 0.57 0.51 0.58 1.03 0.47
Net realized and unrealized gains (losses) ........... 3.12 1.68 4.30 1.03 (2.64)
Total from investment operations .................... 3.69 2.19 4.88 2.06 (2.17)
Less distributions from:
Net investment income .......................... (0.56) (0.45) (0.47) (0.79) (1.46)
Net realized gains ............................. — — — (1.75) (1.42)
Total distributions ............................... (0.56) (0.45) (0.47) (2.54) (2.88)
Net asset value, end of year ....................... $34.08 $30.95 $29.21 $24.80 $25.28
Total return .................................... 12.01% 7.61% 19.94% 9.45% (8.22)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.59% 0.63% 0.67% 0.65%
Expenses net of waiver and payments by affiliates
d,e
..... (0.03)% (0.03)% (0.03)% (0.05)% (0.07)%
Net investment income
c
........................... 1.74% 1.72% 2.23% 4.28% 1.68%
Supplemental data
Net assets, end of year (000’s) ..................... $4,175 $4,418 $3,501 $4,991 $10,842
Portfolio turnover rate ............................ 116% 19% 21% 138% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.93 $29.19 $24.80 $25.27 $30.33
Income from investment operations
a
:
Net investment income
b,c
........................ 0.53 0.48 0.50 0.79 0.42
Net realized and unrealized gains (losses) ........... 3.11 1.69 4.34 1.26 (2.63)
Total from investment operations .................... 3.64 2.17 4.84 2.05 (2.21)
Less distributions from:
Net investment income .......................... (0.53) (0.43) (0.45) (0.77) (1.43)
Net realized gains ............................. — — — (1.75) (1.42)
Total distributions ............................... (0.53) (0.43) (0.45) (2.52) (2.85)
Net asset value, end of year ....................... $34.04 $30.93 $29.19 $24.80 $25.27
Total return .................................... 11.86% 7.53% 19.77% 9.39% (8.34)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.69% 0.73% 0.77% 0.75%
Expenses net of waiver and payments by affiliates
d
...... 0.07% 0.07% 0.07% 0.05% 0.03%
Net investment income
c
........................... 1.64% 1.62% 1.88% 3.32% 1.50%
Supplemental data
Net assets, end of year (000’s) ..................... $323,174 $261,398 $181,653 $116,355 $100,019
Portfolio turnover rate ............................ 116% 19% 21% 138% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, July 31, 2026
Franklin Retirement Advantage Plus 2045 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 96.7%
Alternative Strategies 2.1%
a
Franklin BSP Lending Fund, Class R6 .................................... 759,591 $ 7,687,056
Asset Allocation 92.6%
a
Franklin Dynamic Asset Allocation Balanced Fund, Class P .................... 364,247 6,534,599
a
Franklin Dynamic Asset Allocation Equity Fund, Class P ...................... 1,177,716 21,834,862
a
Franklin Dynamic Asset Allocation Growth Fund, Class P ...................... 13,070,079 313,028,402
341,397,863
Domestic Real Estate 2.0%
a
Clarion Partners Real Estate Income Fund, Inc., Class I ...................... 677,505 7,628,711
Total Investments In Underlying Funds (Cost $338,831,096) ......................
356,713,630
a a a a
Short Term Investments 3.2%
a
Management Investment Companies 3.2%
a,b
Putnam Short Term Investment Fund, Class P, 3.819% ....................... 11,938,606 11,938,606
Total Management Investment Companies (Cost $11,938,606) ....................
11,938,606
Total Short Term Investments (Cost $11,938,606) ................................
11,938,606
a
Total Investments (Cost $350,769,702) 99.9% ...................................
$368,652,236
Other Assets, less Liabilities 0.1% .............................................
81,046
Net Assets 100.0% ...........................................................
$368,733,282
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2050 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.35 $21.03 $17.75 $18.27 $22.32
Income from investment operations
a
:
Net investment income
b,c
........................ 0.31 0.25 0.23 0.42 0.23
Net realized and unrealized gains (losses) ........... 2.40 1.33 3.33 1.11 (1.99)
Total from investment operations .................... 2.71 1.58 3.56 1.53 (1.76)
Less distributions from:
Net investment income .......................... (0.33) (0.26) (0.28) (0.36) (1.10)
Net realized gains ............................. — — — (1.69) (1.19)
Total distributions ............................... (0.33) (0.26) (0.28) (2.05) (2.29)
Net asset value, end of year ....................... $24.73 $22.35 $21.03 $17.75 $18.27
Total return
d
................................... 12.22% 7.61% 20.28% 9.93% (9.16)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.96% 0.95% 1.01% 1.06% 1.03%
Expenses net of waiver and payments by affiliates
e
...... 0.31% 0.30% 0.31% 0.29% 0.28%
Net investment income
c
........................... 1.33% 1.19% 1.19% 2.49% 1.11%
Supplemental data
Net assets, end of year (000’s) ..................... $32,346 $32,978 $21,864 $7,769 $7,023
Portfolio turnover rate ............................ 114% 18% 17% 129% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2050 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.19 $19.91 $16.83 $17.44 $21.37
Income from investment operations
a
:
Net investment income
b,c
........................ 0.13 0.09 0.13 0.28 0.06
Net realized and unrealized gains (losses) ........... 2.28 1.26 3.12 1.04 (1.89)
Total from investment operations .................... 2.41 1.35 3.25 1.32 (1.83)
Less distributions from:
Net investment income .......................... (0.11) (0.07) (0.17) (0.24) (0.91)
Net realized gains ............................. — — — (1.69) (1.19)
Total distributions ............................... (0.11) (0.07) (0.17) (1.93) (2.10)
Net asset value, end of year ....................... $23.49 $21.19 $19.91 $16.83 $17.44
Total return
d
................................... 11.38% 6.82% 19.42% 9.05% (9.81)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.71% 1.70% 1.76% 1.81% 1.78%
Expenses net of waiver and payments by affiliates
e
...... 1.06% 1.05% 1.06% 1.04% 1.03%
Net investment income
c
........................... 0.57% 0.45% 0.72% 1.75% 0.29%
Supplemental data
Net assets, end of year (000’s) ..................... $707 $1,087 $1,094 $1,042 $895
Portfolio turnover rate ............................ 114% 18% 17% 129% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.79 $20.55 $17.23 $17.80 $21.74
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.16 0.18 0.49 0.11
Net realized and unrealized gains (losses) ........... 2.33 1.30 3.22 0.93 (1.91)
Total from investment operations .................... 2.55 1.46 3.40 1.42 (1.80)
Less distributions from:
Net investment income .......................... (0.26) (0.22) (0.08) (0.30) (0.95)
Net realized gains ............................. — — — (1.69) (1.19)
Total distributions ............................... (0.26) (0.22) (0.08) (1.99) (2.14)
Net asset value, end of year ....................... $24.08 $21.79 $20.55 $17.23 $17.80
Total return .................................... 11.78% 7.18% 19.79% 9.52% (9.50)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.35% 1.36% 1.41% 1.46% 1.43%
Expenses net of waiver and payments by affiliates
d
...... 0.71% 0.71% 0.71% 0.69% 0.68%
Net investment income
c
........................... 0.96% 0.79% 0.95% 2.92% 0.57%
Supplemental data
Net assets, end of year (000’s) ..................... $262 $212 $137 $156 $499
Portfolio turnover rate ............................ 114% 18% 17% 129% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2050 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.27 $20.94 $17.67 $18.19 $22.23
Income from investment operations
a
:
Net investment income
b,c
........................ 0.31 0.22 0.24 0.42 0.29
Net realized and unrealized gains (losses) ........... 2.36 1.32 3.29 1.08 (2.08)
Total from investment operations .................... 2.67 1.54 3.53 1.50 (1.79)
Less distributions from:
Net investment income .......................... (0.31) (0.21) (0.26) (0.33) (1.06)
Net realized gains ............................. — — — (1.69) (1.19)
Total distributions ............................... (0.31) (0.21) (0.26) (2.02) (2.25)
Net asset value, end of year ....................... $24.63 $22.27 $20.94 $17.67 $18.19
Total return .................................... 12.04% 7.41% 20.14% 9.75% (9.30)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.10% 1.16% 1.21% 1.18%
Expenses net of waiver and payments by affiliates
d
...... 0.46% 0.45% 0.46% 0.44% 0.43%
Net investment income
c
........................... 1.34% 1.05% 1.26% 2.50% 1.39%
Supplemental data
Net assets, end of year (000’s) ..................... $1,920 $2,811 $2,507 $1,899 $2,144
Portfolio turnover rate ............................ 114% 18% 17% 129% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.31 $20.97 $17.70 $18.23 $22.26
Income from investment operations
a
:
Net investment income
b,c
........................ 0.37 0.28 0.29 0.43 0.23
Net realized and unrealized gains (losses) ........... 2.37 1.33 3.27 1.11 (1.97)
Total from investment operations .................... 2.74 1.61 3.56 1.54 (1.74)
Less distributions from:
Net investment income .......................... (0.37) (0.27) (0.29) (0.38) (1.10)
Net realized gains ............................. — — — (1.69) (1.19)
Total distributions ............................... (0.37) (0.27) (0.29) (2.07) (2.29)
Net asset value, end of year ....................... $24.68 $22.31 $20.97 $17.70 $18.23
Total return .................................... 12.36% 7.76% 20.36% 10.06% (9.08)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.85% 0.91% 0.96% 0.93%
Expenses net of waiver and payments by affiliates
d
...... 0.19% 0.20% 0.21% 0.19% 0.18%
Net investment income
c
........................... 1.57% 1.30% 1.56% 2.53% 1.11%
Supplemental data
Net assets, end of year (000’s) ..................... $400 $384 $264 $248 $170
Portfolio turnover rate ............................ 114% 18% 17% 129% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2050 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.33 $20.98 $17.70 $18.23 $22.28
Income from investment operations
a
:
Net investment income
b,c
........................ 0.37 0.31 0.32 0.47 0.28
Net realized and unrealized gains (losses) ........... 2.40 1.33 3.28 1.09 (1.99)
Total from investment operations .................... 2.77 1.64 3.60 1.56 (1.71)
Less distributions from:
Net investment income .......................... (0.39) (0.29) (0.32) (0.40) (1.15)
Net realized gains ............................. — — — (1.69) (1.19)
Total distributions ............................... (0.39) (0.29) (0.32) (2.09) (2.34)
Net asset value, end of year ....................... $24.71 $22.33 $20.98 $17.70 $18.23
Total return .................................... 12.50% 7.91% 20.59% 10.20% (8.95)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.71% 0.76% 0.81% 0.78%
Expenses net of waiver and payments by affiliates
d
...... 0.06% 0.05% 0.06% 0.04% 0.03%
Net investment income
c
........................... 1.56% 1.45% 1.69% 2.74% 1.38%
Supplemental data
Net assets, end of year (000’s) ..................... $16 $14 $14 $11 $10
Portfolio turnover rate ............................ 114% 18% 17% 129% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.34 $20.99 $17.71 $18.24 $22.29
Income from investment operations
a
:
Net investment income
b,c
........................ 0.39 0.33 0.36 0.58 0.30
Net realized and unrealized gains (losses) ........... 2.40 1.33 3.26 1.00 (1.99)
Total from investment operations .................... 2.79 1.66 3.62 1.58 (1.69)
Less distributions from:
Net investment income .......................... (0.41) (0.31) (0.34) (0.42) (1.17)
Net realized gains ............................. — — — (1.69) (1.19)
Total distributions ............................... (0.41) (0.31) (0.34) (2.11) (2.36)
Net asset value, end of year ....................... $24.72 $22.34 $20.99 $17.71 $18.24
Total return .................................... 12.60% 8.01% 20.68% 10.31% (8.85)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.60% 0.66% 0.71% 0.68%
Expenses net of waiver and payments by affiliates
d,e
..... (0.04)% (0.05)% (0.04)% (0.06)% (0.07)%
Net investment income
c
........................... 1.68% 1.55% 1.92% 3.42% 1.48%
Supplemental data
Net assets, end of year (000’s) ..................... $3,075 $3,877 $4,357 $5,245 $9,794
Portfolio turnover rate ............................ 114% 18% 17% 129% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2050 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.31 $20.97 $17.69 $18.23 $22.27
Income from investment operations
a
:
Net investment income
b,c
........................ 0.36 0.31 0.31 0.46 0.28
Net realized and unrealized gains (losses) ........... 2.40 1.32 3.29 1.09 (1.98)
Total from investment operations .................... 2.76 1.63 3.60 1.55 (1.70)
Less distributions from:
Net investment income .......................... (0.39) (0.29) (0.32) (0.40) (1.15)
Net realized gains ............................. — — — (1.69) (1.19)
Total distributions ............................... (0.39) (0.29) (0.32) (2.09) (2.34)
Net asset value, end of year ....................... $24.68 $22.31 $20.97 $17.69 $18.23
Total return .................................... 12.48% 7.88% 20.62% 10.15% (8.89)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.70% 0.76% 0.81% 0.78%
Expenses net of waiver and payments by affiliates
d
...... 0.06% 0.05% 0.06% 0.04% 0.03%
Net investment income
c
........................... 1.53% 1.45% 1.66% 2.71% 1.39%
Supplemental data
Net assets, end of year (000’s) ..................... $249,010 $192,561 $137,680 $86,672 $67,397
Portfolio turnover rate ............................ 114% 18% 17% 129% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, July 31, 2026
Franklin Retirement Advantage Plus 2050 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 98.5%
Alternative Strategies 1.8%
a
Franklin BSP Lending Fund, Class R6 .................................... 496,852 $ 5,028,143
Asset Allocation 95.0%
a
Franklin Dynamic Asset Allocation Equity Fund, Class P ...................... 3,610,880 66,945,718
a
Franklin Dynamic Asset Allocation Growth Fund, Class P ...................... 8,618,017 206,401,501
273,347,219
Domestic Real Estate 1.7%
a
Clarion Partners Real Estate Income Fund, Inc., Class I ...................... 443,302 4,991,580
Total Investments In Underlying Funds (Cost $268,454,150) ......................
283,366,942
a a a a
Short Term Investments 1.6%
a
Management Investment Companies 1.6%
a,b
Putnam Short Term Investment Fund, Class P, 3.819% ....................... 4,486,750 4,486,750
Total Management Investment Companies (Cost $4,486,750) .....................
4,486,750
Total Short Term Investments (Cost $4,486,750) .................................
4,486,750
a
Total Investments (Cost $272,940,900) 100.1% ..................................
$287,853,692
Other Assets, less Liabilities (0.1)% ...........................................
(117,104)
Net Assets 100.0% ...........................................................
$287,736,588
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2055 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.19 $13.29 $11.13 $11.07 $13.76
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.13 0.11 0.24 0.12
Net realized and unrealized gains (losses) ........... 1.59 0.91 2.21 0.79 (1.20)
Total from investment operations .................... 1.77 1.04 2.32 1.03 (1.08)
Less distributions from:
Net investment income .......................... (0.20) (0.14) (0.16) (0.19) (0.69)
Net realized gains ............................. (0.01) — — (0.78) (0.92)
Total distributions ............................... (0.21) (0.14) (0.16) (0.97) (1.61)
Net asset value, end of year ....................... $15.75 $14.19 $13.29 $11.13 $11.07
Total return
d
................................... 12.60% 7.92% 21.09% 10.55% (9.33)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 1.01% 1.08% 1.18% 1.16%
Expenses net of waiver and payments by affiliates
e
...... 0.31% 0.29% 0.29% 0.28% 0.28%
Net investment income
c
........................... 1.21% 1.00% 0.89% 2.30% 0.94%
Supplemental data
Net assets, end of year (000’s) ..................... $34,283 $33,299 $19,802 $5,727 $4,851
Portfolio turnover rate ............................ 114% 18% 13% 133% 28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.68 $12.78 $10.71 $10.65 $13.29
Income from investment operations
a
:
Net investment income
b,c
........................ 0.06 0.03 0.05 0.16 0.04
Net realized and unrealized gains (losses) ........... 1.55 0.89 2.10 0.76 (1.17)
Total from investment operations .................... 1.61 0.92 2.15 0.92 (1.13)
Less distributions from:
Net investment income .......................... (0.04) (0.02) (0.08) (0.08) (0.59)
Net realized gains ............................. (0.01) — — (0.78) (0.92)
Total distributions ............................... (0.05) (0.02) (0.08) (0.86) (1.51)
Net asset value, end of year ....................... $15.24 $13.68 $12.78 $10.71 $10.65
Total return
d
................................... 11.80% 7.17% 20.12% 9.77% (10.01)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.75% 1.76% 1.83% 1.93% 1.91%
Expenses net of waiver and payments by affiliates
e
...... 1.06% 1.04% 1.04% 1.03% 1.03%
Net investment income
c
........................... 0.40% 0.25% 0.46% 1.60% 0.34%
Supplemental data
Net assets, end of year (000’s) ..................... $391 $620 $654 $641 $599
Portfolio turnover rate ............................ 114% 18% 13% 133% 28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2055 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.64 $13.64 $11.44 $11.36 $13.74
Income from investment operations
a
:
Net investment income
b,c
........................ 0.11 0.08 0.09 0.19 0.01
Net realized and unrealized gains (losses) ........... 1.66 0.94 2.24 0.83 (1.18)
Total from investment operations .................... 1.77 1.02 2.33 1.02 (1.17)
Less distributions from:
Net investment income .......................... (0.13) (0.02) (0.13) (0.16) (0.29)
Net realized gains ............................. (0.01) — — (0.78) (0.92)
Total distributions ............................... (0.14) (0.02) (0.13) (0.94) (1.21)
Net asset value, end of year ....................... $16.27 $14.64 $13.64 $11.44 $11.36
Total return .................................... 12.21% 7.51% 20.54% 10.16% (9.66)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.38% 1.41% 1.48% 1.58% 1.56%
Expenses net of waiver and payments by affiliates
d
...... 0.71% 0.69% 0.69% 0.68% 0.68%
Net investment income
c
........................... 0.71% 0.60% 0.77% 1.81% 0.03%
Supplemental data
Net assets, end of year (000’s) ..................... $115 $97 $126 $72 $39
Portfolio turnover rate ............................ 114% 18% 13% 133% 28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.31 $13.39 $11.22 $11.15 $13.84
Income from investment operations
a
:
Net investment income
b,c
........................ 0.17 0.12 0.13 0.25 0.10
Net realized and unrealized gains (losses) ........... 1.60 0.91 2.19 0.77 (1.20)
Total from investment operations .................... 1.77 1.03 2.32 1.02 (1.10)
Less distributions from:
Net investment income .......................... (0.19) (0.11) (0.15) (0.17) (0.67)
Net realized gains ............................. (0.01) — — (0.78) (0.92)
Total distributions ............................... (0.20) (0.11) (0.15) (0.95) (1.59)
Net asset value, end of year ....................... $15.88 $14.31 $13.39 $11.22 $11.15
Total return .................................... 12.46% 7.76% 20.81% 10.40% (9.42)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.13% 1.16% 1.23% 1.33% 1.31%
Expenses net of waiver and payments by affiliates
d
...... 0.46% 0.44% 0.44% 0.43% 0.43%
Net investment income
c
........................... 1.15% 0.85% 1.08% 2.32% 0.79%
Supplemental data
Net assets, end of year (000’s) ..................... $3,948 $4,799 $3,906 $2,990 $2,904
Portfolio turnover rate ............................ 114% 18% 13% 133% 28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2055 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.35 $13.42 $11.24 $11.17 $13.86
Income from investment operations
a
:
Net investment income
b,c
........................ 0.20 0.15 0.16 0.25 0.13
Net realized and unrealized gains (losses) ........... 1.62 0.92 2.19 0.80 (1.20)
Total from investment operations .................... 1.82 1.07 2.35 1.05 (1.07)
Less distributions from:
Net investment income .......................... (0.22) (0.14) (0.17) (0.20) (0.70)
Net realized gains ............................. (0.01) — — (0.78) (0.92)
Total distributions ............................... (0.23) (0.14) (0.17) (0.98) (1.62)
Net asset value, end of year ....................... $15.94 $14.35 $13.42 $11.24 $11.17
Total return .................................... 12.78% 8.04% 21.15% 10.64% (9.20)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.91% 0.98% 1.08% 1.06%
Expenses net of waiver and payments by affiliates
d
...... 0.21% 0.19% 0.19% 0.18% 0.18%
Net investment income
c
........................... 1.35% 1.10% 1.30% 2.39% 1.06%
Supplemental data
Net assets, end of year (000’s) ..................... $278 $563 $494 $382 $317
Portfolio turnover rate ............................ 114% 18% 13% 133% 28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.37 $13.44 $11.25 $11.18 $13.87
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.17 0.18 0.27 0.15
Net realized and unrealized gains (losses) ........... 1.62 0.92 2.20 0.79 (1.20)
Total from investment operations .................... 1.84 1.09 2.38 1.06 (1.05)
Less distributions from:
Net investment income .......................... (0.24) (0.16) (0.19) (0.21) (0.72)
Net realized gains ............................. (0.01) — — (0.78) (0.92)
Total distributions ............................... (0.25) (0.16) (0.19) (0.99) (1.64)
Net asset value, end of year ....................... $15.96 $14.37 $13.44 $11.25 $11.18
Total return .................................... 12.94% 8.18% 21.36% 10.80% (9.05)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.76% 0.83% 0.93% 0.91%
Expenses net of waiver and payments by affiliates
d
...... 0.06% 0.04% 0.04% 0.03% 0.03%
Net investment income
c
........................... 1.42% 1.25% 1.46% 2.55% 1.22%
Supplemental data
Net assets, end of year (000’s) ..................... $27 $15 $14 $11 $10
Portfolio turnover rate ............................ 114% 18% 13% 133% 28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2055 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.38 $13.45 $11.26 $11.18 $13.88
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.19 0.21 0.38 0.16
Net realized and unrealized gains (losses) ........... 1.62 0.91 2.18 0.70 (1.21)
Total from investment operations .................... 1.86 1.10 2.39 1.08 (1.05)
Less distributions from:
Net investment income .......................... (0.25) (0.17) (0.20) (0.22) (0.73)
Net realized gains ............................. (0.01) — — (0.78) (0.92)
Total distributions ............................... (0.26) (0.17) (0.20) (1.00) (1.65)
Net asset value, end of year ....................... $15.98 $14.38 $13.45 $11.26 $11.18
Total return .................................... 13.08% 8.28% 21.45% 11.01% (9.03)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.66% 0.73% 0.83% 0.81%
Expenses net of waiver and payments by affiliates
d,e
..... (0.04)% (0.06)% (0.06)% (0.07)% (0.07)%
Net investment income
c
........................... 1.58% 1.35% 1.81% 3.59% 1.26%
Supplemental data
Net assets, end of year (000’s) ..................... $3,978 $4,227 $1,788 $2,487 $6,073
Portfolio turnover rate ............................ 114% 18% 13% 133% 28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.41 $13.48 $11.29 $11.21 $13.91
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.17 0.17 0.27 0.14
Net realized and unrealized gains (losses) ........... 1.63 0.92 2.21 0.80 (1.20)
Total from investment operations .................... 1.85 1.09 2.38 1.07 (1.06)
Less distributions from:
Net investment income .......................... (0.24) (0.16) (0.19) (0.21) (0.72)
Net realized gains ............................. (0.01) — — (0.78) (0.92)
Total distributions ............................... (0.25) (0.16) (0.19) (0.99) (1.64)
Net asset value, end of year ....................... $16.01 $14.41 $13.48 $11.29 $11.21
Total return .................................... 12.96% 8.18% 21.31% 10.89% (9.07)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.76% 0.83% 0.93% 0.91%
Expenses net of waiver and payments by affiliates
d
...... 0.06% 0.04% 0.04% 0.03% 0.03%
Net investment income
c
........................... 1.45% 1.25% 1.38% 2.50% 1.13%
Supplemental data
Net assets, end of year (000’s) ..................... $137,913 $109,239 $73,334 $40,391 $28,572
Portfolio turnover rate ............................ 114% 18% 13% 133% 28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, July 31, 2026
Franklin Retirement Advantage Plus 2055 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 99.6%
Alternative Strategies 1.2%
a
Franklin BSP Lending Fund, Class R6 .................................... 213,894 $ 2,164,611
Asset Allocation 97.2%
a
Franklin Dynamic Asset Allocation Equity Fund, Class P ...................... 4,157,875 77,087,008
a
Franklin Dynamic Asset Allocation Growth Fund, Class P ...................... 4,124,745 98,787,638
175,874,646
Domestic Real Estate 1.2%
a
Clarion Partners Real Estate Income Fund, Inc., Class I ...................... 190,664 2,146,878
Total Investments In Underlying Funds (Cost $170,223,472) ......................
180,186,135
a a a a
Short Term Investments 0.4%
a
Management Investment Companies 0.4%
a,b
Putnam Short Term Investment Fund, Class P, 3.819% ....................... 772,485 772,485
Total Management Investment Companies (Cost $772,485) .......................
772,485
Total Short Term Investments (Cost $772,485) ..................................
772,485
a
Total Investments (Cost $170,995,957) 100.0% ..................................
$180,958,620
Other Assets, less Liabilities (0.0)%
†
...........................................
(25,862)
Net Assets 100.0% ...........................................................
$180,932,758
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2060 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.88 $13.89 $11.56 $11.07 $13.89
Income from investment operations
a
:
Net investment income
b,c
........................ 0.14 0.12 0.06 0.22 0.10
Net realized and unrealized gains (losses) ........... 1.78 1.01 2.43 0.93 (1.18)
Total from investment operations .................... 1.92 1.13 2.49 1.15 (1.08)
Less distributions from:
Net investment income .......................... (0.19) (0.14) (0.16) (0.17) (0.70)
Net realized gains ............................. (0.32) — — (0.49) (1.04)
Total distributions ............................... (0.51) (0.14) (0.16) (0.66) (1.74)
Net asset value, end of year ....................... $16.29 $14.88 $13.89 $11.56 $11.07
Total return
d
................................... 13.15% 8.17% 21.73% 11.28% (9.43)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.14% 1.37% 1.71% 1.99%
Expenses net of waiver and payments by affiliates
e
...... 0.31% 0.29% 0.29% 0.28% 0.28%
Net investment income
c
........................... 0.91% 0.82% 0.49% 2.09% 0.78%
Supplemental data
Net assets, end of year (000’s) ..................... $18,830 $17,958 $8,988 $1,471 $984
Portfolio turnover rate ............................ 117% 20% 29% 154% 52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2060 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.61 $13.62 $11.34 $10.86 $13.67
Income from investment operations
a
:
Net investment income
b,c
........................ 0.03 0.01 0.05 0.14 0.01
Net realized and unrealized gains (losses) ........... 1.75 0.98 2.31 0.91 (1.17)
Total from investment operations .................... 1.78 0.99 2.36 1.05 (1.16)
Less distributions from:
Net investment income .......................... (0.09) — (0.08) (0.08) (0.61)
Net realized gains ............................. (0.32) — — (0.49) (1.04)
Total distributions ............................... (0.41) — (0.08) (0.57) (1.65)
Net asset value, end of year ....................... $15.98 $14.61 $13.62 $11.34 $10.86
Total return
d
................................... 12.33% 7.27% 20.93% 10.46% (10.13)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.86% 1.89% 2.12% 2.46% 2.74%
Expenses net of waiver and payments by affiliates
e
...... 1.06% 1.03% 1.04% 1.03% 1.03%
Net investment income
c
........................... 0.17% 0.07% 0.41% 1.37% 0.06%
Supplemental data
Net assets, end of year (000’s) ..................... $282 $288 $307 $326 $296
Portfolio turnover rate ............................ 117% 20% 29% 154% 52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.99 $13.97 $11.62 $11.12 $13.94
Income from investment operations
a
:
Net investment income
b,c
........................ 0.09 0.06 0.07 0.19 0.05
Net realized and unrealized gains (losses) ........... 1.78 1.02 2.39 0.92 (1.19)
Total from investment operations .................... 1.87 1.08 2.46 1.11 (1.14)
Less distributions from:
Net investment income .......................... (0.16) (0.06) (0.11) (0.12) (0.64)
Net realized gains ............................. (0.32) — — (0.49) (1.04)
Total distributions ............................... (0.48) (0.06) (0.11) (0.61) (1.68)
Net asset value, end of year ....................... $16.38 $14.99 $13.97 $11.62 $11.12
Total return .................................... 12.65% 7.74% 21.33% 10.78% (9.78)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.50% 1.54% 1.77% 2.11% 2.39%
Expenses net of waiver and payments by affiliates
d
...... 0.71% 0.69% 0.69% 0.68% 0.68%
Net investment income
c
........................... 0.56% 0.42% 0.60% 1.76% 0.43%
Supplemental data
Net assets, end of year (000’s) ..................... $31 $23 $21 $17 $16
Portfolio turnover rate ............................ 117% 20% 29% 154% 52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2060 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.02 $13.95 $11.61 $11.12 $13.94
Income from investment operations
a
:
Net investment income
b,c
........................ 0.13 0.10 0.11 0.21 0.09
Net realized and unrealized gains (losses) ........... 1.78 1.02 2.38 0.93 (1.19)
Total from investment operations .................... 1.91 1.12 2.49 1.14 (1.10)
Less distributions from:
Net investment income .......................... (0.18) (0.05) (0.15) (0.16) (0.68)
Net realized gains ............................. (0.32) — — (0.49) (1.04)
Total distributions ............................... (0.50) (0.05) (0.15) (0.65) (1.72)
Net asset value, end of year ....................... $16.43 $15.02 $13.95 $11.61 $11.12
Total return .................................... 12.94% 8.05% 21.59% 11.07% (9.52)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.24% 1.29% 1.52% 1.86% 2.14%
Expenses net of waiver and payments by affiliates
d
...... 0.46% 0.44% 0.44% 0.43% 0.43%
Net investment income
c
........................... 0.81% 0.67% 0.84% 1.95% 0.68%
Supplemental data
Net assets, end of year (000’s) ..................... $96 $68 $86 $58 $40
Portfolio turnover rate ............................ 117% 20% 29% 154% 52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.99 $13.98 $11.63 $11.14 $13.96
Income from investment operations
a
:
Net investment income
b,c
........................ 0.16 0.13 0.13 0.23 0.11
Net realized and unrealized gains (losses) ........... 1.79 1.01 2.39 0.94 (1.18)
Total from investment operations .................... 1.95 1.14 2.52 1.17 (1.07)
Less distributions from:
Net investment income .......................... (0.21) (0.13) (0.17) (0.19) (0.71)
Net realized gains ............................. (0.32) — — (0.49) (1.04)
Total distributions ............................... (0.53) (0.13) (0.17) (0.68) (1.75)
Net asset value, end of year ....................... $16.41 $14.99 $13.98 $11.63 $11.14
Total return .................................... 13.24% 8.25% 21.92% 11.38% (9.32)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 1.04% 1.27% 1.61% 1.89%
Expenses net of waiver and payments by affiliates
d
...... 0.21% 0.19% 0.19% 0.18% 0.18%
Net investment income
c
........................... 1.01% 0.92% 1.04% 2.10% 0.90%
Supplemental data
Net assets, end of year (000’s) ..................... $160 $210 $145 $81 $36
Portfolio turnover rate ............................ 117% 20% 29% 154% 52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2060 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.03 $14.01 $11.65 $11.15 $13.97
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.15 0.16 0.26 0.13
Net realized and unrealized gains (losses) ........... 1.80 1.02 2.39 0.92 (1.18)
Total from investment operations .................... 1.98 1.17 2.55 1.18 (1.05)
Less distributions from:
Net investment income .......................... (0.23) (0.15) (0.19) (0.19) (0.73)
Net realized gains ............................. (0.32) — — (0.49) (1.04)
Total distributions ............................... (0.55) (0.15) (0.19) (0.68) (1.77)
Net asset value, end of year ....................... $16.46 $15.03 $14.01 $11.65 $11.15
Total return .................................... 13.39% 8.41% 22.08% 11.54% (9.18)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.86% 0.89% 1.12% 1.46% 1.74%
Expenses net of waiver and payments by affiliates
d
...... 0.06% 0.04% 0.04% 0.03% 0.03%
Net investment income
c
........................... 1.16% 1.07% 1.25% 2.41% 1.07%
Supplemental data
Net assets, end of year (000’s) ..................... $16 $15 $14 $11 $10
Portfolio turnover rate ............................ 117% 20% 29% 154% 52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.04 $14.02 $11.66 $11.16 $13.98
Income from investment operations
a
:
Net investment income
b,c
........................ 0.20 0.17 0.21 0.31 0.13
Net realized and unrealized gains (losses) ........... 1.80 1.01 2.35 0.88 (1.17)
Total from investment operations .................... 2.00 1.18 2.56 1.19 (1.04)
Less distributions from:
Net investment income .......................... (0.24) (0.16) (0.20) (0.20) (0.74)
Net realized gains ............................. (0.32) — — (0.49) (1.04)
Total distributions ............................... (0.56) (0.16) (0.20) (0.69) (1.78)
Net asset value, end of year ....................... $16.48 $15.04 $14.02 $11.66 $11.16
Total return .................................... 13.56% 8.51% 22.17% 11.65% (9.07)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.79% 1.02% 1.36% 1.64%
Expenses net of waiver and payments by affiliates
d,e
..... (0.04)% (0.06)% (0.06)% (0.07)% (0.07)%
Net investment income
c
........................... 1.25% 1.17% 1.69% 2.89% 1.06%
Supplemental data
Net assets, end of year (000’s) ..................... $3,578 $4,458 $1,664 $1,648 $1,909
Portfolio turnover rate ............................ 117% 20% 29% 154% 52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2060 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.97 $13.96 $11.60 $11.11 $13.94
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.15 0.14 0.26 0.10
Net realized and unrealized gains (losses) ........... 1.79 1.01 2.41 0.92 (1.16)
Total from investment operations .................... 1.97 1.16 2.55 1.18 (1.06)
Less distributions from:
Net investment income .......................... (0.23) (0.15) (0.19) (0.20) (0.73)
Net realized gains ............................. (0.32) — — (0.49) (1.04)
Total distributions ............................... (0.55) (0.15) (0.19) (0.69) (1.77)
Net asset value, end of year ....................... $16.39 $14.97 $13.96 $11.60 $11.11
Total return .................................... 13.40% 8.40% 22.19% 11.52% (9.23)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.86% 0.89% 1.12% 1.46% 1.74%
Expenses net of waiver and payments by affiliates
d
...... 0.06% 0.04% 0.04% 0.03% 0.03%
Net investment income
c
........................... 1.13% 1.07% 1.13% 2.40% 0.85%
Supplemental data
Net assets, end of year (000’s) ..................... $63,628 $47,093 $28,999 $12,740 $7,863
Portfolio turnover rate ............................ 117% 20% 29% 154% 52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, July 31, 2026
Franklin Retirement Advantage Plus 2060 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 99.5%
Alternative Strategies 0.9%
a
Franklin BSP Lending Fund, Class R6 .................................... 75,520 $ 764,261
Asset Allocation 97.7%
a
Franklin Dynamic Asset Allocation Equity Fund, Class P ...................... 3,023,721 56,059,790
a
Franklin Dynamic Asset Allocation Growth Fund, Class P ...................... 1,193,383 28,581,529
84,641,319
Domestic Real Estate 0.9%
a
Clarion Partners Real Estate Income Fund, Inc., Class I ...................... 67,318 758,000
Total Investments In Underlying Funds (Cost $81,285,602) .......................
86,163,580
a a a a
Short Term Investments 0.5%
a
Management Investment Companies 0.5%
a,b
Putnam Short Term Investment Fund, Class P, 3.819% ....................... 463,528 463,528
Total Management Investment Companies (Cost $463,528) .......................
463,528
Total Short Term Investments (Cost $463,528) ..................................
463,528
a
Total Investments (Cost $81,749,130) 100.0% ...................................
$86,627,108
Other Assets, less Liabilities (0.0)%
†
...........................................
(4,866)
Net Assets 100.0% ...........................................................
$86,622,242
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2065 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.04 $12.48 $10.33 $9.72 $11.34
Income from investment operations
a
:
Net investment income
b,c
........................ 0.06 0.09 0.09 0.18 0.05
Net realized and unrealized gains (losses) ........... 1.62 0.93 2.19 0.86 (1.04)
Total from investment operations .................... 1.68 1.02 2.28 1.04 (0.99)
Less distributions from:
Net investment income .......................... (0.16) (0.13) (0.13) (0.19) (0.53)
Net realized gains ............................. (1.11) (0.33) — (0.24) (0.10)
Total distributions ............................... (1.27) (0.46) (0.13) (0.43) (0.63)
Net asset value, end of year ....................... $13.45 $13.04 $12.48 $10.33 $9.72
Total return
d
................................... 13.53% 8.37% 22.28% 11.38% (9.42)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 10.36% 12.18% 11.76% 17.58% 41.83%
Expenses net of waiver and payments by affiliates
e
...... 0.28% 0.28% 0.28% 0.28% 0.28%
Net investment income
c
........................... 0.45% 0.76% 0.85% 1.90% 0.52%
Supplemental data
Net assets, end of year (000’s) ..................... $1,366 $305 $315 $183 $57
Portfolio turnover rate ............................ 129% 37% 45% 144% 13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.89 $12.35 $10.24 $9.64 $11.29
Income from investment operations
a
:
Net investment income (loss)
b,c
.................... 0.01 —
d
0.02 0.14 (0.03)
Net realized and unrealized gains (losses) ........... 1.56 0.90 2.16 0.82 (1.03)
Total from investment operations .................... 1.57 0.90 2.18 0.96 (1.06)
Less distributions from:
Net investment income .......................... (0.01) (0.03) (0.07) (0.12) (0.49)
Net realized gains ............................. (1.11) (0.33) — (0.24) (0.10)
Total distributions ............................... (1.12) (0.36) (0.07) (0.36) (0.59)
Net asset value, end of year ....................... $13.34 $12.89 $12.35 $10.24 $9.64
Total return
e
................................... 12.69% 7.50% 21.39% 10.54% (10.05)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 11.21% 12.93% 12.51% 18.33% 42.58%
Expenses net of waiver and payments by affiliates
f
...... 1.03% 1.03% 1.03% 1.03% 1.03%
Net investment income (loss)
c
...................... 0.05% 0.01% 0.15% 1.44% (0.32)%
Supplemental data
Net assets, end of year (000’s) ..................... $301 $394 $400 $262 $180
Portfolio turnover rate ............................ 129% 37% 45% 144% 13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2065 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.06 $12.49 $10.34 $9.70 $11.32
Income from investment operations
a
:
Net investment income
b,c
........................ 0.02 0.04 0.06 0.16 0.04
Net realized and unrealized gains (losses) ........... 1.60 0.93 2.18 0.85 (1.09)
Total from investment operations .................... 1.62 0.97 2.24 1.01 (1.05)
Less distributions from:
Net investment income .......................... (0.05) (0.07) (0.09) (0.13) (0.47)
Net realized gains ............................. (1.11) (0.33) — (0.24) (0.10)
Total distributions ............................... (1.16) (0.40) (0.09) (0.37) (0.57)
Net asset value, end of year ....................... $13.52 $13.06 $12.49 $10.34 $9.70
Total return .................................... 12.97% 7.96% 21.78% 11.02% (9.89)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 10.96% 12.57% 12.16% 17.98% 42.23%
Expenses net of waiver and payments by affiliates
d
...... 0.68% 0.68% 0.68% 0.68% 0.68%
Net investment income
c
........................... 0.17% 0.36% 0.51% 1.71% 0.41%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $14 $14 $11 $10
Portfolio turnover rate ............................ 129% 37% 45% 144% 13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.08 $12.52 $10.36 $9.72 $11.33
Income from investment operations
a
:
Net investment income
b,c
........................ 0.11 0.08 0.08 0.19 0.07
Net realized and unrealized gains (losses) ........... 1.56 0.91 2.19 0.84 (1.08)
Total from investment operations .................... 1.67 0.99 2.27 1.03 (1.01)
Less distributions from:
Net investment income .......................... (0.18) (0.10) (0.11) (0.15) (0.50)
Net realized gains ............................. (1.11) (0.33) — (0.24) (0.10)
Total distributions ............................... (1.29) (0.43) (0.11) (0.39) (0.60)
Net asset value, end of year ....................... $13.46 $13.08 $12.52 $10.36 $9.72
Total return .................................... 13.35% 8.13% 22.10% 11.29% (9.58)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 10.37% 12.32% 11.91% 17.73% 41.98%
Expenses net of waiver and payments by affiliates
d
...... 0.42% 0.43% 0.43% 0.43% 0.43%
Net investment income
c
........................... 0.88% 0.61% 0.76% 1.96% 0.66%
Supplemental data
Net assets, end of year (000’s) ..................... $66 $17 $14 $11 $10
Portfolio turnover rate ............................ 129% 37% 45% 144% 13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2065 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.11 $12.54 $10.37 $9.74 $11.35
Income from investment operations
a
:
Net investment income
b,c
........................ 0.13 0.11 0.11 0.21 0.10
Net realized and unrealized gains (losses) ........... 1.57 0.92 2.20 0.84 (1.08)
Total from investment operations .................... 1.70 1.03 2.31 1.05 (0.98)
Less distributions from:
Net investment income .......................... (0.17) (0.13) (0.14) (0.18) (0.53)
Net realized gains ............................. (1.11) (0.33) — (0.24) (0.10)
Total distributions ............................... (1.28) (0.46) (0.14) (0.42) (0.63)
Net asset value, end of year ....................... $13.53 $13.11 $12.54 $10.37 $9.74
Total return .................................... 13.55% 8.46% 22.46% 11.47% (9.35)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 10.35% 12.07% 11.66% 17.48% 41.73%
Expenses net of waiver and payments by affiliates
d
...... 0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income
c
........................... 0.99% 0.86% 1.00% 2.21% 0.91%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $15 $14 $11 $10
Portfolio turnover rate ............................ 129% 37% 45% 144% 13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.12 $12.55 $10.38 $9.75 $11.36
Income from investment operations
a
:
Net investment income
b,c
........................ 0.14 0.13 0.13 0.23 0.11
Net realized and unrealized gains (losses) ........... 1.59 0.92 2.19 0.83 (1.08)
Total from investment operations .................... 1.73 1.05 2.32 1.06 (0.97)
Less distributions from:
Net investment income .......................... (0.19) (0.15) (0.15) (0.19) (0.54)
Net realized gains ............................. (1.11) (0.33) — (0.24) (0.10)
Total distributions ............................... (1.30) (0.48) (0.15) (0.43) (0.64)
Net asset value, end of year ....................... $13.55 $13.12 $12.55 $10.38 $9.75
Total return .................................... 13.81% 8.62% 22.59% 11.63% (9.21)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 10.14% 11.92% 11.51% 17.33% 41.58%
Expenses net of waiver and payments by affiliates
d
...... 0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income
c
........................... 1.08% 1.01% 1.15% 2.36% 1.06%
Supplemental data
Net assets, end of year (000’s) ..................... $40 $26 $14 $12 $10
Portfolio turnover rate ............................ 129% 37% 45% 144% 13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2065 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.13 $12.56 $10.38 $9.75 $11.36
Income from investment operations
a
:
Net investment income
b,c
........................ 0.15 0.14 0.17 0.27 0.07
Net realized and unrealized gains (losses) ........... 1.59 0.92 2.17 0.80 (1.02)
Total from investment operations .................... 1.74 1.06 2.34 1.07 (0.95)
Less distributions from:
Net investment income .......................... (0.20) (0.16) (0.16) (0.20) (0.56)
Net realized gains ............................. (1.11) (0.33) — (0.24) (0.10)
Total distributions ............................... (1.31) (0.49) (0.16) (0.44) (0.66)
Net asset value, end of year ....................... $13.56 $13.13 $12.56 $10.38 $9.75
Total return .................................... 13.89% 8.71% 22.81% 11.76% (9.11)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 10.03% 11.82% 11.41% 17.23% 41.48%
Expenses net of waiver and payments by affiliates
d ,e
..... (0.07)% (0.07)% (0.07)% (0.07)% (0.07)%
Net investment income
c
........................... 1.15% 1.11% 1.59% 2.84% 0.67%
Supplemental data
Net assets, end of year (000’s) ..................... $301 $171 $167 $189 $122
Portfolio turnover rate ............................ 129% 37% 45% 144% 13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.12 $12.55 $10.38 $9.75 $11.36
Income from investment operations
a
:
Net investment income
b,c
........................ 0.13 0.13 0.13 0.23 0.11
Net realized and unrealized gains (losses) ........... 1.60 0.92 2.19 0.83 (1.08)
Total from investment operations .................... 1.73 1.05 2.32 1.06 (0.97)
Less distributions from:
Net investment income .......................... (0.19) (0.15) (0.15) (0.19) (0.54)
Net realized gains ............................. (1.11) (0.33) — (0.24) (0.10)
Total distributions ............................... (1.30) (0.48) (0.15) (0.43) (0.64)
Net asset value, end of year ....................... $13.55 $13.12 $12.55 $10.38 $9.75
Total return .................................... 13.80% 8.62% 22.58% 11.65% (9.21)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 10.17% 11.92% 11.51% 17.33% 41.58%
Expenses net of waiver and payments by affiliates
d
...... 0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income
c
........................... 1.01% 1.01% 1.15% 2.43% 1.03%
Supplemental data
Net assets, end of year (000’s) ..................... $25 $16 $14 $12 $11
Portfolio turnover rate ............................ 129% 37% 45% 144% 13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, July 31, 2026
Franklin Retirement Advantage Plus 2065 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 97.2%
Alternative Strategies 0.7%
a
Franklin BSP Lending Fund, Class R6 .................................... 1,397 $ 14,142
Asset Allocation 95.9%
a
Franklin Dynamic Asset Allocation Equity Fund, Class P ...................... 94,942 1,760,227
a
Franklin Dynamic Asset Allocation Growth Fund, Class P ...................... 11,735 281,057
2,041,284
Domestic Real Estate 0.6%
a
Clarion Partners Real Estate Income Fund, Inc., Class I ...................... 1,246 14,026
Total Investments In Underlying Funds (Cost $1,914,316) ........................
2,069,452
a a a a
Short Term Investments 0.3%
a
Management Investment Companies 0.3%
a,b
Putnam Short Term Investment Fund, Class P, 3.819% ....................... 6,755 6,755
Total Management Investment Companies (Cost $6,755) .........................
6,755
Total Short Term Investments (Cost $6,755) ....................................
6,755
a
Total Investments (Cost $1,921,071) 97.5% .....................................
$2,076,207
Other Assets, less Liabilities 2.5% .............................................
52,013
Net Assets 100.0% ...........................................................
$2,128,220
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2070 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
July 31, 2026
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c , d
.......................................................................... 0.08
Net realized and unrealized gains (losses) ............................................................. 1.38
Total from investment operations ...................................................................... 1.46
Less distributions from:
Net investment income ............................................................................ (0.13)
Net asset value, end of year ......................................................................... $11.33
Total return
e
..................................................................................... 14.71%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 16.60%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.29%
Net investment income
d
............................................................................. 0.74%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $18
Portfolio turnover rate .............................................................................. 103%
a
For the period August 1, 2025 (commencement of operations) to July 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2070 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
July 31, 2026
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c , d
.......................................................................... 0.01
Net realized and unrealized gains (losses) ............................................................. 1.36
Total from investment operations ...................................................................... 1.37
Less distributions from:
Net investment income ............................................................................ (0.10)
Net asset value, end of year ......................................................................... $11.27
Total return
e
..................................................................................... 13.79%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 18.03%
Expenses net of waiver and payments by affiliates
g
........................................................ 1.04%
Net investment income
d
............................................................................. 0.09%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $11
Portfolio turnover rate .............................................................................. 103%
a
For the period August 1, 2025 (commencement of operations) to July 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2070 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
July 31, 2026
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c , d
.......................................................................... 0.05
Net realized and unrealized gains (losses) ............................................................. 1.37
Total from investment operations ...................................................................... 1.42
Less distributions from:
Net investment income ............................................................................ (0.12)
Net asset value, end of year ......................................................................... $11.30
Total return
e
..................................................................................... 14.24%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 17.66%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.69%
Net investment income
d
............................................................................. 0.44%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $11
Portfolio turnover rate .............................................................................. 103%
a
For the period August 1, 2025 (commencement of operations) to July 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2070 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
July 31, 2026
a
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c , d
.......................................................................... 0.04
Net realized and unrealized gains (losses) ............................................................. 1.42
Total from investment operations ...................................................................... 1.46
Less distributions from:
Net investment income ............................................................................ (0.09)
Net asset value, end of year ......................................................................... $11.37
Total return
e
..................................................................................... 14.63%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 15.89%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.36%
Net investment income
d
............................................................................. 0.40%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $11
Portfolio turnover rate .............................................................................. 103%
a
For the period August 1, 2025 (commencement of operations) to July 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2070 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
July 31, 2026
a
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c , d
.......................................................................... 0.10
Net realized and unrealized gains (losses) ............................................................. 1.37
Total from investment operations ...................................................................... 1.47
Less distributions from:
Net investment income ............................................................................ (0.14)
Net asset value, end of year ......................................................................... $11.33
Total return
e
..................................................................................... 14.76%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 17.13%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.17%
Net investment income
d
............................................................................. 0.96%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $11
Portfolio turnover rate .............................................................................. 103%
a
For the period August 1, 2025 (commencement of operations) to July 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2070 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
July 31, 2026
a
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c , d
.......................................................................... 0.12
Net realized and unrealized gains (losses) ............................................................. 1.36
Total from investment operations ...................................................................... 1.48
Less distributions from:
Net investment income ............................................................................ (0.14)
Net asset value, end of year ......................................................................... $11.34
Total return
e
..................................................................................... 14.92%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 17.00%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.04%
Net investment income
d
............................................................................. 1.09%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $11
Portfolio turnover rate .............................................................................. 103%
a
For the period August 1, 2025 (commencement of operations) to July 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2070 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
July 31, 2026
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c , d
.......................................................................... 0.13
Net realized and unrealized gains (losses) ............................................................. 1.37
Total from investment operations ...................................................................... 1.50
Less distributions from:
Net investment income ............................................................................ (0.15)
Net asset value, end of year ......................................................................... $11.35
Total return
e
..................................................................................... 15.06%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 16.92%
Expenses net of waiver and payments by affiliates
g
........................................................ (0.06)%
Net investment income
d
............................................................................. 1.20%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $1,070
Portfolio turnover rate .............................................................................. 103%
a
For the period August 1, 2025 (commencement of operations) to July 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Franklin Retirement Advantage Plus 2070 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
July 31, 2026
a
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c , d
.......................................................................... 0.12
Net realized and unrealized gains (losses) ............................................................. 1.36
Total from investment operations ...................................................................... 1.48
Less distributions from:
Net investment income ............................................................................ (0.14)
Net asset value, end of year ......................................................................... $11.34
Total return
e
..................................................................................... 14.92%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 17.01%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.04%
Net investment income
d
............................................................................. 1.09%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $11
Portfolio turnover rate .............................................................................. 103%
a
For the period August 1, 2025 (commencement of operations) to July 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, July 31, 2026
Franklin Retirement Advantage Plus 2070 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 98.8%
Alternative Strategies 0.9%
a
Franklin BSP Lending Fund, Class R6 .................................... 1,013 $ 10,257
Asset Allocation 97.0%
a
Franklin Dynamic Asset Allocation Equity Fund, Class P ...................... 53,398 990,007
a
Franklin Dynamic Asset Allocation Growth Fund, Class P ...................... 5,527 132,364
1,122,371
Domestic Real Estate 0.9%
a
Clarion Partners Real Estate Income Fund, Inc., Class I ...................... 903 10,172
Total Investments In Underlying Funds (Cost $1,070,703) ........................
1,142,800
a a a a
Short Term Investments 0.3%
a
Management Investment Companies 0.3%
a,b
Putnam Short Term Investment Fund, Class P, 3.819% ....................... 3,440 3,440
Total Management Investment Companies (Cost $3,440) .........................
3,440
Total Short Term Investments (Cost $3,440) ....................................
3,440
a
Total Investments (Cost $1,074,143) 99.1% .....................................
$1,146,240
Other Assets, less Liabilities 0.9% .............................................
10,636
Net Assets 100.0% ...........................................................
$1,156,876
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Retirement
Advantage Plus
Maturity Fund
Franklin
Retirement
Advantage Plus
2030 Fund
Franklin
Retirement
Advantage Plus
2035 Fund
Franklin
Retirement
Advantage Plus
2040 Fund
Assets:
Investments in securities:
Cost - Controlled affiliates (Note 3f) ......... $497,580,674 $— $— $—
Cost - Non-controlled affiliates (Note 3f) ..... 127,909,933 541,597,254 400,927,854 408,162,434
Value - Controlled affiliates (Note 3f) ........ 496,979,826 — — —
Value - Non-controlled affiliates (Note 3f) ..... 129,399,551 545,669,815 411,778,523 424,444,503
Cash ................................. 2,996 — 333 161,918
Receivables:
Investment securities sold ................ 110,159 547,732 387,305 283,469
Capital shares sold ..................... 532,160 134,447 12,714 319,257
Dividends and interest .................. 330,398 280,604 278,960 —
Affiliates ............................. — 39,400 34,766 33,156
Prepaid expenses ....................... 25,144 23,703 23,890 23,911
Total assets ....................... 627,380,234 546,695,701 412,516,491 425,266,214
Liabilities:
Payables:
Investment securities purchased ........... 531,385 134,285 80,066 317,857
Capital shares redeemed ................ 109,560 547,732 412,330 283,466
Management fees ...................... 88,638 — — —
Administrative fees ..................... 1,982 1,590 1,247 1,274
Distribution fees ....................... 9,937 6,538 9,389 8,235
Transfer agent fees ..................... 183,964 155,563 117,696 118,632
Trustees' fees and expenses .............. 29 88 86 15
Distributions to shareholders .............. 597 — — —
Funds advanced by custodian .............. — 1,728 — —
Reorganization expenses ................ 89,889 — — —
Accrued expenses and other liabilities ........ 52,794 44,771 41,681 43,523
Total liabilities ...................... 1,068,775 892,295 662,495 773,002
Net assets, at value .............. $626,311,459 $545,803,406 $411,853,996 $424,493,212
Net assets consist of:
Paid-in capital .......................... $643,843,851 $518,170,719 $360,193,485 $353,160,927
Total distributable earnings (losses) .......... (17,532,392) 27,632,687 51,660,511 71,332,285
Net assets, at value .............. $626,311,459 $545,803,406 $411,853,996 $424,493,212

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Retirement
Advantage Plus
Maturity Fund
Franklin
Retirement
Advantage Plus
2030 Fund
Franklin
Retirement
Advantage Plus
2035 Fund
Franklin
Retirement
Advantage Plus
2040 Fund
Class A:
Net assets, at value .................... $39,426,089 $23,845,081 $34,604,028 $32,451,957
Shares outstanding ..................... 2,296,507 1,066,081 1,384,598 1,249,886
Net asset value per share
a,b
............... $17.17 $22.37 $24.99 $25.96
Maximum offering price per share (net asset
value per share ÷ 96.00%, 94.25%, 94.25% and
94.25%, respectively)
b
................... $17.89 $23.73 $26.51 $27.54
Class C:
Net assets, at value .................... $230,601 $253,905 $419,328 $767,301
Shares outstanding ..................... 13,787 12,495 19,538 36,187
Net asset value and maximum offering price per
share
a,b
.............................. $16.73 $20.32 $21.46 $21.20
Class R:
Net assets, at value .................... $1,418,041 $224,003 $755,745 $102,549
Shares outstanding ..................... 82,756 10,963 32,387 3,670
Net asset value and maximum offering price per
share
b
............................... $17.14 $20.43 $23.33 $27.95
Class R3:
Net assets, at value .................... $3,772,994 $5,058,101 $6,328,472 $2,772,848
Shares outstanding ..................... 218,849 186,113 199,577 83,023
Net asset value and maximum offering price per
share
b
............................... $17.24 $27.18 $31.71 $33.40
Class R4:
Net assets, at value .................... $94,573 $2,906,789 $776,039 $640,707
Shares outstanding ..................... 5,475 106,800 24,452 19,158
Net asset value and maximum offering price per
share
b
............................... $17.27 $27.22 $31.74 $33.44
Class R5:
Net assets, at value .................... $12,075 $12,812 $14,004 $14,878
Shares outstanding ..................... 700 470 441 445
Net asset value and maximum offering price per
share
b
............................... $17.25 $27.24 $31.78 $33.46
Class R6:
Net assets, at value .................... $2,505,014 $3,977,733 $5,458,652 $2,710,717
Shares outstanding ..................... 145,234 145,932 171,607 80,923
Net asset value and maximum offering price per
share
b
............................... $17.25 $27.26 $31.81 $33.50
Class Y:
Net assets, at value .................... $578,852,072 $509,524,982 $363,497,728 $385,032,255
Shares outstanding ..................... 33,552,848 18,757,970 11,451,927 11,534,625
Net asset value and maximum offering price per
share
b
............................... $17.25 $27.16 $31.74 $33.38
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Retirement
Advantage Plus
2045 Fund
Franklin
Retirement
Advantage Plus
2050 Fund
Franklin
Retirement
Advantage Plus
2055 Fund
Franklin
Retirement
Advantage Plus
2060 Fund
Assets:
Investments in securities:
Cost - Controlled affiliates (Note 3f) ......... $— $62,624,991 $72,159,562 $—
Cost - Non-controlled affiliates (Note 3f) ..... 350,769,702 210,315,909 98,836,395 81,749,130
Value - Controlled affiliates (Note 3f) ........ — 66,945,718 77,087,008 —
Value - Non-controlled affiliates (Note 3f) ..... 368,652,236 220,907,974 103,871,612 86,627,108
Cash ................................. 172,407 11,597 18,482 —
Receivables:
Investment securities sold ................ 161,554 — 30,755 89,981
Capital shares sold ..................... 255,071 76,528 93,723 176,283
Dividends and interest .................. — — 2,426 1,444
Affiliates ............................. 38,225 37,448 28,136 23,585
Prepaid expenses ....................... 23,807 41,705 25,077 25,336
Total assets ....................... 369,303,300 288,020,970 181,157,219 86,943,737
Liabilities:
Payables:
Investment securities purchased ........... 254,190 74,963 75,651 169,235
Capital shares redeemed ................ 161,542 82,371 51,892 89,981
Administrative fees ..................... 1,085 831 533 246
Distribution fees ....................... 8,985 7,994 8,601 4,279
Transfer agent fees ..................... 103,005 79,359 50,618 22,460
Professional fees ...................... 30,630 29,216 28,175 26,580
Trustees' fees and expenses .............. 35 148 137 217
Funds advanced by custodian .............. — — — 1,728
Accrued expenses and other liabilities ........ 10,546 9,500 8,854 6,769
Total liabilities ...................... 570,018 284,382 224,461 321,495
Net assets, at value .............. $368,733,282 $287,736,588 $180,932,758 $86,622,242
Net assets consist of:
Paid-in capital .......................... $300,994,461 $231,127,487 $141,950,751 $71,645,171
Total distributable earnings (losses) .......... 67,738,821 56,609,101 38,982,007 14,977,071
Net assets, at value .............. $368,733,282 $287,736,588 $180,932,758 $86,622,242

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Retirement
Advantage Plus
2045 Fund
Franklin
Retirement
Advantage Plus
2050 Fund
Franklin
Retirement
Advantage Plus
2055 Fund
Franklin
Retirement
Advantage Plus
2060 Fund
Class A:
Net assets, at value .................... $36,304,554 $32,345,838 $34,282,658 $18,830,062
Shares outstanding ..................... 1,444,115 1,307,966 2,176,253 1,156,054
Net asset value per share
a,b
............... $25.14 $24.73 $15.75 $16.29
Maximum offering price per share (net asset
value per share ÷ 94.25% )
b
............... $26.67 $26.24 $16.71 $17.28
Class C:
Net assets, at value .................... $415,535 $706,683 $390,931 $282,176
Shares outstanding ..................... 19,828 30,088 25,655 17,662
Net asset value and maximum offering price per
share
a,b
.............................. $20.96 $23.49 $15.24 $15.98
Class R:
Net assets, at value .................... $88,746 $262,086 $114,680 $31,496
Shares outstanding ..................... 3,278 10,886 7,049 1,923
Net asset value and maximum offering price per
share
b
............................... $27.07 $24.08 $16.27 $16.38
Class R3:
Net assets, at value .................... $4,085,223 $1,920,322 $3,947,952 $96,074
Shares outstanding ..................... 120,313 77,958 248,542 5,849
Net asset value and maximum offering price per
share
b
............................... $33.95 $24.63 $15.88 $16.43
Class R4:
Net assets, at value .................... $469,913 $400,020 $278,417 $159,567
Shares outstanding ..................... 13,826 16,211 17,467 9,726
Net asset value and maximum offering price per
share
b
............................... $33.99 $24.68 $15.94 $16.41
Class R5:
Net assets, at value .................... $19,597 $16,019 $26,920 $16,492
Shares outstanding ..................... 576 648 1,686 1,002
Net asset value and maximum offering price per
share
b
............................... $34.05 $24.71 $15.96 $16.46
Class R6:
Net assets, at value .................... $4,175,427 $3,075,288 $3,978,290 $3,577,909
Shares outstanding ..................... 122,533 124,386 249,004 217,137
Net asset value and maximum offering price per
share
b
............................... $34.08 $24.72 $15.98 $16.48
Class Y:
Net assets, at value .................... $323,174,287 $249,010,332 $137,912,910 $63,628,466
Shares outstanding ..................... 9,492,995 10,089,117 8,615,946 3,882,670
Net asset value and maximum offering price per
share
b
............................... $34.04 $24.68 $16.01 $16.39
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Retirement
Advantage Plus
2065 Fund
Franklin
Retirement
Advantage Plus
2070 Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f) ....................................... $1,921,071 $1,074,143
Value - Non-controlled affiliates (Note 3f) ....................................... 2,076,207 1,146,240
Cash ................................................................... — 559
Receivables:
Capital shares sold ....................................................... 1,996 —
Dividends .............................................................. 29 16
Affiliates ............................................................... 39,098 16,433
Prepaid expenses ......................................................... 40,797 44,548
Offering costs ............................................................ — 1,317
Total assets ......................................................... 2,158,127 1,209,113
Liabilities:
Payables:
Investment securities purchased ............................................. 1,577 17
Administrative fees ....................................................... 5 5
Distribution fees ......................................................... 565 20
Transfer agent fees ....................................................... 539 98
Reports to shareholders fees ............................................... 2,688 —
Professional fees ........................................................ 24,156 16,934
Trustees' fees and expenses ................................................ 6 14
Funds advanced by custodian ................................................ 367 —
Accrued expenses and other liabilities .......................................... 4 35,149
Total liabilities ........................................................ 29,907 52,237
Net assets, at value ................................................ $2,128,220 $1,156,876
Net assets consist of:
Paid-in capital ............................................................ $1,790,315 $997,297
Total distributable earnings (losses) ............................................ 337,905 159,579
Net assets, at value ................................................ $2,128,220 $1,156,876

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Retirement
Advantage Plus
2065 Fund
Franklin
Retirement
Advantage Plus
2070 Fund
Class A:
Net assets, at value ...................................................... $1,366,495 $18,069
Shares outstanding ....................................................... 101,634 1,595
Net asset value per share
a,b
................................................. $13.45 $11.33
Maximum offering price per share (net asset value per share ÷ 94.25% )
b
............... $14.27 $12.02
Class C:
Net assets, at value ...................................................... $300,812 $11,381
Shares outstanding ....................................................... 22,553 1,010
Net asset value and maximum offering price per share
a,b
........................... $13.34 $11.27
Class R:
Net assets, at value ...................................................... $14,932 $11,420
Shares outstanding ....................................................... 1,104 1,011
Net asset value and maximum offering price per share
b
............................ $13.52 $11.30
Class R3:
Net assets, at value ...................................................... $65,782 $11,464
Shares outstanding ....................................................... 4,887 1,008
Net asset value and maximum offering price per share
b
............................ $13.46 $11.37
Class R4:
Net assets, at value ...................................................... $15,158 $11,479
Shares outstanding ....................................................... 1,120 1,013
Net asset value and maximum offering price per share
b
............................ $13.53 $11.33
Class R5:
Net assets, at value ...................................................... $39,871 $11,494
Shares outstanding ....................................................... 2,943 1,013
Net asset value and maximum offering price per share
b
............................ $13.55 $11.34
Class R6:
Net assets, at value ...................................................... $300,516 $1,070,075
Shares outstanding ....................................................... 22,161 94,279
Net asset value and maximum offering price per share
b
............................ $13.56 $11.35
Class Y:
Net assets, at value ...................................................... $24,654 $11,494
Shares outstanding ....................................................... 1,819 1,013
Net asset value and maximum offering price per share
b
............................ $13.55 $11.34
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Operations
for the year ended July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Retirement
Advantage Plus
Maturity Fund
Franklin
Retirement
Advantage Plus
2030 Fund
Franklin
Retirement
Advantage Plus
2035 Fund
Franklin
Retirement
Advantage Plus
2040 Fund
Investment income:
Dividends:
Controlled affiliates (Note 3f) .............. $8,491,040 $— $— $—
Non-controlled affiliates (Note 3f) .......... 16,365,859 16,023,938 10,103,408 8,279,750
Total investment income ................ 24,856,899 16,023,938 10,103,408 8,279,750
Expenses:
Management fees (Note 3 a ) ................ 2,951,050 2,336,358 1,907,503 2,007,902
Administrative fees (Note 3 b ) ............... 11,570 8,452 7,013 7,239
Distribution fees: (Note 3c )
    Class A ............................. 103,593 66,123 88,478 82,696
    Class C ............................. 3,310 3,132 4,904 7,605
    Class R ............................. 6,782 808 3,374 355
    Class R3 ............................ 10,596 15,292 17,474 9,588
Transfer agent fees: (Note 3e )
    Class A ............................. 50,090 30,959 41,190 38,355
    Class C ............................. 482 373 579 876
    Class R ............................. 3,572 405 1,713 176
    Class R3 ............................ 11,587 16,089 17,777 8,740
Class R4 ............................ 3,158 7,680 3,363 1,495
    Class R5 ............................ 15 15 16 16
    Class R6 ............................ 768 979 1,373 852
    Class Y ............................. 718,576 526,121 400,348 423,487
Custodian fees .......................... 4,136 2,627 2,176 2,290
Reports to shareholders fees ............... 64,503 44,782 41,073 44,650
Registration and filing fees ................. 138,762 83,148 76,285 83,240
Professional fees ........................ 41,748 82,001 74,492 75,605
Trustees' fees and expenses ............... 21,619 16,778 13,386 13,813
Other ................................. 16,104 47,924 28,081 7,781
Total expenses ...................... 4,162,021 3,290,046 2,730,598 2,816,761
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (2,980,716) (2,474,868) (2,172,376) (2,368,282)
Net expenses ...................... 1,181,305 815,178 558,222 448,479
Net investment income ............. 23,675,594 15,208,760 9,545,186 7,831,271
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Controlled affiliates (Note 3f) ............ (83,746) — — —
Non-controlled affiliates (Note 3f) ......... 38,366,334 30,512,848 43,148,620 55,599,723
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f) ......... 2,930,945 2,617,158 3,339,962 8,009,960
Net realized gain (loss) ............... 41,213,533 33,130,006 46,488,582 63,609,683
Net change in unrealized appreciation
(depreciation) on:
Investments:
Controlled affiliates (Note 3f) ............ (600,848) — — —
Non-controlled affiliates (Note 3f) ......... (26,021,941) (18,749,624) (24,603,271) (31,998,816)
Net change in unrealized appreciation
(depreciation) ...................... (26,622,789) (18,749,624) (24,603,271) (31,998,816)
Net realized and unrealized gain (loss) ......... 14,590,744 14,380,382 21,885,311 31,610,867
Net increase (decrease) in net assets resulting from
operations ............................... $38,266,338 $29,589,142 $31,430,497 $39,442,138

Putnam Target Date Funds
Financial Statements
Statements of Operations
(continued)
for the year ended July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Retirement
Advantage Plus
2045 Fund
Franklin
Retirement
Advantage Plus
2050 Fund
Franklin
Retirement
Advantage Plus
2055 Fund
Franklin
Retirement
Advantage Plus
2060 Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) .......... $5,936,347 $4,260,181 $2,589,411 $948,223
Expenses:
Management fees (Note 3 a ) ................ 1,738,000 1,362,022 893,963 422,589
Administrative fees (Note 3 b ) ............... 6,063 4,619 3,010 1,371
Distribution fees: (Note 3c )
    Class A ............................. 89,301 82,702 84,741 46,699
    Class C ............................. 4,977 7,503 3,890 2,847
    Class R ............................. 303 1,153 505 140
    Class R3 ............................ 10,785 6,126 12,231 209
Transfer agent fees: (Note 3e )
    Class A ............................. 41,396 38,542 39,178 21,568
    Class C ............................. 575 869 448 329
    Class R ............................. 150 584 254 70
    Class R3 ............................ 9,891 6,228 12,376 207
    Class R4 ............................ 3,071 972 1,542 637
Class R5 ............................ 21 18 23 18
    Class R6 ............................ 1,060 1,050 1,182 1,169
    Class Y ............................. 346,342 258,844 145,901 63,326
Custodian fees .......................... 1,904 1,452 962 446
Reports to shareholders fees ............... 43,007 42,238 39,331 36,581
Registration and filing fees ................. 77,501 97,957 75,931 74,600
Professional fees ........................ 69,817 62,670 54,449 46,261
Trustees' fees and expenses ............... 11,763 9,062 5,884 2,914
Other ................................. 8,371 8,293 8,744 9,001
Total expenses ...................... 2,464,298 1,992,904 1,384,545 730,982
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (2,116,754) (1,729,312) (1,178,896) (639,220)
Net expenses ...................... 347,544 263,592 205,649 91,762
Net investment income ............. 5,588,803 3,996,589 2,383,762 856,461
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Controlled affiliates (Note 3f) ............ — 473,960 359,727 —
Non-controlled affiliates (Note 3f) ......... 45,605,526 36,906,998 22,458,588 8,563,205
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f) ......... 10,818,588 9,276,322 6,319,701 3,081,621
Net realized gain (loss) ............... 56,424,114 46,657,280 29,138,016 11,644,826
Net change in unrealized appreciation
(depreciation) on:
Investments:
Controlled affiliates (Note 3f) ............ — 4,320,726 4,927,446 —
Non-controlled affiliates (Note 3f) ......... (23,673,560) (23,844,536) (15,779,904) (2,570,393)
Net change in unrealized appreciation
(depreciation) ...................... (23,673,560) (19,523,810) (10,852,458) (2,570,393)
Net realized and unrealized gain (loss) ......... 32,750,554 27,133,470 18,285,558 9,074,433
Net increase (decrease) in net assets resulting from
operations ............................... $38,339,357 $31,130,059 $20,669,320 $9,930,894

Putnam Target Date Funds
Financial Statements
Statements of Operations
(continued)
for the year ended July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Retirement
Advantage Plus
2065 Fund
Franklin
Retirement
Advantage Plus
2070 Fund
a
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) ............................................ $13,250 $12,205
Expenses:
Management fees (Note 3 a ) .................................................. 8,059 5,996
Administrative fees (Note 3 b ) ................................................. 22 17
Distribution fees: (Note 3c )
    Class A ............................................................... 2,109 32
    Class C ............................................................... 2,837 107
    Class R ............................................................... 111 53
    Class R3 .............................................................. 110 46
Transfer agent fees: (Note 3e )
    Class A ............................................................... 956 14
    Class C ............................................................... 326 13
    Class R ............................................................... 57 27
    Class R3 .............................................................. 108 31
    Class R4 .............................................................. 37 25
    Class R5 .............................................................. 37 11
    Class R6 .............................................................. 55 248
    Class Y ............................................................... 23 13
Custodian fees ............................................................ 6 7
Reports to shareholders fees ................................................. 25,854 13,318
Registration and filing fees ................................................... 72,899 1,912
Professional fees .......................................................... 38,370 17,666
Trustees' fees and expenses ................................................. 55 52
Organization costs ......................................................... — 22,500
Amortization of offering costs (Note 1d) ......................................... — 118,824
Other ................................................................... 3,939 3,263
Total expenses ........................................................ 155,970 184,175
Expenses waived/paid by affiliates (Note 3f and 3g) ............................. (150,460) (184,459)
Net expenses ........................................................ 5,510 (284)
Net investment income ............................................... 7,740 12,489
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3f) ........................................... 143,181 24,101
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f) ........................................... 54,975 42,929
Net realized gain (loss) ................................................. 198,156 67,030
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3f) ........................................... 9,404 72,097
Net realized and unrealized gain (loss) ........................................... 207,560 139,127
Net increase (decrease) in net assets resulting from operations ......................... $215,300 $151,616
a
For the period August 1, 2025 (commencement of operations) to July 31, 2026.

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Retirement Advantage Plus Maturity
Fund
Franklin Retirement Advantage Plus 2030
Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $23,675,594 $7,513,424 $15,208,760 $10,179,139
Net realized gain (loss) ............ 41,213,533 2,826,022 33,130,006 9,945,444
Net change in unrealized appreciation
(depreciation) ................. (26,622,789) 206,756 (18,749,624) (1,897,240)
Net increase (decrease) in net
assets resulting from operations . 38,266,338 10,546,202 29,589,142 18,227,343
Distributions to shareholders:
Class A ........................ (1,436,413) (727,931) (617,422) (761,609)
Class B ........................ — (57) — —
Class C ........................ (8,103) (14,789) (3,524) (15,739)
Class R ........................ (42,148) (16,204) (5,167) (802)
Class R3 ....................... (138,235) (39,476) (111,790) (135,856)
Class R4 ....................... (38,671) (4,665) (60,444) (65,803)
Class R5 ....................... (445) (397) (264) (300)
Class R6 ....................... (111,935) (30,202) (81,632) (138,095)
Class Y ........................ (21,876,603) (6,713,366) (9,556,067) (7,555,746)
Total distributions to shareholders ..... (23,652,553) (7,547,087) (10,436,310) (8,673,950)
Capital share transactions: (Note 2 )
Class A ........................ (3,364,506) 17,991,363 (4,538,370) 1,696,407
Class B ........................ — (31,811) — (21,587)
Class C ........................ (1,114,903) 548,516 (424,442) (95,102)
Class R ........................ 137,723 642,940 150,576 10,710
Class R3 ....................... (943,465) 3,205,881 (1,481,711) (621,127)
Class R4 ....................... (1,034,168) 964,619 (53,106) (122,402)
Class R5 ....................... 204 (87) — —
Class R6 ....................... (351,340) 1,865,945 538,574 (2,051,868)
Class Y ........................ (21,171,892) 407,488,904 129,247,534 100,379,950
Total capital share transactions ....... (27,842,347) 432,676,270 123,439,055 99,174,981
Net increase (decrease) in net
assets ..................... (13,228,562) 435,675,385 142,591,887 108,728,374
Net assets:
Beginning of year .................. 639,540,021 203,864,636 403,211,519 294,483,145
End of year ...................... $626,311,459 $639,540,021 $545,803,406 $403,211,519

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Retirement Advantage Plus 2035
Fund
Franklin Retirement Advantage Plus 2040
Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $9,545,186 $7,062,841 $7,831,271 $5,987,712
Net realized gain (loss) ............ 46,488,582 10,643,702 63,609,683 8,690,198
Net change in unrealized appreciation
(depreciation) ................. (24,603,271) 1,267,104 (31,998,816) 7,795,510
Net increase (decrease) in net
assets resulting from operations . 31,430,497 18,973,647 39,442,138 22,473,420
Distributions to shareholders:
Class A ........................ (725,254) (818,746) (720,355) (658,314)
Class C ........................ (3,324) (22,438) (14,677) (14,568)
Class R ........................ (12,893) (15,247) (1,788) —
Class R3 ....................... (111,400) (104,449) (71,672) (43,308)
Class R4 ....................... (22,067) (20,297) (11,586) (9,711)
Class R5 ....................... (243) (248) (269) (217)
Class R6 ....................... (102,375) (157,641) (72,109) (32,707)
Class Y ........................ (6,295,803) (5,256,653) (6,948,052) (4,696,537)
Total distributions to shareholders ..... (7,273,359) (6,395,719) (7,840,508) (5,455,362)
Capital share transactions: (Note 2 )
Class A ........................ (2,227,614) 3,381,114 (3,790,603) 6,692,038
Class B ........................ — (55,870) — (98,437)
Class C ........................ (864,893) (27,946) (226,872) 5,942
Class R ........................ (50,302) 99,292 91,796 (88,252)
Class R3 ....................... (1,179,472) 209,061 (1,601,162) 520,192
Class R4 ....................... (552,920) 170,495 117,227 (59,588)
Class R6 ....................... (132,180) (2,381,487) (1,023,951) 1,505,688
Class Y ........................ 36,049,324 58,536,207 22,952,909 78,571,858
Total capital share transactions ....... 31,041,943 59,930,866 16,519,344 87,049,441
Net increase (decrease) in net
assets ..................... 55,199,081 72,508,794 48,120,974 104,067,499
Net assets:
Beginning of year .................. 356,654,915 284,146,121 376,372,238 272,304,739
End of year ...................... $411,853,996 $356,654,915 $424,493,212 $376,372,238

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Retirement Advantage Plus 2045
Fund
Franklin Retirement Advantage Plus 2050
Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,588,803 $4,175,953 $3,996,589 $2,807,997
Net realized gain (loss) ............ 56,424,114 7,308,647 46,657,280 5,922,138
Net change in unrealized appreciation
(depreciation) ................. (23,673,560) 8,419,295 (19,523,810) 6,964,590
Net increase (decrease) in net
assets resulting from operations . 38,339,357 19,903,895 31,130,059 15,694,725
Distributions to shareholders:
Class A ........................ (700,788) (605,824) (473,530) (364,749)
Class C ........................ (5,398) (13,441) (3,608) (3,886)
Class R ........................ (920) (103) (2,847) (2,434)
Class R3 ....................... (59,125) (41,951) (37,189) (24,349)
Class R4 ....................... (18,668) (13,109) (7,834) (4,166)
Class R5 ....................... (294) (195) (253) (188)
Class R6 ....................... (70,939) (52,589) (71,824) (62,082)
Class Y ........................ (4,921,302) (3,208,388) (3,747,182) (2,261,681)
Total distributions to shareholders ..... (5,777,434) (3,935,600) (4,344,267) (2,723,535)
Capital share transactions: (Note 2 )
Class A ........................ (1,806,810) 5,967,068 (3,979,385) 9,358,669
Class B ........................ — (53,337) — (16,808)
Class C ........................ (561,488) (85,041) (459,665) (74,307)
Class R ........................ 36,136 (65,382) 28,473 66,164
Class R3 ....................... (517,332) 110,109 (1,089,806) 133,910
Class R4 ....................... (702,172) 40,203 (28,567) 97,945
Class R5 ....................... 1,358 2,217 — —
Class R6 ....................... (663,143) 715,258 (1,245,383) (697,248)
Class Y ........................ 33,397,441 65,901,472 33,800,409 44,151,968
Total capital share transactions ....... 29,183,990 72,532,567 27,026,076 53,020,293
Net increase (decrease) in net
assets ..................... 61,745,913 88,500,862 53,811,868 65,991,483
Net assets:
Beginning of year .................. 306,987,369 218,486,507 233,924,720 167,933,237
End of year ...................... $368,733,282 $306,987,369 $287,736,588 $233,924,720

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Retirement Advantage Plus 2055
Fund
Franklin Retirement Advantage Plus 2060
Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,383,762 $1,491,231 $856,461 $542,881
Net realized gain (loss) ............ 29,138,016 4,132,148 11,644,826 2,143,313
Net change in unrealized appreciation
(depreciation) ................. (10,852,458) 4,756,448 (2,570,393) 1,981,261
Net increase (decrease) in net
assets resulting from operations . 20,669,320 10,379,827 9,930,894 4,667,455
Distributions to shareholders:
Class A ........................ (489,780) (307,352) (621,974) (128,854)
Class C ........................ (1,303) (686) (7,787) —
Class R ........................ (872) (129) (918) (89)
Class R3 ....................... (71,953) (35,203) (2,864) (172)
Class R4 ....................... (9,145) (5,331) (8,537) (1,675)
Class R5 ....................... (336) (164) (551) (148)
Class R6 ....................... (82,766) (23,633) (160,549) (20,693)
Class Y ........................ (2,110,004) (1,056,853) (1,918,069) (395,557)
Total distributions to shareholders ..... (2,766,159) (1,429,351) (2,721,249) (547,188)
Capital share transactions: (Note 2 )
Class A ........................ (2,568,445) 11,644,515 (789,140) 7,947,746
Class B ........................ — (36,298) — (20,329)
Class C ........................ (273,181) (77,492) (29,620) (40,922)
Class R ........................ 6,478 (38,216) 6,475 —
Class R3 ....................... (1,275,613) 602,736 22,797 (25,419)
Class R4 ....................... (350,687) 32,738 (74,024) 51,854
Class R5 ....................... 10,088 — — —
Class R6 ....................... (752,651) 2,297,411 (1,332,352) 2,587,707
Class Y ........................ 15,375,294 29,328,458 11,496,421 15,246,819
Total capital share transactions ....... 10,171,283 43,753,852 9,300,557 25,747,456
Net increase (decrease) in net
assets ..................... 28,074,444 52,704,328 16,510,202 29,867,723
Net assets:
Beginning of year .................. 152,858,314 100,153,986 70,112,040 40,244,317
End of year ...................... $180,932,758 $152,858,314 $86,622,242 $70,112,040

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Retirement Advantage Plus 2065
Fund
Franklin Retirement
Advantage Plus 2070
Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Year Ended
July 31, 2026
a
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $7,740 $4,599 $12,489
Net realized gain (loss) .............................. 198,156 96,169 67,030
Net change in unrealized appreciation (depreciation) ........ 9,404 (26,912) 72,097
Net increase (decrease) in net assets resulting from
operations ................................... 215,300 73,856 151,616
Distributions to shareholders:
Class A .......................................... (45,418) (12,619) (133)
Class C .......................................... (22,340) (12,128) (103)
Class R .......................................... (1,287) (438) (118)
Class R3 ......................................... (5,016) (476) (88)
Class R4 ......................................... (1,433) (513) (138)
Class R5 ......................................... (3,034) (624) (143)
Class R6 ......................................... (20,824) (5,524) (13,671)
Class Y .......................................... (1,686) (547) (143)
Total distributions to shareholders ....................... (101,038) (32,869) (14,537)
Capital share transactions: (Note 2 )
Class A .......................................... 972,698 (22,256) 16,448
Class C .......................................... (105,275) (22,017) 10,103
Class R .......................................... (1,047) — 10,118
Class R3 ......................................... 48,116 2,720 9,029
Class R4 ......................................... — — 10,138
Class R5 ......................................... 12,846 10,506 10,143
Class R6 ......................................... 120,908 (5,282) 943,675
Class Y .......................................... 7,627 1,221 10,143
Total capital share transactions ......................... 1,055,873 (35,108) 1,019,797
Net increase (decrease) in net assets ................ 1,170,135 5,879 1,156,876
Net assets:
Beginning of year .................................... 958,085 952,206 —
End of year ........................................ $2,128,220 $958,085 $1,156,876
a
For the period August 1, 2025 (commencement of operations) to J uly 31, 2026.

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Target Date Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds, ten of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer eight classes of shares: Class A, Class C,
Class R, Class R3, Class R4, Class R5, Class R6 and Class
Y. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective August 1, 2025, the Trust began offering shares of the Putnam Sustainable Retirement 2070 Fund.
Effective September 5, 2024, all Class B shares were
converted to Class A.
Effective February 27, 2026, the Funds were renamed as
follows:
Effective July 15, 2026, the Funds were renamed as follows:
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
Current Fund Repositioned Fund
Putnam Sustainable
Retirement Maturity Fund
Putnam Retirement Advantage
Plus Maturity Fund
Putnam Sustainable
Retirement 2030 Fund
Putnam Retirement Advantage
Plus 2030 Fund
Putnam Sustainable
Retirement 2035 Fund
Putnam Retirement Advantage
Plus 2035 Fund
Putnam Sustainable
Retirement 2040 Fund
Putnam Retirement Advantage
Plus 2040 Fund
Putnam Sustainable
Retirement 2045 Fund
Putnam Retirement Advantage
Plus 2045 Fund
Putnam Sustainable
Retirement 2050 Fund
Putnam Retirement Advantage
Plus 2050 Fund
Putnam Sustainable
Retirement 2055 Fund
Putnam Retirement Advantage
Plus 2055 Fund
Putnam Sustainable
Retirement 2060 Fund
Putnam Retirement Advantage
Plus 2060 Fund
Putnam Sustainable
Retirement 2065 Fund
Putnam Retirement Advantage
Plus 2065 Fund
Putnam Sustainable
Retirement 2070 Fund
Putnam Retirement Advantage
Plus 2070 Fund
Current Fund Repositioned Fund
Putnam Retirement Advantage
Plus Maturity Fund
Franklin Retirement
Advantage Plus Maturity Fund
Putnam Retirement Advantage
Plus 2030 Fund
Franklin Retirement
Advantage Plus 2030 Fund
Putnam Retirement Advantage
Plus 2035 Fund
Franklin Retirement
Advantage Plus 2035 Fund
Putnam Retirement Advantage
Plus 2040 Fund
Franklin Retirement
Advantage Plus 2040 Fund
Putnam Retirement Advantage
Plus 2045 Fund
Franklin Retirement
Advantage Plus 2045 Fund
Putnam Retirement Advantage
Plus 2050 Fund
Franklin Retirement
Advantage Plus 2050 Fund
Putnam Retirement Advantage
Plus 2055 Fund
Franklin Retirement
Advantage Plus 2055 Fund
Putnam Retirement Advantage
Plus 2060 Fund
Franklin Retirement
Advantage Plus 2060 Fund
Putnam Retirement Advantage
Plus 2065 Fund
Franklin Retirement
Advantage Plus 2065 Fund
Putnam Retirement Advantage
Plus 2070 Fund
Franklin Retirement
Advantage Plus 2070 Fund

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and capital
gain distributions by Underlying Funds are recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Retirement Advantage
Plus Maturity Fund
Franklin Retirement Advantage
Plus 2030 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended July 31, 2026
Shares sold
a
................................... 97,489 $1,655,896 73,551 $1,614,501
Shares issued in reinvestment of distributions .......... 83,507 1,430,899 27,293 599,908
Shares redeemed ............................... (376,363) (6,451,301) (305,861) (6,752,779)
Net increase (decrease) .......................... (195,367) $(3,364,506) (205,017) $(4,538,370)
Year ended July 31, 2025
Shares sold
a
................................... 27,396 $450,257 341,986 $7,263,133
Shares issued in reinvestment of distributions .......... 43,565 722,419 36,584 756,188
Shares issued on reorganization .................... 1,258,247 21,163,714 — —
Shares redeemed ............................... (263,337) (4,345,027) (299,859) (6,322,914)
Net increase (decrease) .......................... 1,065,871 $17,991,363 78,711 $1,696,407
Class B
Class B Shares:
*
Year ended July 31, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 4 57 — —
Shares redeemed ............................... (1,974) (31,868) (1,085) (21,587)
Net increase (decrease) .......................... (1,970) $(31,811) (1,085) $(21,587)
Class C
1. Organization and Significant Accounting Policies
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Retirement Advantage
Plus Maturity Fund
Franklin Retirement Advantage
Plus 2030 Fund
Shares Amount Shares Amount
Class C Shares:
Year ended July 31, 2026
Shares sold ................................... 723 $12,016 2,663 $53,269
Shares issued in reinvestment of distributions .......... 486 8,103 176 3,524
Shares redeemed
a
.............................. (69,150) (1,135,022) (24,384) (481,235)
Net increase (decrease) .......................... (67,941) $(1,114,903) (21,545) $(424,442)
Year ended July 31, 2025
Shares sold ................................... 863 $13,882 4,135 $79,065
Shares issued in reinvestment of distributions .......... 917 14,789 838 15,739
Shares issued on reorganization .................... 55,848 913,675 — —
Shares redeemed
a
.............................. (24,574) (393,830) (10,020) (189,906)
Net increase (decrease) .......................... 33,054 $548,516 (5,047) $(95,102)
Class R
Class R Shares:
Year ended July 31, 2026
Shares sold ................................... 6,310 $107,754 7,176 $146,852
Shares issued in reinvestment of distributions .......... 2,464 42,148 257 5,167
Shares redeemed ............................... (710) (12,179) (70) (1,443)
Net increase (decrease) .......................... 8,064 $137,723 7,363 $150,576
Year ended July 31, 2025
Shares sold ................................... 4,204 $70,257 531 $10,252
Shares issued in reinvestment of distributions .......... 979 16,204 42 802
Shares issued on reorganization .................... 38,034 638,595 — —
Shares redeemed ............................... (4,873) (82,116) (17) (344)
Net increase (decrease) .......................... 38,344 $642,940 556 $10,710
Class R3
Class R3 Shares:
Year ended July 31, 2026
Shares sold ................................... 30,888 $530,365 20,412 $546,778
Shares issued in reinvestment of distributions .......... 8,035 138,235 4,184 111,790
Shares redeemed ............................... (93,803) (1,612,065) (79,449) (2,140,279)
Net increase (decrease) .......................... (54,880) $(943,465) (54,853) $(1,481,711)
Year ended July 31, 2025
Shares sold ................................... 11,908 $198,500 43,576 $1,122,959
Shares issued in reinvestment of distributions .......... 2,371 39,476 5,428 135,856
Shares issued on reorganization .................... 200,870 3,392,684 — —
Shares redeemed ............................... (25,447) (424,779) (74,142) (1,879,942)
Net increase (decrease) .......................... 189,702 $3,205,881 (25,138) $(621,127)
Class R4
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Retirement Advantage
Plus Maturity Fund
Franklin Retirement Advantage
Plus 2030 Fund
Shares Amount Shares Amount
Class R4 Shares:
Year ended July 31, 2026
Shares sold ................................... 5,940 $102,686 8,706 $234,971
Shares issued in reinvestment of distributions .......... 2,244 38,671 2,262 60,444
Shares redeemed ............................... (67,491) (1,175,525) (12,803) (348,521)
Net increase (decrease) .......................... (59,307) $(1,034,168) (1,835) $(53,106)
Year ended July 31, 2025
Shares sold ................................... 13,855 $230,581 9,970 $256,784
Shares issued in reinvestment of distributions .......... 280 4,665 2,629 65,803
Shares issued on reorganization .................... 58,835 995,490 — —
Shares redeemed ............................... (16,276) (266,117) (17,570) (444,989)
Net increase (decrease) .......................... 56,694 $964,619 (4,971) $(122,402)
Class R5
Class R5 Shares:
Year ended July 31, 2026
Shares sold ................................... 14 $246 — $—
Shares issued in reinvestment of distributions .......... 1 16 — —
Shares redeemed ............................... (3) (58) — —
Net increase (decrease) .......................... 12 $204 — $—
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares issued on reorganization .................... 700 11,833 — —
Shares redeemed ............................... (680) (11,920) — —
Net increase (decrease) .......................... 20 $(87) — $—
Class R6
Class R6 Shares:
Year ended July 31, 2026
Shares sold ................................... 34,072 $587,032 56,067 $1,493,524
Shares issued in reinvestment of distributions .......... 6,503 111,935 3,054 81,632
Shares redeemed ............................... (60,628) (1,050,307) (38,695) (1,036,582)
Net increase (decrease) .......................... (20,053) $(351,340) 20,426 $538,574
Year ended July 31, 2025
Shares sold ................................... 98,026 $1,639,073 98,766 $2,529,871
Shares issued in reinvestment of distributions .......... 1,808 30,202 5,517 138,095
Shares issued on reorganization .................... 58,025 980,621 — —
Shares redeemed ............................... (47,219) (783,951) (186,490) (4,719,834)
Net increase (decrease) .......................... 110,640 $1,865,945 (82,207) $(2,051,868)
Class Y
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Retirement Advantage
Plus Maturity Fund
Franklin Retirement Advantage
Plus 2030 Fund
Shares Amount Shares Amount
Class Y Shares:
Year ended July 31, 2026
Shares sold ................................... 3,397,994 $58,398,736 9,266,863 $247,941,308
Shares issued in reinvestment of distributions .......... 1,270,562 21,876,017 358,577 9,556,067
Shares redeemed ............................... (5,901,678) (101,446,645) (4,791,416) (128,249,841)
Net increase (decrease) .......................... (1,233,122) $(21,171,892) 4,834,024 $129,247,534
Year ended July 31, 2025
Shares sold ................................... 2,985,512 $49,649,667 6,785,105 $173,009,791
Shares issued in reinvestment of distributions .......... 402,998 6,712,025 302,714 7,555,746
Shares issued on reorganization .................... 22,737,382 384,261,760 — —
Shares redeemed ............................... (1,995,708) (33,134,548) (3,151,067) (80,185,587)
Net increase (decrease) .......................... 24,130,184 $407,488,904 3,936,752 $100,379,950
Franklin Retirement Advantage
Plus 2035 Fund
Franklin Retirement Advantage
Plus 2040 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended July 31, 2026
Shares sold
a
................................... 125,339 $3,021,166 53,805 $1,336,658
Shares issued in reinvestment of distributions .......... 29,521 716,777 28,742 717,409
Shares redeemed ............................... (245,097) (5,965,557) (233,099) (5,844,670)
Net increase (decrease) .......................... (90,237) $(2,227,614) (150,552) $(3,790,603)
Year ended July 31, 2025
Shares sold
a
................................... 526,942 $12,170,492 628,050 $14,741,851
Shares issued in reinvestment of distributions .......... 35,979 809,886 28,642 654,765
Shares redeemed ............................... (420,811) (9,599,264) (378,037) (8,704,578)
Net increase (decrease) .......................... 142,110 $3,381,114 278,655 $6,692,038
Class B
Class B Shares:
*
Year ended July 31, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares redeemed ............................... (2,796) (55,870) (4,961) (98,437)
Net increase (decrease) .......................... (2,796) $(55,870) (4,961) $(98,437)
Class C
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Shares Amount Shares Amount
Class C Shares:
Year ended July 31, 2026
Shares sold ................................... 4,661 $97,317 3,340 $68,668
Shares issued in reinvestment of distributions .......... 159 3,324 717 14,677
Shares redeemed
a
.............................. (47,338) (965,534) (15,458) (310,217)
Net increase (decrease) .......................... (42,518) $(864,893) (11,401) $(226,872)
Year ended July 31, 2025
Shares sold ................................... 8,148 $157,872 6,589 $124,541
Shares issued in reinvestment of distributions .......... 1,163 22,438 773 14,568
Shares redeemed
a
.............................. (10,630) (208,256) (6,990) (133,167)
Net increase (decrease) .......................... (1,319) $(27,946) 372 $5,942
Class R
Class R Shares:
Year ended July 31, 2026
Shares sold ................................... 10,939 $250,653 3,328 $90,008
Shares issued in reinvestment of distributions .......... 568 12,893 66 1,788
Shares redeemed ............................... (14,044) (313,848) — —
Net increase (decrease) .......................... (2,537) $(50,302) 3,394 $91,796
Year ended July 31, 2025
Shares sold ................................... 5,039 $110,602 122 $3,017
Shares issued in reinvestment of distributions .......... 722 15,247 — —
Shares redeemed ............................... (1,235) (26,557) (3,590) (91,269)
Net increase (decrease) .......................... 4,526 $99,292 (3,468) $(88,252)
Class R3
Class R3 Shares:
Year ended July 31, 2026
Shares sold ................................... 32,196 $994,830 19,748 $633,355
Shares issued in reinvestment of distributions .......... 3,613 111,400 2,232 71,672
Shares redeemed ............................... (76,120) (2,285,702) (74,084) (2,306,189)
Net increase (decrease) .......................... (40,311) $(1,179,472) (52,104) $(1,601,162)
Year ended July 31, 2025
Shares sold ................................... 41,600 $1,194,471 28,285 $839,270
Shares issued in reinvestment of distributions .......... 3,670 104,449 1,479 43,308
Shares redeemed ............................... (37,606) (1,089,859) (12,082) (362,386)
Net increase (decrease) .......................... 7,664 $209,061 17,682 $520,192
Class R4
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Shares Amount Shares Amount
Class R4 Shares:
Year ended July 31, 2026
Shares sold ................................... 8,136 $250,679 8,275 $270,566
Shares issued in reinvestment of distributions .......... 716 22,067 361 11,586
Shares redeemed ............................... (26,053) (825,666) (4,954) (164,925)
Net increase (decrease) .......................... (17,201) $(552,920) 3,682 $117,227
Year ended July 31, 2025
Shares sold ................................... 9,451 $274,159 5,324 $159,884
Shares issued in reinvestment of distributions .......... 713 20,267 332 9,711
Shares redeemed ............................... (4,282) (123,931) (7,748) (229,183)
Net increase (decrease) .......................... 5,882 $170,495 (2,092) $(59,588)
Class R5
Class R5 Shares:
Year ended July 31, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Class R6
Class R6 Shares:
Year ended July 31, 2026
Shares sold ................................... 26,628 $819,845 23,421 $751,333
Shares issued in reinvestment of distributions .......... 3,319 102,375 2,244 72,109
Shares redeemed ............................... (33,785) (1,054,400) (56,955) (1,847,393)
Net increase (decrease) .......................... (3,838) $(132,180) (31,290) $(1,023,951)
Year ended July 31, 2025
Shares sold ................................... 147,408 $4,305,895 105,042 $3,156,738
Shares issued in reinvestment of distributions .......... 5,543 157,641 1,117 32,707
Shares redeemed ............................... (236,847) (6,845,023) (56,165) (1,683,757)
Net increase (decrease) .......................... (83,896) $(2,381,487) 49,994 $1,505,688
Class Y
Class Y Shares:
Year ended July 31, 2026
Shares sold ................................... 4,075,948 $125,450,047 2,973,866 $95,352,534
Shares issued in reinvestment of distributions .......... 204,475 6,295,803 216,855 6,948,052
Shares redeemed ............................... (3,104,621) (95,696,526) (2,470,723) (79,347,677)
Net increase (decrease) .......................... 1,175,802 $36,049,324 719,998 $22,952,909
Year ended July 31, 2025
Shares sold ................................... 4,926,688 $142,303,519 4,639,789 $137,588,922
Shares issued in reinvestment of distributions .......... 185,028 5,256,653 160,895 4,696,537
Shares redeemed ............................... (3,096,224) (89,023,965) (2,151,780) (63,713,601)
Net increase (decrease) .......................... 2,015,492 $58,536,207 2,648,904 $78,571,858
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Shares Amount Shares Amount
Class A
Class A Shares:
Year ended July 31, 2026
Shares sold
a
................................... 87,216 $2,066,251 57,338 $1,340,627
Shares issued in reinvestment of distributions .......... 29,175 698,733 20,159 473,345
Shares redeemed ............................... (190,971) (4,571,794) (244,925) (5,793,357)
Net increase (decrease) .......................... (74,580) $(1,806,810) (167,428) $(3,979,385)
Year ended July 31, 2025
Shares sold
a
................................... 504,514 $11,205,130 585,694 $12,573,924
Shares issued in reinvestment of distributions .......... 27,869 603,920 17,357 364,673
Shares redeemed ............................... (267,848) (5,841,982) (167,238) (3,579,928)
Net increase (decrease) .......................... 264,535 $5,967,068 435,813 $9,358,669
Class B
Class B Shares:
*
Year ended July 31, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares redeemed ............................... (2,922) (53,337) (818) (16,808)
Net increase (decrease) .......................... (2,922) $(53,337) (818) $(16,808)
Class C
Class C Shares:
Year ended July 31, 2026
Shares sold ................................... 1,807 $36,296 2,425 $54,416
Shares issued in reinvestment of distributions .......... 269 5,398 161 3,608
Shares redeemed
a
.............................. (30,780) (603,182) (23,800) (517,689)
Net increase (decrease) .......................... (28,704) $(561,488) (21,214) $(459,665)
Year ended July 31, 2025
Shares sold ................................... 3,612 $66,299 5,601 $112,884
Shares issued in reinvestment of distributions .......... 742 13,441 194 3,886
Shares redeemed
a
.............................. (8,866) (164,781) (9,415) (191,077)
Net increase (decrease) .......................... (4,512) $(85,041) (3,620) $(74,307)
Class R
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Shares Amount Shares Amount
Class R Shares:
Year ended July 31, 2026
Shares sold ................................... 1,327 $35,278 6,343 $144,384
Shares issued in reinvestment of distributions .......... 35 920 124 2,847
Shares redeemed ............................... (2) (62) (5,315) (118,758)
Net increase (decrease) .......................... 1,360 $36,136 1,152 $28,473
Year ended July 31, 2025
Shares sold ................................... 1,463 $34,986 6,426 $136,195
Shares issued in reinvestment of distributions .......... 4 103 119 2,434
Shares redeemed ............................... (4,168) (100,471) (3,455) (72,465)
Net increase (decrease) .......................... (2,701) $(65,382) 3,090 $66,164
Class R3
Class R3 Shares:
Year ended July 31, 2026
Shares sold ................................... 30,121 $969,688 21,364 $496,733
Shares issued in reinvestment of distributions .......... 1,826 59,125 1,589 37,189
Shares redeemed ............................... (48,754) (1,546,145) (71,183) (1,623,728)
Net increase (decrease) .......................... (16,807) $(517,332) (48,230) $(1,089,806)
Year ended July 31, 2025
Shares sold ................................... 27,086 $793,927 18,967 $404,259
Shares issued in reinvestment of distributions .......... 1,441 41,951 1,162 24,349
Shares redeemed ............................... (24,610) (725,769) (13,694) (294,698)
Net increase (decrease) .......................... 3,917 $110,109 6,435 $133,910
Class R4
Class R4 Shares:
Year ended July 31, 2026
Shares sold ................................... 5,977 $194,059 7,416 $172,329
Shares issued in reinvestment of distributions .......... 577 18,668 335 7,834
Shares redeemed ............................... (26,733) (914,899) (8,761) (208,730)
Net increase (decrease) .......................... (20,179) $(702,172) (1,010) $(28,567)
Year ended July 31, 2025
Shares sold ................................... 4,601 $136,302 5,956 $126,650
Shares issued in reinvestment of distributions .......... 450 13,109 191 3,993
Shares redeemed ............................... (3,604) (109,208) (1,543) (32,698)
Net increase (decrease) .......................... 1,447 $40,203 4,604 $97,945
Class R5
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Shares Amount Shares Amount
Class R5 Shares:
Year ended July 31, 2026
Shares sold ................................... 75 $2,415 — $—
Shares issued in reinvestment of distributions .......... 2 51 — —
Shares redeemed ............................... (35) (1,108) — —
Net increase (decrease) .......................... 42 $1,358 — $—
Year ended July 31, 2025
Shares sold ................................... 79 $2,302 — $—
Shares redeemed ............................... (3) (85) — —
Net increase (decrease) .......................... 76 $2,217 — $—
Class R6
Class R6 Shares:
Year ended July 31, 2026
Shares sold ................................... 29,604 $957,301 30,042 $705,033
Shares issued in reinvestment of distributions .......... 2,190 70,939 3,067 71,824
Shares redeemed ............................... (52,004) (1,691,383) (82,265) (2,022,240)
Net increase (decrease) .......................... (20,210) $(663,143) (49,156) $(1,245,383)
Year ended July 31, 2025
Shares sold ................................... 149,977 $4,519,148 149,484 $3,227,772
Shares issued in reinvestment of distributions .......... 1,805 52,589 2,962 62,082
Shares redeemed ............................... (128,908) (3,856,479) (186,443) (3,987,102)
Net increase (decrease) .......................... 22,874 $715,258 (33,997) $(697,248)
Class Y
Class Y Shares:
Year ended July 31, 2026
Shares sold ................................... 2,601,940 $84,171,529 3,073,530 $71,866,678
Shares issued in reinvestment of distributions .......... 151,474 4,904,729 160,136 3,747,182
Shares redeemed ............................... (1,711,696) (55,678,817) (1,776,497) (41,813,451)
Net increase (decrease) .......................... 1,041,718 $33,397,441 1,457,169 $33,800,409
Year ended July 31, 2025
Shares sold ................................... 4,001,778 $118,277,144 3,857,177 $82,168,391
Shares issued in reinvestment of distributions .......... 109,747 3,195,832 108,008 2,261,681
Shares redeemed ............................... (1,883,273) (55,571,504) (1,899,183) (40,278,104)
Net increase (decrease) .......................... 2,228,252 $65,901,472 2,066,002 $44,151,968
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Shares Amount Shares Amount
Class A
Class A Shares:
Year ended July 31, 2026
Shares sold
a
................................... 123,069 $1,826,554 114,277 $1,768,004
Shares issued in reinvestment of distributions .......... 32,773 489,297 40,388 621,974
Shares redeemed ............................... (326,998) (4,884,296) (205,267) (3,179,118)
Net increase (decrease) .......................... (171,156) $(2,568,445) (50,602) $(789,140)
Year ended July 31, 2025
Shares sold
a
................................... 1,169,937 $15,891,956 704,449 $9,973,388
Shares issued in reinvestment of distributions .......... 23,093 307,138 9,250 128,854
Shares redeemed ............................... (335,885) (4,554,579) (153,880) (2,154,496)
Net increase (decrease) .......................... 857,145 $11,644,515 559,819 $7,947,746
Class B
Class B Shares:
*
Year ended July 31, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares redeemed ............................... (2,772) (36,298) (1,484) (20,329)
Net increase (decrease) .......................... (2,772) $(36,298) (1,484) $(20,329)
Class C
Class C Shares:
Year ended July 31, 2026
Shares sold ................................... 3,316 $47,983 1,154 $17,634
Shares issued in reinvestment of distributions .......... 90 1,303 513 7,787
Shares redeemed
a
.............................. (23,104) (322,467) (3,683) (55,041)
Net increase (decrease) .......................... (19,698) $(273,181) (2,016) $(29,620)
Year ended July 31, 2025
Shares sold ................................... 3,885 $50,026 1,770 $24,459
Shares issued in reinvestment of distributions .......... 53 686 — —
Shares redeemed
a
.............................. (9,777) (128,204) (4,615) (65,381)
Net increase (decrease) .......................... (5,839) $(77,492) (2,845) $(40,922)
Class R
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Shares Amount Shares Amount
Class R Shares:
Year ended July 31, 2026
Shares sold ................................... 3,375 $52,231 487 $7,689
Shares issued in reinvestment of distributions .......... 56 872 12 189
Shares redeemed ............................... (2,989) (46,625) (95) (1,403)
Net increase (decrease) .......................... 442 $6,478 404 $6,475
Year ended July 31, 2025
Shares sold ................................... 2,932 $40,529 — $—
Shares issued in reinvestment of distributions .......... 9 129 — —
Shares redeemed ............................... (5,545) (78,874) — —
Net increase (decrease) .......................... (2,604) $(38,216) — $—
Class R3
Class R3 Shares:
Year ended July 31, 2026
Shares sold ................................... 66,292 $994,735 3,860 $60,785
Shares issued in reinvestment of distributions .......... 4,774 71,953 152 2,364
Shares redeemed ............................... (157,909) (2,342,301) (2,668) (40,352)
Net increase (decrease) .......................... (86,843) $(1,275,613) 1,344 $22,797
Year ended July 31, 2025
Shares sold ................................... 74,325 $1,019,410 2,495 $35,465
Shares issued in reinvestment of distributions .......... 2,621 35,203 9 122
Shares redeemed ............................... (33,257) (451,877) (4,189) (61,006)
Net increase (decrease) .......................... 43,689 $602,736 (1,685) $(25,419)
Class R4
Class R4 Shares:
Year ended July 31, 2026
Shares sold ................................... 3,393 $51,247 4,040 $63,414
Shares issued in reinvestment of distributions .......... 606 9,145 551 8,537
Shares redeemed ............................... (25,735) (411,079) (8,868) (145,975)
Net increase (decrease) .......................... (21,736) $(350,687) (4,277) $(74,024)
Year ended July 31, 2025
Shares sold ................................... 4,330 $58,939 4,630 $65,838
Shares issued in reinvestment of distributions .......... 386 5,187 110 1,541
Shares redeemed ............................... (2,308) (31,388) (1,096) (15,525)
Net increase (decrease) .......................... 2,408 $32,738 3,644 $51,854
Class R5
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Shares Amount Shares Amount
Class R5 Shares:
Year ended July 31, 2026
Shares sold ................................... 669 $10,257 — $—
Shares issued in reinvestment of distributions .......... 5 74 — —
Shares redeemed ............................... (17) (243) — —
Net increase (decrease) .......................... 657 $10,088 — $—
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Class R6
Class R6 Shares:
Year ended July 31, 2026
Shares sold ................................... 78,395 $1,179,516 72,294 $1,137,935
Shares issued in reinvestment of distributions .......... 5,478 82,766 10,325 160,549
Shares redeemed ............................... (128,798) (2,014,933) (161,831) (2,630,836)
Net increase (decrease) .......................... (44,925) $(752,651) (79,212) $(1,332,352)
Year ended July 31, 2025
Shares sold ................................... 283,358 $3,976,110 233,087 $3,390,606
Shares issued in reinvestment of distributions .......... 1,756 23,633 1,473 20,693
Shares redeemed ............................... (124,110) (1,702,332) (56,874) (823,592)
Net increase (decrease) .......................... 161,004 $2,297,411 177,686 $2,587,707
Class Y
Class Y Shares:
Year ended July 31, 2026
Shares sold ................................... 2,498,161 $37,611,496 1,548,793 $24,186,216
Shares issued in reinvestment of distributions .......... 139,274 2,110,004 123,986 1,918,069
Shares redeemed ............................... (1,602,894) (24,346,206) (936,401) (14,607,864)
Net increase (decrease) .......................... 1,034,541 $15,375,294 736,378 $11,496,421
Year ended July 31, 2025
Shares sold ................................... 4,180,673 $57,357,525 2,150,516 $30,577,324
Shares issued in reinvestment of distributions .......... 78,343 1,056,853 28,274 395,557
Shares redeemed ............................... (2,117,951) (29,085,920) (1,110,448) (15,726,062)
Net increase (decrease) .......................... 2,141,065 $29,328,458 1,068,342 $15,246,819
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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b
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended July 31, 2026
Shares sold
a
................................... 78,213 $973,920 1,585 $16,340
Shares issued in reinvestment of distributions .......... 3,582 45,418 12 133
Shares redeemed ............................... (3,573) (46,640) (2) (25)
Net increase (decrease) .......................... 78,222 $972,698 1,595 $16,448
Year ended July 31, 2025
Shares sold
a
................................... 11,669 $145,920 — $—
Shares issued in reinvestment of distributions .......... 979 11,935 — —
Shares redeemed ............................... (14,479) (180,111) — —
Net increase (decrease) .......................... (1,831) $(22,256) — $—
Class C
Class C Shares:
Year ended July 31, 2026
Shares sold ................................... 1,006 $12,714 1,000 $10,000
Shares issued in reinvestment of distributions .......... 1,671 21,101 10 103
Shares redeemed
a
.............................. (10,652) (139,090) — —
Net increase (decrease) .......................... (7,975) $(105,275) 1,010 $10,103
Year ended July 31, 2025
Shares sold ................................... 2,532 $31,463 — $—
Shares issued in reinvestment of distributions .......... 969 11,729 — —
Shares redeemed
a
.............................. (5,359) (65,209) — —
Net increase (decrease) .......................... (1,858) $(22,017) — $—
Class R
Class R Shares:
Year ended July 31, 2026
Shares sold ................................... 2,096 $27,982 1,000 $10,000
Shares issued in reinvestment of distributions .......... — — 11 118
Shares redeemed ............................... (2,096) (29,029) — —
Net increase (decrease) .......................... — $(1,047) 1,011 $10,118
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Class R3
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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b
Shares Amount Shares Amount
Class R3 Shares:
Year ended July 31, 2026
Shares sold ................................... 3,845 $52,036 3,706 $37,985
Shares issued in reinvestment of distributions .......... 282 3,582 8 88
Shares redeemed ............................... (572) (7,502) (2,706) (29,044)
Net increase (decrease) .......................... 3,555 $48,116 1,008 $9,029
Year ended July 31, 2025
Shares sold ................................... 237 $2,927 — $—
Shares redeemed ............................... (17) (207) — —
Net increase (decrease) .......................... 220 $2,720 — $—
Class R4
Class R4 Shares:
Year ended July 31, 2026
Shares sold ................................... — $— 1,000 $10,000
Shares issued in reinvestment of distributions .......... — — 13 138
Net increase (decrease) .......................... — $— 1,013 $10,138
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Class R5
Class R5 Shares:
Year ended July 31, 2026
Shares sold ................................... 894 $11,859 1,000 $10,000
Shares issued in reinvestment of distributions .......... 123 1,570 13 143
Shares redeemed ............................... (45) (583) — —
Net increase (decrease) .......................... 972 $12,846 1,013 $10,143
Year ended July 31, 2025
Shares sold ................................... 873 $10,855 — $—
Shares issued in reinvestment of distributions .......... 7 86 — —
Shares redeemed ............................... (34) (435) — —
Net increase (decrease) .......................... 846 $10,506 — $—
Class R6
Class R6 Shares:
Year ended July 31, 2026
Shares sold ................................... 12,782 $168,953 93,000 $930,004
Shares issued in reinvestment of distributions .......... 1,516 19,345 1,279 13,671
Shares redeemed ............................... (5,146) (67,390) — —
Net increase (decrease) .......................... 9,152 $120,908 94,279 $943,675
Year ended July 31, 2025
Shares sold ................................... 5,222 $65,683 — $—
Shares issued in reinvestment of distributions .......... 406 4,973 — —
Shares redeemed ............................... (5,945) (75,938) — —
Net increase (decrease) .......................... (317) $(5,282) — $—
Class Y
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
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3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management Fees
Each Fund pays Advisers a management fee. The fee for each fund is calculated and paid monthly based on an annual rate and the Fund’s average net assets for the month. For Franklin Retirement Advantage Plus Maturity Fund, the annual rate is
0.46%. For each of the other Funds, the annual rate is based on the number of years remaining (determined as of September
30th of each year and applicable through September 30th of the following year) until the date referenced in the Fund’s name
(the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:
Franklin Retirement Advantage
Plus 2065 Fund
Franklin Retirement Advantage
Plus 2070 Fund
b
Shares Amount Shares Amount
Class Y Shares:
Year ended July 31, 2026
Shares sold ................................... 580 $7,424 1,000 $10,000
Shares issued in reinvestment of distributions .......... 18 224 13 143
Shares redeemed ............................... (3) (21) — —
Net increase (decrease) .......................... 595 $7,627 1,013 $10,143
Year ended July 31, 2025
Shares sold ................................... 223 $2,789 — $—
Shares issued in reinvestment of distributions .......... 1 10 — —
Shares redeemed ............................... (125) (1,578) — —
Net increase (decrease) .......................... 99 $1,221 — $—
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period August 1, 2025 (commencement of operations) to July 31, 2026.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Franklin
Retirement
Advantage Plus
Maturity Fund
Franklin
Retirement
Advantage Plus
2030 Fund
Franklin
Retirement
Advantage Plus
2035 Fund
Gross effective investment management fee rate ................... 0.460% 0.472% 0.482%
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Advisers retained Putnam Management as subadvisor for the Funds. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Funds. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Funds, which may include a mark-up not to exceed 15%
over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Funds. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
The Funds reimburse Advisers an allocated amount for the compensation and related expenses of certain officers of the
Funds and their staff who provide administrative services to the Funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Funds have adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Funds. The Plans provide payments by the Funds to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Funds at the following annual rate (Approved %) of the average net assets attributable to each class.
Franklin
Retirement
Advantage Plus
2040 Fund
Franklin
Retirement
Advantage Plus
2045 Fund
Franklin
Retirement
Advantage Plus
2050 Fund
Gross effective investment management fee rate ................... 0.492% 0.502% 0.512%
Franklin
Retirement
Advantage Plus
2055 Fund
Franklin
Retirement
Advantage Plus
2060 Fund
Franklin
Retirement
Advantage Plus
2065 Fund
Gross effective investment management fee rate ................... 0.522% 0.532% 0.541%
Franklin
Retirement
Advantage Plus
2070 Fund
Gross effective investment management fee rate ..................................................... 0.554%
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Class R3 .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to each Fund and receives fees for investor servicing at the following Class specific rates.
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the
1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25%
or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of
Franklin
Retirement
Advantage Plus
Maturity Fund
Franklin
Retirement
Advantage Plus
2030 Fund
Franklin
Retirement
Advantage Plus
2035 Fund
Franklin
Retirement
Advantage Plus
2040 Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,813 $2,357 $3,707 $2,009
CDSC retained ........................... $71 $77 $106 $107
Franklin
Retirement
Advantage Plus
2045 Fund
Franklin
Retirement
Advantage Plus
2050 Fund
Franklin
Retirement
Advantage Plus
2055 Fund
Franklin
Retirement
Advantage Plus
2060 Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,411 $1,696 $2,851 $1,646
CDSC retained ........................... $369 $67 $96 $38
Franklin
Retirement
Advantage Plus
2065 Fund
Franklin
Retirement
Advantage Plus
2070 Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $472 $—
CDSC retained ............................................................. $12 $—
Maximum %
Class A ..................................................................................... 0.125%
Class C ..................................................................................... 0.125%
Class R ..................................................................................... 0.275%
Class R3 .................................................................................... 0.275%
Class R4 .................................................................................... 0.275%
Class R5 .................................................................................... 0.125%
Class R6 .................................................................................... 0.025%
Class Y ..................................................................................... 0.125%
3. Transactions with Affiliates
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
such Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the Underlying
Funds, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by the Underlying Funds.
For certain Funds, and specific classes of shares within those Funds, the acquired fund fee and expense waiver may exceed the contractually capped net expense ratio of a share class, resulting in a negative net expense ratio for that share class.
When there is a significant concentration of shareholder investments in share classes with negative net expense ratios, this may result in negative total expenses, as disclosed in the Statements of Operations.
Investments in FT Underlying Funds for the year ended July 31, 2026, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Retirement Advantage Plus Maturity Fund
Controlled Affiliates
Franklin Multi-Asset Income Fund,
Class P ................. $ — $ 539,550,105 $ (41,885,685) $ (83,746) $ (600,848) $ 496,979,826 42,954,177 $ 8,491,040
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 24,757,527 — (74,084) 254,119 24,937,562 2,214,704 429,751
Franklin BSP Lending Fund, Class
R6 ..................... — 25,218,087 — — (74,536) 25,143,551 2,484,541 947,683
Franklin Dynamic Asset Allocation
Balanced Fund, Class P ...... — 42,187,042 (2,689,959) 137,397 1,310,035 40,944,515 2,282,303 334,871
Putnam ESG Core Bond ETF .. 330,503,763 6,656,904 (343,758,318) 5,178,411 1,419,240 — — 8,010,067
Putnam ESG High Yield ETF ... 107,502,179 3,648,701 (111,564,138) 2,935,022 (2,521,764) — — 4,225,076
a
Putnam ESG Ultra Short ETF .. 36,371,015 1,450,529 (37,789,070) 105,277 (137,751) — — 1,032,990
Putnam Government Money Market
Fund, Class G, 4.469% ....... 1,018,495 37,739,452 (38,757,947) — — — — 36,818
Putnam PanAgora ESG
International Equity ETF ...... 26,622,100 1,259,259 (29,431,235) 5,756,326 (4,206,450) — — 3,317,245
a
Putnam Short Term Investment
Fund, Class P, 3.819% ....... — 42,402,569 (4,028,646) — — 38,373,923 38,373,923 607,639
Putnam Sustainable Future ETF . 46,032,801 1,490,432 (45,264,475) 5,258,598 (7,517,356) — — —
Putnam Sustainable Leaders ETF 91,905,636 1,509,633 (97,937,178) 19,069,387 (14,547,478) — — 354,664
Total Non-Controlled Affiliates $639,955,989 $188,320,135 $(711,220,966) $38,366,334 $(26,021,941) $129,399,551 $19,296,804
Total Affiliated Securities .... $639,955,989 $727,870,240 $(753,106,651) $38,282,588 $(26,622,789) $626,379,377 $27,787,844
Franklin Retirement Advantage Plus 2030 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 21,059,201 — (95,656) 220,832 21,184,377 1,881,383 372,574
Franklin BSP Lending Fund, Class
R6 ..................... — 21,415,289 — — (65,263) 21,350,026 2,109,686 774,310
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Retirement Advantage Plus 2030 Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Dynamic Asset Allocation
Balanced Fund, Class P ...... $ — $ 140,009,020 $ (21,682,657) $ 650,837 $ 3,635,888 $ 122,613,088 6,834,620 $ 1,005,832
Franklin Dynamic Asset Allocation
Conservative Fund, Class P .... — 254,192,130 (55,142,862) 83,873 181,041 199,314,182 17,376,999 2,043,643
Franklin Multi-Asset Income Fund,
Class P ................. — 160,495,676 (14,125,851) 451 100,061 146,470,337 12,659,493 2,205,627
Putnam ESG Core Bond ETF .. 200,449,641 59,314,849 (264,038,100) 3,699,632 573,978 — — 5,604,019
Putnam ESG High Yield ETF ... 27,981,593 9,324,790 (37,358,973) 750,397 (697,807) — — 1,292,594
a
Putnam ESG Ultra Short ETF .. 32,078,921 10,208,430 (42,236,556) 63,084 (113,879) — — 1,047,411
Putnam Government Money Market
Fund, Class G, 4.469% ....... 1,425,496 37,277,526 (38,703,022) — — — — 40,473
Putnam PanAgora ESG
International Equity ETF ...... 22,849,080 6,042,473 (30,163,274) 4,865,867 (3,594,146) — — 3,360,676
a
Putnam Short Term Investment
Fund, Class P, 3.819% ....... — 39,683,412 (4,945,607) — — 34,737,805 34,737,805 518,080
Putnam Sustainable Future ETF . 39,772,920 9,963,406 (47,446,782) 4,381,187 (6,670,731) — — —
Putnam Sustainable Leaders ETF 78,644,710 22,355,401 (104,793,689) 16,113,176 (12,319,598) — — 375,857
Total Non-Controlled Affiliates $403,202,361 $791,341,603 $(660,637,373) $30,512,848 $(18,749,624) $545,669,815 $18,641,096
Total Affiliated Securities .... $403,202,361 $791,341,603 $(660,637,373) $30,512,848 $(18,749,624) $545,669,815 $18,641,096
Franklin Retirement Advantage Plus 2035 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 16,240,719 — (130,266) 173,547 16,284,000 1,446,181 345,217
Franklin BSP Lending Fund, Class
R6 ..................... — 16,462,498 — — (48,659) 16,413,839 1,621,921 603,456
Franklin Dynamic Asset Allocation
Balanced Fund, Class P ...... — 356,857,799 (41,417,927) 687,932 9,830,811 325,958,615 18,169,377 2,607,952
Franklin Dynamic Asset Allocation
Conservative Fund, Class P .... — 3,556,692 (1,672,748) 40,873 (26,253) 1,898,564 165,524 15,344
Franklin Dynamic Asset Allocation
Growth Fund, Class P ........ — 32,323,059 (16,562,161) 344,583 844,462 16,949,943 707,722 —
Franklin Multi-Asset Income Fund,
Class P ................. — 14,344,160 (849,161) 26,212 76,760 13,597,971 1,175,278 102,816
Putnam ESG Core Bond ETF .. 114,932,462 20,521,767 (137,817,360) 2,232,187 130,944 — — 2,975,160
Putnam ESG High Yield ETF ... 18,316,120 4,403,919 (22,773,120) 494,450 (441,369) — — 797,771
a
Putnam ESG Ultra Short ETF .. 23,665,591 5,183,235 (28,817,800) 47,226 (78,252) — — 731,100
Putnam Government Money Market
Fund, Class G, 4.469% ....... 1,083,371 26,679,316 (27,762,687) — — — — 24,174
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Retirement Advantage Plus 2035 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam PanAgora ESG
International Equity ETF ...... $ 31,935,416 $ 5,951,055 $ (39,735,307) $ 7,056,588 $ (5,207,752) $ — — $ 4,445,821
a
Putnam Short Term Investment
Fund, Class P, 3.819% ....... — 25,649,382 (4,973,791) — — 20,675,591 20,675,591 308,530
Putnam Sustainable Future ETF . 55,865,137 8,909,954 (61,755,271) 6,966,707 (9,986,527) — — —
Putnam Sustainable Leaders ETF 110,817,507 18,212,576 (134,541,228) 25,382,128 (19,870,983) — — 486,029
Total Non-Controlled Affiliates $356,615,604 $555,296,131 $(518,678,561) $43,148,620 $(24,603,271) $411,778,523 $13,443,370
Total Affiliated Securities .... $356,615,604 $555,296,131 $(518,678,561) $43,148,620 $(24,603,271) $411,778,523 $13,443,370
Franklin Retirement Advantage Plus 2040 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 12,904,549 — (532,253) 131,428 12,503,724 1,110,455 696,886
Franklin BSP Lending Fund, Class
R6 ..................... — 12,639,696 — — (37,359) 12,602,337 1,245,290 459,798
Franklin Dynamic Asset Allocation
Balanced Fund, Class P ...... — 164,888,507 (22,891,607) 399,346 3,947,163 146,343,409 8,157,381 1,122,329
Franklin Dynamic Asset Allocation
Growth Fund, Class P ........ — 260,997,901 (38,902,156) 1,216,748 12,240,838 235,553,331 9,835,212 —
Putnam ESG Core Bond ETF .. 81,553,168 8,843,730 (92,072,956) 1,672,298 3,760 — — 2,055,007
Putnam ESG High Yield ETF ... 17,778,295 2,147,117 (19,985,073) 492,124 (432,463) — — 747,449
a
Putnam ESG Ultra Short ETF .. 20,419,111 3,430,184 (23,821,564) 34,128 (61,859) — — 636,134
Putnam Government Money Market
Fund, Class G, 4.469% ....... 1,838,471 25,689,996 (27,528,467) — — — — 30,103
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 8,947,270 631,168 (8,458,486) 288,806 (1,408,758) — — 3,786,373
a
Putnam PanAgora ESG
International Equity ETF ...... 43,799,852 4,924,974 (51,309,468) 9,941,463 (7,356,821) — — 5,943,779
a
Putnam Short Term Investment
Fund, Class P, 3.819% ....... — 19,274,330 (1,832,628) — — 17,441,702 17,441,702 239,782
Putnam Sustainable Future ETF . 67,973,124 6,252,002 (70,614,663) 9,189,381 (12,799,844) — — —
Putnam Sustainable Leaders ETF 134,028,016 12,399,616 (153,100,413) 32,897,682 (26,224,901) — — 572,070
Total Non-Controlled Affiliates $376,337,307 $535,023,770 $(510,517,481) $55,599,723 $(31,998,816) $424,444,503 $16,289,710
Total Affiliated Securities .... $376,337,307 $535,023,770 $(510,517,481) $55,599,723 $(31,998,816) $424,444,503 $16,289,710
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Retirement Advantage Plus 2045 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... $ — $ 8,364,743 $ — $ (814,090) $ 78,058 $ 7,628,711 677,505 $ 912,887
Franklin BSP Lending Fund, Class
R6 ..................... — 7,709,845 — — (22,789) 7,687,056 759,591 274,536
Franklin Dynamic Asset Allocation
Balanced Fund, Class P ...... — 7,812,924 (1,437,298) 86,370 72,603 6,534,599 364,247 39,981
Franklin Dynamic Asset Allocation
Equity Fund, Class P ........ — 27,747,980 (7,580,740) 295,371 1,372,251 21,834,862 1,177,716 —
Franklin Dynamic Asset Allocation
Growth Fund, Class P ........ — 325,667,006 (29,857,854) 836,839 16,382,411 313,028,402 13,070,079 —
Putnam ESG Core Bond ETF .. 41,234,825 5,829,804 (47,902,981) 936,394 (98,042) — — 1,024,560
Putnam ESG High Yield ETF ... 14,843,241 2,441,949 (17,329,989) 382,063 (337,264) — — 638,028
a
Putnam ESG Ultra Short ETF .. 14,279,214 3,140,983 (17,400,033) 23,249 (43,413) — — 450,508
Putnam Government Money Market
Fund, Class G, 4.469% ....... 308,994 19,829,968 (20,138,962) — — — — 22,760
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 13,719,008 1,824,530 (13,320,598) (147,967) (2,074,973) — — 6,709,710
a
Putnam PanAgora ESG
International Equity ETF ...... 42,691,169 6,515,006 (51,706,409) 9,197,315 (6,697,081) — — 5,995,685
a
Putnam Short Term Investment
Fund, Class P, 3.819% ....... — 14,303,377 (2,364,771) — — 11,938,606 11,938,606 162,193
Putnam Sustainable Future ETF . 60,306,239 8,382,056 (65,334,949) 7,192,494 (10,545,840) — — —
Putnam Sustainable Leaders ETF 119,544,689 15,560,499 (140,963,195) 27,617,488 (21,759,481) — — 524,087
Total Non-Controlled Affiliates $306,927,379 $455,130,670 $(415,337,779) $45,605,526 $(23,673,560) $368,652,236 $16,754,935
Total Affiliated Securities .... $306,927,379 $455,130,670 $(415,337,779) $45,605,526 $(23,673,560) $368,652,236 $16,754,935
Franklin Retirement Advantage Plus 2050 Fund
Controlled Affiliates
Franklin Dynamic Asset Allocation
Equity Fund, Class P ........ — 69,677,040 (7,526,008) 473,960 4,320,726 66,945,718 3,610,880 —
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 5,653,767 — (711,896) 49,709 4,991,580 443,302 774,557
Franklin BSP Lending Fund, Class
R6 ..................... — 5,043,050 — — (14,907) 5,028,143 496,852 174,319
Franklin Dynamic Asset Allocation
Growth Fund, Class P ........ — 216,873,461 (21,722,962) 693,739 10,557,263 206,401,501 8,618,017 —
Putnam ESG Core Bond ETF .. 24,655,153 3,211,649 (28,361,431) 540,762 (46,133) — — 601,630
Putnam ESG High Yield ETF ... 9,899,342 1,985,426 (11,913,656) 242,314 (213,426) — — 426,785
a
Putnam ESG Ultra Short ETF .. 6,700,685 2,011,970 (8,701,357) 6,726 (18,024) — — 219,542
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Retirement Advantage Plus 2050 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Government Money Market
Fund, Class G, 4.469% ....... $ 726,400 $ 15,410,184 $ (16,136,584) $ — $ — $ — — $ 17,382
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 11,815,159 1,951,314 (11,759,069) (210,901) (1,796,503) — — 5,929,236
a
Putnam PanAgora ESG
International Equity ETF ...... 34,710,970 5,617,807 (42,366,176) 7,542,257 (5,504,858) — — 4,914,882
a
Putnam Short Term Investment
Fund, Class P, 3.819% ....... — 5,266,400 (779,650) — — 4,486,750 4,486,750 58,900
Putnam Sustainable Future ETF . 48,689,283 7,201,821 (53,162,916) 5,954,120 (8,682,308) — — —
Putnam Sustainable Leaders ETF 96,741,521 12,367,107 (113,783,156) 22,849,877 (18,175,349) — — 419,270
Total Non-Controlled Affiliates $233,938,513 $282,593,956 $(308,686,957) $36,906,998 $(23,844,536) $220,907,974 $13,536,503
Total Affiliated Securities .... $233,938,513 $352,270,996 $(316,212,965) $37,380,958 $(19,523,810) $287,853,692 $13,536,503
Franklin Retirement Advantage Plus 2055 Fund
Controlled Affiliates
Franklin Dynamic Asset Allocation
Equity Fund, Class P ........ — 80,589,737 (8,789,902) 359,727 4,927,446 77,087,008 4,157,875 —
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 2,607,401 — (483,710) 23,187 2,146,878 190,664 513,020
Franklin BSP Lending Fund, Class
R6 ..................... — 2,171,028 — — (6,417) 2,164,611 213,894 81,586
Franklin Dynamic Asset Allocation
Growth Fund, Class P ........ — 104,211,525 (10,733,246) 290,912 5,018,447 98,787,638 4,124,745 —
Putnam ESG Core Bond ETF .. 11,859,095 1,584,867 (13,684,301) 260,886 (20,547) — — 291,072
Putnam ESG High Yield ETF ... 4,799,685 947,369 (5,762,044) 96,861 (81,871) — — 207,889
a
Putnam ESG Ultra Short ETF .. 2,707,012 452,925 (3,156,396) 2,472 (6,013) — — 84,208
Putnam Government Money Market
Fund, Class G, 4.469% ....... 484,116 9,441,023 (9,925,139) — — — — 10,155
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 8,151,023 1,196,824 (8,015,763) (193,547) (1,138,537) — — 4,030,118
a
Putnam PanAgora ESG
International Equity ETF ...... 24,091,188 3,620,309 (29,145,256) 4,766,873 (3,333,114) — — 3,386,838
a
Putnam Short Term Investment
Fund, Class P, 3.819% ....... — 1,148,730 (376,245) — — 772,485 772,485 14,182
Putnam Sustainable Future ETF . 33,748,757 4,604,446 (36,487,873) 3,413,966 (5,279,296) — — —
Putnam Sustainable Leaders ETF 66,738,260 7,564,367 (77,650,759) 14,303,875 (10,955,743) — — 290,044
Total Non-Controlled Affiliates $152,579,136 $139,550,814 $(194,937,022) $22,458,588 $(15,779,904) $103,871,612 $8,909,112
Total Affiliated Securities .... $152,579,136 $220,140,551 $(203,726,924) $22,818,315 $(10,852,458) $180,958,620 $8,909,112
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Retirement Advantage Plus 2060 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... $ — $ 802,908 $ — $ (53,232) $ 8,324 $ 758,000 67,318 $ 63,443
Franklin BSP Lending Fund, Class
R6 ..................... — 766,527 — — (2,266) 764,261 75,520 28,806
Franklin Dynamic Asset Allocation
Equity Fund, Class P ........ — 59,498,448 (7,215,277) 284,754 3,491,865 56,059,790 3,023,721 —
Franklin Dynamic Asset Allocation
Growth Fund, Class P ........ — 31,027,387 (3,956,035) 130,122 1,380,055 28,581,529 1,193,383 —
Putnam ESG Core Bond ETF .. 3,306,253 571,521 (3,944,912) 70,887 (3,749) — — 81,745
Putnam ESG High Yield ETF ... 1,307,344 324,581 (1,635,496) 22,935 (19,364) — — 58,345
a
Putnam ESG Ultra Short ETF .. 832,471 159,512 (990,865) 608 (1,726) — — 25,630
Putnam Government Money Market
Fund, Class G, 4.469% ....... 241,717 4,981,739 (5,223,456) — — — — 4,669
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 3,946,226 673,994 (3,956,330) (164,180) (499,710) — — 1,968,142
a
Putnam PanAgora ESG
International Equity ETF ...... 11,664,313 2,084,916 (14,423,751) 2,022,904 (1,348,382) — — 1,653,282
a
Putnam Short Term Investment
Fund, Class P, 3.819% ....... — 868,387 (404,859) — — 463,528 463,528 6,558
Putnam Sustainable Future ETF . 16,335,582 2,699,991 (18,128,547) 921,689 (1,828,715) — — —
Putnam Sustainable Leaders ETF 32,440,010 3,995,501 (38,015,504) 5,326,718 (3,746,725) — — 139,224
Total Non-Controlled Affiliates $70,073,916 $108,455,412 $(97,895,032) $8,563,205 $(2,570,393) $86,627,108 $4,029,844
Total Affiliated Securities .... $70,073,916 $108,455,412 $(97,895,032) $8,563,205 $(2,570,393) $86,627,108 $4,029,844
Franklin Retirement Advantage Plus 2065 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 14,896 — (1,025) 155 14,026 1,246 1,213
Franklin BSP Lending Fund, Class
R6 ..................... — 14,184 — — (42) 14,142 1,397 533
Franklin Dynamic Asset Allocation
Equity Fund, Class P ........ — 1,829,363 (210,585) 5,308 136,141 1,760,227 94,942 —
Franklin Dynamic Asset Allocation
Growth Fund, Class P ........ — 443,218 (180,199) (845) 18,883 281,057 11,735 —
Putnam ESG Core Bond ETF .. 25,250 12,471 (38,239) 645 (127) — — 662
Putnam ESG High Yield ETF ... 10,301 6,594 (16,891) 199 (203) — — 488
a
Putnam ESG Ultra Short ETF .. 6,583 7,101 (13,662) (14) (8) — — 255
Putnam Government Money Market
Fund, Class G, 4.469% ....... 4,811 464,278 (469,089) — — — — 133
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Retirement Advantage Plus 2065 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... $ 55,545 $ 34,432 $ (74,916) $ (7,331) $ (7,730) $ — — $ 36,186
a
Putnam PanAgora ESG
International Equity ETF ...... 164,188 106,037 (280,246) 32,155 (22,134) — — 26,658
a
Putnam Short Term Investment
Fund, Class P, 3.819% ....... — 25,025 (18,270) — — 6,755 6,755 80
Putnam Sustainable Future ETF . 231,002 138,032 (351,658) 18,467 (35,843) — — —
Putnam Sustainable Leaders ETF 457,721 258,540 (732,195) 95,622 (79,688) — — 2,017
Total Non-Controlled Affiliates $955,401 $3,354,171 $(2,385,950) $143,181 $9,404 $2,076,207 $68,225
Total Affiliated Securities .... $955,401 $3,354,171 $(2,385,950) $143,181 $9,404 $2,076,207 $68,225
Franklin Retirement Advantage Plus 2070 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 10,805 — (746) 113 10,172 903 881
Franklin BSP Lending Fund, Class
R6 ..................... — 10,287 — — (30) 10,257 1,013 387
Franklin Dynamic Asset Allocation
Equity Fund, Class P ........ — 930,830 (6,345) 512 65,010 990,007 53,398 —
Franklin Dynamic Asset Allocation
Growth Fund, Class P ........ — 131,300 (5,722) (218) 7,004 132,364 5,527 —
Putnam ESG Core Bond ETF .. — 28,764 (29,056) 292 — — — 616
Putnam ESG High Yield ETF ... — 12,202 (12,215) 13 — — — 451
a
Putnam ESG Ultra Short ETF .. — 9,025 (9,007) (18) — — — 231
Putnam Government Money Market
Fund, Class G, 4.469% ....... — 15,984 (15,984) — — — — 58
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... — 64,905 (56,352) (8,553) — — — 27,413
a
Putnam PanAgora ESG
International Equity ETF ...... — 195,656 (206,581) 10,925 — — — 23,097
a
Putnam Short Term Investment
Fund, Class P, 3.819% ....... — 9,984 (6,544) — — 3,440 3,440 57
Putnam Sustainable Future ETF . — 266,209 (256,378) (9,831) — — — —
Putnam Sustainable Leaders ETF — 502,921 (534,646) 31,725 — — — 1,943
Total Non-Controlled Affiliates $— $2,188,872 $(1,138,830) $24,101 $72,097 $1,146,240 $55,134
Total Affiliated Securities .... $— $2,188,872 $(1,138,830) $24,101 $72,097 $1,146,240 $55,134
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Advisers has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each Fund through at least November 30, 2028 for all the funds (with the exception of Franklin Retirement Advantage Plus 2060 Fund and Franklin Retirement Advantage Plus 2070 Fund, where the contractual agreements are through November 30, 2035 and
November 30, 2026) in an amount sufficient to result in total annual fund operating expenses for the following class shares of the Funds (exclusive of payments under the Funds' distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal the following annual rates of the Funds' average net assets. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Advisers has contractually agreed to waive fees and/or reimburse expenses of each Fund through at least November 30, 2028 for all the funds (with the exception of Franklin Retirement Advantage Plus 2060 Fund, where the contractual agreement is through November 30, 2035) in an amount equal to the Funds' acquired Fund fees and expenses. Effective February 27, 2026, the expenses (excluding certain fees and expenses as previously disclosed) for each Class of each Fund will be limited to
0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70% for Class A, C, R, R3, R4, R5, R6, and Y shares, respectively, based on the average net assets of each Class. Total expenses waived or paid are not subject to recapture subsequent to the
Funds' fiscal year end.
h. Other Affiliated Transactions
At July 31, 2026, Putnam Investment Holdings, LLC owned 99.4% of Franklin Retirement Advantage Plus 2070 Fund’s
outstanding shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2026, the capital loss carryforwards were as follows:
Annual rates
Class A ..................................................................................... 0.60%
Class C ..................................................................................... 0.60%
Class R ..................................................................................... 0.75%
Class R3 .................................................................................... 0.75%
Class R4 .................................................................................... 0.75%
Class R5 .................................................................................... 0.60%
Class R6 .................................................................................... 0.50%
Class Y ..................................................................................... 0.60%
Franklin
Retirement
Advantage Plus
Maturity Fund
1 1
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 18,957,279
*
*
Includes $14,966,368 from the merged Putnam Sustainable Retirement 2025 Fund which may be carried over to offset future capital gains, subject to certain limitations.
3. Transactions with Affiliates
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
During the year ended July 31, 2026, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended July 31, 2026 and 2025, was as follows:
Franklin
Retirement
Advantage Plus
Maturity Fund
Franklin
Retirement
Advantage Plus
2030 Fund
Franklin
Retirement
Advantage Plus
2035 Fund
Franklin
Retirement
Advantage Plus
2040 Fund
Capital loss utilized carryforwards ............. $39,424,035 $14,740,367 $5,623,677 $5,606,373
Franklin
Retirement
Advantage Plus
2045 Fund
Franklin
Retirement
Advantage Plus
2050 Fund
Franklin
Retirement
Advantage Plus
2055 Fund
Capital loss utilized carryforwards .............................. $3,497,747 $2,041,698 $18,269
Franklin Retirement Advantage Plus
Maturity Fund
Franklin Retirement Advantage Plus
2030 Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $23,652,553 $7,547,087 $10,436,310 $8,673,950
Franklin Retirement Advantage Plus
2035 Fund
Franklin Retirement Advantage Plus
2040 Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $7,273,359 $6,395,719 $7,840,508 $5,455,362
Franklin Retirement Advantage Plus
2045 Fund
Franklin Retirement Advantage Plus
2050 Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $5,777,434 $3,935,600 $4,344,267 $2,723,535
Franklin Retirement Advantage Plus
2055 Fund
Franklin Retirement Advantage Plus
2060 Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $2,597,038 $1,429,351 $1,099,932 $547,188
Long term capital gain .................... 169,121 — 1,621,317 —
$2,766,159 $1,429,351 $2,721,249 $547,188
4. Income Taxes
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
At July 31, 2026, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin Retirement Advantage Plus
2065 Fund
Franklin
Retirement
Advantage Plus
2070 Fund
2026 2025 2026
Distributions paid from:
Ordinary income ......................................... $10,697 $5,919 $14,537
Long term capital gain ..................................... 90,341 26,950 —
$101,038 $32,869 $14,537
Franklin
Retirement
Advantage Plus
Maturity Fund
Franklin
Retirement
Advantage Plus
2030 Fund
Franklin
Retirement
Advantage Plus
2035 Fund
Franklin
Retirement
Advantage Plus
2040 Fund
a a a a a
Cost of investments ....................... $625,766,914 $542,140,962 $401,215,445 $408,649,335
Unrealized appreciation ..................... $1,564,154 $4,137,824 $10,925,581 $16,319,429
Unrealized depreciation ..................... (951,691) (608,971) (362,503) (524,261)
Net unrealized appreciation (depreciation) ....... $612,463 $3,528,853 $10,563,078 $15,795,168
Distributable earnings:
Undistributed ordinary income ................ $812,424 $11,286,370 $8,226,673 $8,919,099
Undistributed long term capital gains ........... — 12,810,769 32,866,589 46,618,017
Total distributable earnings .................. $812,424 $24,097,139 $41,093,262 $55,537,116
Franklin
Retirement
Advantage Plus
2045 Fund
Franklin
Retirement
Advantage Plus
2050 Fund
Franklin
Retirement
Advantage Plus
2055 Fund
Franklin
Retirement
Advantage Plus
2060 Fund
a a a a a
Cost of investments ....................... $351,006,046 $273,100,662 $171,158,058 $81,867,935
Unrealized appreciation ..................... $17,905,323 $14,927,699 $9,969,080 $4,880,244
Unrealized depreciation ..................... (259,133) (174,669) (168,518) (121,071)
Net unrealized appreciation (depreciation) ....... $17,646,190 $14,753,030 $9,800,562 $4,759,173
Distributable earnings:
Undistributed ordinary income ................ $7,258,561 $5,544,500 $4,610,397 $2,118,014
Undistributed long term capital gains ........... 42,834,066 36,311,565 24,571,054 8,096,837
Total distributable earnings .................. $50,092,627 $41,856,065 $29,181,451 $10,214,851
4. Income Taxes
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, non-deductible expenses and regulated investment companies.
The Funds, except for Franklin Retirement Advantage Plus Maturity Fund, Franklin Retirement Advantage Plus 2055 Fund,
and Franklin Retirement Advantage Plus 2070 Fund, utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2026, were as follows:
Franklin
Retirement
Advantage Plus
2065 Fund
Franklin
Retirement
Advantage Plus
2070 Fund
a a a
Cost of investments ......................................................... $1,923,369 $1,074,161
Unrealized appreciation ....................................................... $155,178 $72,127
Unrealized depreciation ....................................................... (2,340) (48)
Net unrealized appreciation (depreciation) ......................................... $152,838 $72,079
Distributable earnings:
Undistributed ordinary income .................................................. $22,776 $54,689
Undistributed long term capital gains ............................................. 162,291 26,646
Total distributable earnings .................................................... $185,067 $81,335
Franklin
Retirement
Advantage Plus
Maturity Fund
Franklin
Retirement
Advantage Plus
2030 Fund
Franklin
Retirement
Advantage Plus
2035 Fund
Franklin
Retirement
Advantage Plus
2040 Fund
Purchases .............................. $647,737,769 $714,734,682 $503,188,714 $489,794,097
Sales .................................. $710,320,057 $616,275,894 $485,538,778 $480,462,131
Franklin
Retirement
Advantage Plus
2045 Fund
Franklin
Retirement
Advantage Plus
2050 Fund
Franklin
Retirement
Advantage Plus
2055 Fund
Franklin
Retirement
Advantage Plus
2060 Fund
Purchases .............................. $420,334,125 $330,983,199 $209,114,424 $102,536,170
Sales .................................. $392,688,414 $299,296,732 $193,425,539 $92,220,467
Franklin
Retirement
Advantage Plus
2065 Fund
Franklin
Retirement
Advantage Plus
2070 Fund
Purchases ................................................................ $2,864,157 $2,162,386
Sales .................................................................... $1,898,592 $1,116,301
4. Income Taxes
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At July 31, 2026, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedules of Investments.
7. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund

Putnam Target Date Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Target Date Funds and Shareholders of Franklin Retirement Advantage Plus Maturity
Fund, Franklin Retirement Advantage Plus 2030 Fund, Franklin Retirement Advantage Plus 2035 Fund, Franklin Retirement
Advantage Plus 2040 Fund, Franklin Retirement Advantage Plus 2045 Fund, Franklin Retirement Advantage Plus 2050
Fund, Franklin Retirement Advantage Plus 2055 Fund, Franklin Retirement Advantage Plus 2060 Fund, Franklin Retirement
Advantage Plus 2065 Fund and Franklin Retirement Advantage Plus 2070 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting Putnam Target Date Funds, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United
States of America.
(a) Statement of operations for the year ended July 31, 2026 and statements of changes in net assets for each of the two years in the period ended July 31, 2026
(b) Statement of operations and statement of changes in net assets for the period August 1, 2025 (commencement of operations) to July 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Franklin Retirement Advantage Plus Maturity Fund
(a)
Franklin Retirement Advantage Plus 2030 Fund
(a)
Franklin Retirement Advantage Plus 2035 Fund
(a)
Franklin Retirement Advantage Plus 2040 Fund
(a)
Franklin Retirement Advantage Plus 2045 Fund
(a)
Franklin Retirement Advantage Plus 2050 Fund
(a)
Franklin Retirement Advantage Plus 2055 Fund
(a)
Franklin Retirement Advantage Plus 2060 Fund
(a)
Franklin Retirement Advantage Plus 2065 Fund
(a)
Franklin Retirement Advantage Plus 2070 Fund
(b)

Putnam Target Date Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with transfer agents. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Target Date Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2026:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended July 31, 2026:
Pursuant to:
Franklin Retirement
Advantage Plus
Maturity Fund
Franklin Retirement
Advantage Plus 2030
Fund
Franklin Retirement
Advantage Plus 2035
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $235,131 $2,385,664
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $1,226,899 $659,032 $657,186
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $2,569,660 $1,871,742 $1,965,918
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — $458,950 $467,014
Section 163(j) Interest Dividends Earned §163(j) $27,609 $32,071 $23,343
Pursuant to:
Franklin Retirement
Advantage Plus 2040
Fund
Franklin Retirement
Advantage Plus 2045
Fund
Franklin Retirement
Advantage Plus 2050
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $3,201,299 $2,373,774 $2,204,711
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $641,272 $526,492 $419,270
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $2,706,282 $2,830,776 $2,334,845
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $642,053 $536,760 $407,485
Section 163(j) Interest Dividends Earned §163(j) $25,772 $19,770 $1,623
Pursuant to:
Franklin Retirement
Advantage Plus 2055
Fund
Franklin Retirement
Advantage Plus 2060
Fund
Franklin Retirement
Advantage Plus 2065
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $1,713,448 $2,349,964 $91,633
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $290,044 $139,224 $2,017
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,609,792 $788,677 $11,360
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $308,028 $176,344 $1,589
Section 163(j) Interest Dividends Earned §163(j) $926 $4,549 $115
Pursuant to:
Franklin Retirement
Advantage Plus 2070
Fund
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $1,943
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $11,047
Section 163(j) Interest Dividends Earned §163(j) $85

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Franklin
Retirement
Advantage Plus
Maturity Fund
Franklin
Retirement
Advantage Plus
2030 Fund
Franklin
Retirement
Advantage Plus
2035 Fund
Franklin
Retirement
Advantage Plus
2040 Fund
Franklin
Retirement
Advantage Plus
2045 Fund
Foreign Taxes Paid $24,132 $24,098 $31,997 $56,487 $66,643
Foreign Source Income
Earned $24,132 $24,098 $31,997 $56,487 $66,643
Franklin
Retirement
Advantage Plus
2050 Fund
Franklin
Retirement
Advantage Plus
2055 Fund
Franklin
Retirement
Advantage Plus
2060 Fund
Franklin
Retirement
Advantage Plus
2065 Fund
Franklin
Retirement
Advantage Plus
2070 Fund
Foreign Taxes Paid $55,429 $38,403 $18,693 $271 $261
Foreign Source Income
Earned $55,429 $38,403 $18,693 $271 $261

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Franklin Retirement Advantage Plus Funds
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of Putnam Retirement Advantage
Plus 2030 Fund (the “2030 Fund”), Putnam Retirement Advantage Plus 2035 Fund (the “2035 Fund”), Putnam Retirement
Advantage Plus 2040 Fund (the “2040 Fund”), Putnam Retirement Advantage Plus 2045 Fund (the “2045 Fund”), Putnam
Retirement Advantage Plus 2050 Fund (the “2050 Fund”), Putnam Retirement Advantage Plus 2055 Fund (the “2055 Fund”),
Putnam Retirement Advantage Plus 2060 Fund (the “2060 Fund”), Putnam Retirement Advantage Plus 2065 Fund (the “2065
Fund”), Putnam Retirement Advantage Plus 2070 Fund (the “2070 Fund”), and Putnam Retirement Advantage Plus Maturity
Fund (the “Maturity Fund,” and together with the 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060
Fund, 2065 Fund, and the 2070 Fund, collectively, the “RAP Funds”), including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and
Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and
Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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As of February 27, 2026, the RAP Funds (formerly known as the Putnam Sustainable Retirement Funds) were repositioned
(the “Repositioning”) and revised their investment policy from investing at least 80% of the value of each such fund’s net assets in investments of the type that met the Advisor’s sustainability criteria, to investing primarily in mutual funds and closed-
end funds managed by the Advisor or its affiliates that invest primarily in equity, fixed income and alternative asset classes.
In connection with approving the Repositioning, the Trustees noted the Advisor’s views on the increasingly unfavorable political, legal and marketplace conditions for environmental, social and governance products and the challenged peer-relative performance of the funds.
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.

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These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
The Trustees considered your fund’s management fee schedule and considered that the management fee for each RAP Fund
(except the Maturity Fund) is set each fiscal year based on a defined fee schedule in which the management fee rate declines as each RAP Fund (except the Maturity Fund) approaches the target year indicated in its name. The Trustees noted that the
Maturity Fund has a fixed ongoing annual management fee rate.
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees considered that your fund invests its assets in other Putnam funds that themselves pay management fees to Putnam Management. Your fund indirectly bears these fees, and the other expenses of the other Putnam funds in which it invests. The Trustees noted that the Adviser agreed to waive fees and/or reimburse expenses of your fund in an amount equal to the fund’s acquired fund fees and expenses. The Adviser also agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses and extraordinary expenses) would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.70% for Class A shares, Class C shares, Class R5 shares and Class
Y shares, 0.85% for Class R shares, Class R3 shares and Class R4 shares and 0.60% for Class R6 shares) (the “Expense
Caps”). Each of these contractual waivers will remain in effect through at least November 30, 2029 (for the 2060 Fund, through at least November 30, 2036, and for the 2070 Fund, through at least November 30, 2027). The Advisor’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.

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The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025.
1
The first quintile represents the
least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2025, reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
1
In connection with approving the Repositioning, the Trustees approved a 10 basis point increase to the Expense Caps effective February 27, 2026.
Accordingly, these results do not account for the increase to the Expense Caps
.
(Total expenses reflect the fees and expenses borne directly by the RAP Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses.)
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment
Quintile
Effective
Management
Fees
Total
Expenses
2030 Fund 3rd 3rd
2035 Fund 3rd 4th
2040 Fund 3rd 3rd
2045 Fund 3rd 4th
2050 Fund 3rd 3rd
2055 Fund 3rd 4th
2060 Fund 4th 4th
2065 Fund 3rd 3rd
2070 Fund 3rd 4th
Maturity Fund 3rd 3rd

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Annual Report
trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

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For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
The Trustees noted that the Repositioning occurred after the period ended December 31, 2025, and accordingly, your fund’s one-year, three-year and five-year performance related to periods prior to the Repositioning.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. The class A shares’ return, net of fees and expenses, for each of the 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund,
and the Maturity Fund was positive but trailed the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. The class A shares’ return, net of fees and expenses, for the 2065 Fund was positive but trailed the return of its benchmark over the one-year and three-year periods ended December 31, 2025. Because the 2070 Fund did not have a full year of performance, the Trustees were not able to consider the 2070 Fund’s performance before approving the continuance of the Management Contracts. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about significant underperformance of (i) each of the 2030 Fund, 2035 Fund, 2040 Fund,
2045 Fund, 2050 Fund, and 2055 Fund relative to such fund’s benchmark for the one-year period ended December 31, 2025, and (ii) each of the 2060 Fund and 2065 Fund relative to such fund’s benchmark for the one-year and three-year periods ended December 31, 2025. The Trustees noted and considered the Advisor’s observations concerning the performance of your fund.
In the Advisor’s view:
1. The RAP Funds (except for the 2070 Fund and Maturity Fund) were each managed as a fund-of-ETFs that allocated to seven underlying ETFs. The funds sought to add value, relative to benchmark, with active asset allocation and security selection. In 2025, both asset allocation and security selection dragged on active returns. This impact also resulted in the three-year significant underperformance of the 2060 Fund and 2065 Fund.
2. Asset allocation was impacted by the inclusion of Sustainable Future ETF. Diversifying the U.S. equity allocation across two
ETFs (also including Sustainable Leaders ETF) was meant to provide a portfolio construction benefit, but the mid cap growth positioning of Sustainable Future ETF detracted from the funds over the course of 2025.
3. Security selection was a more significant headwind for the year, as Sustainable Leaders ETF and Sustainable Future ETF both lagged their benchmarks significantly. The underperformance of these ETFs accounted for most of the negative active returns of each fund. It also resulted in target date fund vintages that held more equity tending to underperform by greater amounts, owing to larger allocations to the two ETFs.
As a general matter, the Trustees believe that engaging in constructive dialogue with the Advisor represents the most effective way for the Trustees to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the funds have, in effect, placed their trust in management, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that management has made changes in light of subpar investment performance when warranted, including in connection with proposing the Repositioning.
Based on the Advisor’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within the Advisor to address performance shortcomings. In the Trustees’
view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.
Brokerage and soft-dollar allocations; distribution and investor servicing

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The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. The Maturity
Fund is the only RAP Fund that is not expected to generate a significant amount of soft-dollar credits.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

PSRF-AFSOI 09/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Target Date Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	September 25, 2026